UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Item 1.	Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF

(formerly Fidelity MSCI Telecommunications Services Index ETF)

Fidelity MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Utilities Index ETF

Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548

Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2019 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3	Semiannual Report

Note to Shareholders

During January 2019 the Board approved to change the investment advisor from Fidelity SelectCo, LLC (SelectCo) to FMR Co., Inc. (FMRC) effective February 1, 2019. There was no change to the management fee.

Semiannual Report	4

Fidelity® MSCI Communication Services Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Communication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Communication Services Index ETF – NAVA	3.01%	8.47%	7.86%
Fidelity MSCI Communication Services Index ETF – Market PriceB	2.81%	8.34%	7.84%
MSCI USA IMI Communication Services 25/50 IndexA	3.14%	8.53%	7.92%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Communication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Communication Services Index ETF – NAVA	-5.45%	5.80%	5.96%
Fidelity MSCI Communication Services Index ETF – Market PriceB	-5.35%	5.81%	5.99%
MSCI USA IMI Communication Services 25/50 IndexA	-5.32%	5.85%	6.02%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Effective December 1, 2018, the fund’s sector index changed from the MSCI USA IMI Telecommunication Services 25/50 Index to the MSCI USA IMI Communication Services 25/50 Index.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

5	Semiannual Report

Fidelity® MSCI Communication Services Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Facebook, Inc. Class A	14.9
Alphabet, Inc. Class C	11.8
Alphabet, Inc. Class A	11.2
Verizon Communications, Inc.	8.8
Netflix, Inc.	4.6
AT&T, Inc.	4.4
The Walt Disney Co.	4.3
Comcast Corp. Class A	4.2
Charter Communications, Inc. Class A	2.2
Twenty-First Century Fox, Inc. Class A	2.1

68.5

Industries as of January 31, 2019

Semiannual Report	6

Fidelity® MSCI Consumer Discretionary Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	0.83%	12.03%	11.65%
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	0.68%	12.05%	11.45%
MSCI USA IMI Consumer Discretionary IndexA	0.91%	12.17%	11.78%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	-0.74%	8.61%	9.79%
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	-0.87%	8.60%	9.60%
MSCI USA IMI Consumer Discretionary IndexA	-0.65%	8.73%	9.92%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A From October 21, 2013.

B From October 24, 2013, date initially listed on the NYSE ARCA exchange.

* Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

7	Semiannual Report

Fidelity® MSCI Consumer Discretionary Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Amazon.com, Inc.	24.3
The Home Depot, Inc.	7.3
McDonald’s Corp.	4.8
NIKE, Inc. Class B	3.6
Starbucks Corp.	3.2
Booking Holdings, Inc.	3.0
Lowe’s Companies, Inc.	2.7
The TJX Companies, Inc.	2.2
General Motors Co.	1.7
Tesla Motors, Inc.	1.4

54.2

Industries as of January 31, 2019

*	Includes short-term investments and net other assets.

Semiannual Report	8

Fidelity® MSCI Consumer Staples Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	-5.10%	8.22%	7.60%
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	-5.03%	8.26%	7.37%
MSCI USA IMI Consumer Staples IndexA	-5.00%	8.38%	7.75%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	-8.30%	5.97%	6.68%
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	-8.49%	5.96%	6.40%
MSCI USA IMI Consumer Staples IndexA	-8.21%	6.11%	6.82%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

9	Semiannual Report

Fidelity® MSCI Consumer Staples Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
The Procter & Gamble Co.	13.5
The Coca-Cola Co.	10.9
PepsiCo, Inc.	9.0
Walmart, Inc.	7.9
Philip Morris International, Inc.	6.7
Altria Group, Inc.	4.9
Costco Wholesale Corp.	4.6
Mondelez International, Inc. Class A	3.8
Walgreens Boots Alliance, Inc.	3.5
Colgate-Palmolive Co.	3.0

67.8

Industries as of January 31, 2019

*	Includes short-term investments and net other assets.

Semiannual Report	10

Fidelity® MSCI Energy Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Energy Index ETF – NAVA	-13.34%	-3.89%	-4.26%
Fidelity MSCI Energy Index ETF – Market PriceB	-13.30%	-3.89%	-4.21%
MSCI USA IMI Energy IndexA	-13.29%	-3.80%	-4.16%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Energy Index ETF – NAVA	-19.95%	-7.18%	-6.34%
Fidelity MSCI Energy Index ETF – Market PriceB	-19.98%	-7.20%	-6.29%
MSCI USA IMI Energy IndexA	-19.91%	-7.09%	-6.25%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A From October 21, 2013.

B From October 24, 2013, date initially listed on the NYSE ARCA exchange.

* Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

11	Semiannual Report

Fidelity® MSCI Energy Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Exxon Mobil Corp.	21.8
Chevron Corp.	15.4
ConocoPhillips	5.5
Schlumberger Ltd.	4.3
EOG Resources, Inc.	4.0
Occidental Petroleum Corp.	3.6
Marathon Petroleum Corp.	3.2
Phillips 66	3.0
Valero Energy Corp.	2.7
Kinder Morgan, Inc.	2.5

66.0

Industries as of January 31, 2019

Semiannual Report	12

Fidelity® MSCI Financials Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Financials Index ETF – NAVA	-10.38%	10.62%	10.30%
Fidelity MSCI Financials Index ETF – Market PriceB	-10.53%	10.61%	10.35%
MSCI USA IMI Financials IndexA	-10.34%	10.75%	10.42%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Financials Index ETF – NAVA	-13.36%	7.99%	8.59%
Fidelity MSCI Financials Index ETF – Market PriceB	-13.43%	7.98%	8.66%
MSCI USA IMI Financials IndexA	-13.33%	8.11%	8.70%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

13	Semiannual Report

Fidelity® MSCI Financials Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
JPMorgan Chase & Co.	9.4
Bank of America Corp.	7.3
Berkshire Hathaway, Inc. Class B	7.2
Wells Fargo & Co.	6.0
Citigroup, Inc.	4.4
US Bancorp	2.1
American Express Co.	2.0
The Goldman Sachs Group, Inc.	1.9
CME Group, Inc.	1.8
Chubb Ltd.	1.7

43.8

Industries as of January 31, 2019

*	Includes short-term investments and net other assets.

Semiannual Report	14

Fidelity® MSCI Health Care Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Health Care Index ETF – NAVA	4.67%	11.92%	12.95%
Fidelity MSCI Health Care Index ETF – Market PriceB	4.72%	11.94%	12.80%
MSCI USA IMI Health Care IndexA	4.77%	12.04%	13.09%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Health Care Index ETF – NAVA	5.52%	11.02%	11.93%
Fidelity MSCI Health Care Index ETF – Market PriceB	5.53%	10.98%	11.77%
MSCI USA IMI Health Care IndexA	5.63%	11.15%	12.07%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

15	Semiannual Report

Fidelity® MSCI Health Care Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019
% of fund’s net assets
Johnson & Johnson	8.9
UnitedHealth Group, Inc.	6.5
Pfizer, Inc.	6.2
Merck & Co., Inc.	4.9
Abbott Laboratories	3.2
AbbVie, Inc.	3.0
Amgen, Inc.	3.0
Medtronic PLC	3.0
Eli Lilly & Co.	2.9
Thermo Fisher Scientific, Inc.	2.5

44.1

Industries as of January 31, 2019

*	Includes short-term investments and net other assets.

Semiannual Report	16

Fidelity® MSCI Industrials Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Industrials Index ETF – NAVA	-8.47%	8.73%	9.12%
Fidelity MSCI Industrials Index ETF – Market PriceB	-8.56%	8.74%	8.91%
MSCI USA IMI Industrials IndexA	-8.43%	8.84%	9.24%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Industrials Index ETF – NAVA	-13.81%	5.44%	7.02%
Fidelity MSCI Industrials Index ETF – Market PriceB	-13.84%	5.46%	6.81%
MSCI USA IMI Industrials IndexA	-13.77%	5.55%	7.14%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A From October 21, 2013.

B From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

17	Semiannual Report

Fidelity® MSCI Industrials Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
The Boeing Co.	7.7
Union Pacific Corp.	4.3
3M Co.	4.3
Honeywell International, Inc.	3.9
United Technologies Corp.	3.6
General Electric Co.	3.3
Caterpillar, Inc.	2.9
Lockheed Martin Corp.	2.7
United Parcel Service, Inc. Class B	2.7
CSX Corp.	2.0

37.4

Industries as of January 31, 2019

*	Includes short-term investments and net other assets.

Semiannual Report	18

Fidelity® MSCI Information Technology Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Information Technology Index ETF – NAVA	0.22%	16.37%	16.58%
Fidelity MSCI Information Technology Index ETF – Market PriceB	0.18%	16.37%	16.71%
MSCI USA IMI Information Technology IndexA	0.30%	16.49%	16.70%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Information Technology Index ETF – NAVA	-0.18%	14.08%	15.17%
Fidelity MSCI Information Technology Index ETF – Market PriceB	-0.37%	14.04%	15.26%
MSCI USA IMI Information Technology IndexA	-0.09%	14.19%	15.28%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

19	Semiannual Report

Fidelity® MSCI Information Technology Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Apple, Inc.	14.9
Microsoft Corp.	14.1
Visa, Inc. Class A	4.4
Cisco Systems, Inc.	4.1
Intel Corp.	4.0
Mastercard, Inc. Class A	3.6
Oracle Corp.	2.8
International Business Machines Corp.	2.3
Adobe, Inc.	2.3
Broadcom, Inc.	2.1

54.6

Industries as of January 31, 2019

* Includes short-term investments and net other assets.

Semiannual Report	20

Fidelity® MSCI Materials Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Materials Index ETF – NAVA	-14.48%	5.69%	5.74%
Fidelity MSCI Materials Index ETF – Market PriceB	-14.48%	5.71%	5.52%
MSCI USA IMI Materials IndexA	-14.43%	5.74%	5.79%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Materials Index ETF – NAVA	-17.40%	3.29%	4.40%
Fidelity MSCI Materials Index ETF – Market PriceB	-17.39%	3.30%	4.17%
MSCI USA IMI Materials IndexA	-17.36%	3.34%	4.46%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

21	Semiannual Report

Fidelity® MSCI Materials Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
DowDuPont, Inc.	15.2
Linde PLC	11.0
Ecolab, Inc.	5.1
Air Products & Chemicals, Inc.	4.4
The Sherwin-Williams Co.	4.4
LyondellBasell Industries N.V. Class A	3.5
PPG Industries, Inc.	3.1
Nucor Corp.	2.4
International Paper Co.	2.3
Newmont Mining Corp.	2.2

53.6

Industries as of January 31, 2019

Semiannual Report	22

Fidelity® MSCI Real Estate Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Real Estate Index ETF – NAVA	9.64%	4.91%
Fidelity MSCI Real Estate Index ETF – Market PriceB	9.91%	4.53%
MSCI USA IMI Real Estate IndexA	9.66%	4.95%
S&P 500 IndexA	-2.31%	9.81%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Real Estate Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Real Estate Index ETF – NAVA	-4.50%	2.09%
Fidelity MSCI Real Estate Index ETF – Market PriceB	-4.51%	1.70%
MSCI USA IMI Real Estate IndexA	-4.54%	2.12%
S&P 500 IndexA	-4.38%	7.88%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From February 2, 2015.

B	From February 5, 2015, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

23	Semiannual Report

Fidelity® MSCI Real Estate Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
American Tower Corp.	6.9
Simon Property Group, Inc.	5.1
Crown Castle International Corp.	4.4
Prologis, Inc.	4.0
Public Storage	3.0
Equinix, Inc.	2.8
Welltower, Inc.	2.6
Equity Residential	2.4
AvalonBay Communities, Inc.	2.4
Ventas, Inc.	2.1

35.7

Industries as of January 31, 2019

Semiannual Report	24

Fidelity® MSCI Utilities Index ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Utilities Index ETF – NAVA	11.80%	10.92%	10.94%
Fidelity MSCI Utilities Index ETF – Market PriceB	11.93%	10.95%	10.78%
MSCI USA IMI Utilities IndexA	11.92%	11.08%	11.09%
S&P 500 IndexA	-2.31%	10.96%	10.91%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Past 5 Years	Life of fund
Fidelity MSCI Utilities Index ETF – NAVA	4.40%	10.71%	10.36%
Fidelity MSCI Utilities Index ETF – Market PriceB	4.34%	10.71%	10.18%
MSCI USA IMI Utilities IndexA	4.55%	10.87%	10.51%
S&P 500 IndexA	-4.38%	8.49%	9.46%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

25	Semiannual Report

Fidelity® MSCI Utilities Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
NextEra Energy, Inc.	9.9
Duke Energy Corp.	7.3
Dominion Energy, Inc.	6.1
The Southern Co.	5.8
Exelon Corp.	5.4
American Electric Power Co., Inc.	4.6
Sempra Energy	3.7
Public Service Enterprise Group, Inc.	3.2
Xcel Energy, Inc.	3.1
Consolidated Edison, Inc.	2.8

51.9

Industries as of January 31, 2019

Semiannual Report	26

Fidelity MSCI Communication Services Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 21.4%
Alternative Carriers – 6.2%
CenturyLink, Inc.	211,891	$3,246,170
Cogent Communications Holdings, Inc.	43,834	2,123,757
Globalstar, Inc. (a)	3,512,329	2,309,708
Iridium Communications, Inc. (a)	93,679	1,815,499
ORBCOMM, Inc. (a)	203,719	1,658,273
pdvWireless, Inc. (a)	46,997	1,895,859
Vonage Holdings Corp. (a)	199,966	1,821,690
Zayo Group Holdings, Inc. (a)	99,438	2,729,573

		17,600,529

Integrated Telecommunication Services – 15.2%
AT&T, Inc.	410,890	12,351,353
ATN International, Inc.	23,757	1,771,797
Cincinnati Bell, Inc. (a)	159,829	1,332,974
Consolidated Communications Holdings, Inc.	144,153	1,539,554
Frontier Communications Corp.	542,273	1,084,546
Verizon Communications, Inc.	454,944	25,049,217

		43,129,441

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		60,729,970

ENTERTAINMENT – 17.6%
Interactive Home Entertainment – 3.5%
Activision Blizzard, Inc.	85,432	4,035,808
Electronic Arts, Inc. (a)	36,658	3,381,334
Glu Mobile, Inc. (a)	36,506	355,568
Rosetta Stone Inc. (a)	7,856	119,097
Take-Two Interactive Software, Inc. (a)	14,748	1,556,651
Zynga, Inc. Class A (a)	141,614	634,431

		10,082,889

Movies & Entertainment – 14.1%
AMC Entertainment Holdings, Inc. Class A	10,826	158,601
Cinemark Holdings, Inc.	14,143	578,732
IMAX Corp. (a)	9,658	200,597
Liberty Media Corp-Liberty Braves Class A (a)	3,620	98,247
Liberty Media Corp-Liberty Braves Class C (a)	6,638	178,960
Liberty Media Corp-Liberty Formula One Class C (a)	24,942	782,430
Lions Gate Entertainment Corp. Class A	11,548	212,137
Lions Gate Entertainment Corp. Class B	15,429	270,470
Live Nation Entertainment, Inc. (a)	19,821	1,060,622
Netflix, Inc. (a)	38,664	13,126,428
The Madison Square Garden Co. Class A (a)	2,183	606,656

	Shares	Value
The Marcus Corp.	5,997	$267,286
The Walt Disney Co.	109,339	12,193,485
Twenty-First Century Fox, Inc. Class A	120,114	5,922,821
Twenty-First Century Fox, Inc. Class B	52,013	2,551,758
Viacom, Inc. Class B	41,878	1,232,051
World Wrestling Entertainment, Inc. Class A	6,802	560,077

		40,001,358

TOTAL ENTERTAINMENT		50,084,247

INTERACTIVE MEDIA & SERVICES – 40.9%
Interactive Media & Services – 40.9%
Alphabet, Inc. Class A (a)	28,358	31,927,989
Alphabet, Inc. Class C (a)	30,122	33,627,297
ANGI Homeservices, Inc. Class A (a)	16,882	286,994
Care.com, Inc. (a)	11,097	263,776
Cars.com, Inc. (a)	13,498	368,630
Facebook, Inc. Class A (a)	253,774	42,301,588
IAC/InterActiveCorp. (a)	9,750	2,059,980
Liberty TripAdvisor Holdings, Inc. Class A (a)	14,521	241,920
QuinStreet, Inc. (a)	11,326	215,647
TripAdvisor, Inc. (a)	15,390	883,078
TrueCar, Inc. (a)	27,179	254,939
Twitter, Inc. (a)	81,897	2,748,463
Yelp, Inc. (a)	12,843	467,742
Zillow Group, Inc. Class C (a)	17,623	618,391

TOTAL INTERACTIVE MEDIA & SERVICES		116,266,434

MEDIA – 13.8%
Advertising – 1.4%
Clear Channel Outdoor Holding, Inc. Class A (a)	15,860	88,340
comScore, Inc. (a)	15,159	298,481
Emerald Expositions Events, Inc.	7,474	106,131
National CineMedia, Inc.	17,799	122,991
Omnicom Group, Inc.	26,125	2,034,615
TechTarget, Inc. (a)	9,961	144,435
The Interpublic Group of Cos., Inc.	45,990	1,046,272

		3,841,265

Broadcasting – 2.3%
AMC Networks, Inc. Class A (a)	6,170	388,340
CBS Corp. Class B	39,341	1,945,806
Discovery, Inc. Class A (a)	21,632	613,916
Discovery, Inc. Class C (a)	36,799	980,693
Entercom Communications Corp. Class A	34,596	253,589
Entravision Communications Corp. Class A	26,266	103,488
Gray Television, Inc. (a)	12,678	211,849
Hemisphere Media Group, Inc. (a)	6,432	85,288

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity MSCI Communication Services Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
MEDIA – continued
Broadcasting – continued
Nexstar Media Group, Inc. Class A	5,959	$497,398
Sinclair Broadcast Group, Inc. Class A	10,703	329,760
TEGNA, Inc.	29,070	341,282
The E.W. Scripps Co. Class A	12,999	244,121
Tribune Media Co. Class A	11,008	505,377

		6,500,907

Cable & Satellite – 9.3%
Cable One, Inc.	554	489,924
Charter Communications, Inc. Class A (a)	18,607	6,159,847
Comcast Corp. Class A	327,073	11,961,060
DISH Network Corp. Class A (a)	28,341	869,218
GCI Liberty, Inc. Class A (a)	11,973	609,426
Liberty Broadband Corp. Class C (a)	12,835	1,091,232
Liberty Global PLC Series A (a)	23,394	570,813
Liberty Global PLC Series C (a)	61,682	1,453,228
Liberty Latin America Ltd. Class A (a)	8,421	146,820
Liberty Latin America Ltd. Class C (a)	16,370	286,148
Liberty Media Corp-Liberty SiriusXM Class A (a)	11,520	458,266
Liberty Media Corp-Liberty SiriusXM Class C (a)	21,302	851,228
Loral Space & Communications Ltd. (a)	2,870	103,636
MSG Networks, Inc. Class A (a)	9,260	207,424
Sirius XM Holdings, Inc.	205,832	1,200,000
WideOpenWest, Inc. (a)	9,305	70,346

		26,528,616

Publishing – 0.8%
Gannett Co., Inc.	18,926	209,889
John Wiley & Sons, Inc. Class A	6,339	328,233
Meredith Corp.	5,581	302,881
New Media Investment Group, Inc.	10,900	149,003
News Corp. Class A	47,983	615,622
Scholastic Corp.	4,816	200,779
The New York Times Co. Class A	17,226	442,881

	Shares	Value
Tribune Publishing Co. (a)	6,210	$74,334

		2,323,622

TOTAL MEDIA		39,194,410

WIRELESS TELECOMMUNICATION SERVICES – 6.2%
Wireless Telecommunication Services – 6.2%
Boingo Wireless, Inc. (a)	79,402	1,915,176
Gogo, Inc. (a)	23,572	97,352
NII Holdings, Inc. (a)	28,757	139,472
Shenandoah Telecommunications Co.	44,199	2,105,198
Spok Holdings, Inc.	130,101	1,800,598
Sprint Corp. (a)	396,509	2,474,216
Telephone & Data Systems, Inc.	65,094	2,357,705
T-Mobile US, Inc. (a)	66,155	4,605,711
United States Cellular Corp. (a)	35,003	2,015,473

TOTAL WIRELESS TELECOMMUNICATION SERVICES		17,510,901

TOTAL COMMON STOCKS (Cost $273,238,204)		283,785,962

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (b) (Cost $196,123)	196,123	196,123

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $273,434,327)		283,982,085

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(55,291)

NET ASSETS – 100.0%		$283,926,794

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Fidelity MSCI Consumer Discretionary Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
AUTO COMPONENTS – 3.1%
Auto Parts & Equipment – 2.8%
Adient PLC	18,944	$373,955
American Axle & Manufacturing Holdings, Inc. (a)	24,005	354,794
Aptiv PLC	55,549	4,395,592
Autoliv, Inc.	18,342	1,464,609
BorgWarner, Inc.	43,951	1,797,596
Cooper-Standard Holding, Inc. (a)	3,825	292,460
Dana, Inc.	30,697	540,881
Delphi Technologies PLC	19,102	342,117
Dorman Products, Inc. (a)	6,009	516,474
Fox Factory Holding Corp. (a)	8,073	478,971
Garrett Motion, Inc. (a)	16,188	258,522
Gentex Corp.	56,647	1,199,783
Gentherm, Inc. (a)	7,846	333,926
LCI Industries	5,367	442,455
Lear Corp.	13,779	2,121,001
Modine Manufacturing Co. (a)	11,214	164,061
Motorcar Parts of America, Inc. (a)	4,366	87,320
Standard Motor Products, Inc.	4,398	216,206
Stoneridge, Inc. (a)	5,988	156,347
Superior Industries International, Inc.	6,379	32,852
Tenneco, Inc.	11,025	382,347
Tower International, Inc.	4,604	133,930
Veoneer, Inc. (a)	17,582	524,119
Visteon Corp. (a)	6,260	481,331

		17,091,649

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	10,740	378,048
The Goodyear Tire & Rubber Co.	49,985	1,059,182

		1,437,230

TOTAL AUTO COMPONENTS		18,528,879

AUTOMOBILES – 4.6%
Automobile Manufacturers – 4.4%
Ford Motor Co.	779,857	6,862,742
General Motors Co.	266,158	10,385,485
Tesla Motors, Inc. (a)	26,820	8,234,277
Thor Industries, Inc.	11,151	726,153
Winnebago Industries, Inc.	6,559	187,587

		26,396,244

Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	35,086	1,293,270

TOTAL AUTOMOBILES		27,689,514

DISTRIBUTORS – 1.1%
Distributors – 1.1%
Core-Mark Holding Co., Inc.	9,926	276,737
Genuine Parts Co.	30,823	3,076,752

	Shares	Value
LKQ Corp. (a)	66,939	$1,755,141
Pool Corp.	8,508	1,275,434

TOTAL DISTRIBUTORS		6,384,064

DIVERSIFIED CONSUMER SERVICES – 1.8%
Education Services – 1.0%
Adtalem Global Education, Inc. (a)	12,709	621,470
American Public Education, Inc. (a)	3,723	110,164
Bright Horizons Family Solutions, Inc. (a)	11,605	1,343,743
Career Education Corp. (a)	15,273	197,174
Chegg, Inc. (a)	20,520	722,714
Graham Holdings Co. Class B	929	617,785
Grand Canyon Education, Inc. (a)	10,192	947,245
Houghton Mifflin Harcourt Co. (a)	22,840	239,135
K12, Inc. (a)	7,325	230,811
Laureate Education, Inc. Class A (a)	20,133	322,128
Strategic Education, Inc.	4,585	501,599

		5,853,968

Specialized Consumer Services – 0.8%
Carriage Services, Inc.	4,240	82,468
frontdoor, Inc. (a)	15,334	455,726
H&R Block, Inc.	43,323	1,021,990
Regis Corp. (a)	7,419	138,364
Service Corp. International	37,979	1,630,059
ServiceMaster Global Holdings, Inc. (a)	28,617	1,115,777
Sotheby’s (a)	8,296	335,075
Weight Watchers International, Inc. (a)	8,597	275,104

		5,054,563

TOTAL DIVERSIFIED CONSUMER SERVICES		10,908,531

HOTELS, RESTAURANTS & LEISURE – 19.8%
Casinos & Gaming – 2.5%
Boyd Gaming Corp.	17,905	489,165
Caesars Entertainment Corp. (a)	124,420	1,137,199
Churchill Downs, Inc.	7,749	712,753
Eldorado Resorts, Inc. (a)	10,689	498,321
Golden Entertainment, Inc. (a)	4,481	83,795
Las Vegas Sands Corp.	82,648	4,823,337
MGM Resorts International	107,309	3,159,177
Monarch Casino & Resort, Inc. (a)	2,823	122,067
Penn National Gaming, Inc. (a)	23,571	571,361
PlayAGS, Inc. (a)	5,617	140,762
Red Rock Resorts, Inc. Class A	14,867	377,325
Scientific Games Corp. Class A (a)	11,857	297,136
Wynn Resorts Ltd.	20,544	2,527,117

		14,939,515

Hotels, Resorts & Cruise Lines – 4.7%
BBX Capital Corp.	10,679	65,889

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Belmond Ltd. Class A (a)	17,559	$437,570
Carnival Corp.	89,027	5,126,175
Choice Hotels International, Inc.	7,809	618,160
Extended Stay America, Inc.	40,028	684,479
Hilton Grand Vacations, Inc. (a)	20,551	623,517
Hilton Worldwide Holdings, Inc.	59,435	4,426,719
Lindblad Expeditions Holdings, Inc. (a)	5,942	73,027
Marriott International, Inc. Class A	61,837	7,082,192
Marriott Vacations Worldwide Corp.	8,472	750,111
Norwegian Cruise Line Holdings Ltd. (a)	46,197	2,375,912
Playa Hotels & Resorts N.V. (a)	13,366	105,324
Royal Caribbean Cruises Ltd.	35,080	4,211,354
Wyndham Destinations, Inc.	21,020	885,783
Wyndham Hotels & Resorts, Inc.	21,077	1,034,670

		28,500,882

Leisure Facilities – 0.7%
International Speedway Corp. Class A	5,316	230,980
Planet Fitness, Inc., Class A (a)	18,588	1,076,617
SeaWorld Entertainment, Inc. (a)	11,360	295,928
Six Flags Entertainment Corp.	15,111	930,687
Speedway Motorsports, Inc.	3,082	49,743
Vail Resorts, Inc.	8,485	1,597,386

		4,181,341

Restaurants – 11.9%
Aramark	51,878	1,709,380
Biglari Holdings, Inc. Class B (a)	271	35,479
BJ’s Restaurants, Inc.	4,544	226,427
Bloomin’ Brands, Inc.	16,934	312,094
Brinker International, Inc.	8,763	355,077
Carrols Restaurant Group, Inc. (a)	8,196	70,731
Chipotle Mexican Grill, Inc. (a)	5,257	2,784,160
Chuys Holdings, Inc. (a)	3,933	89,358
Cracker Barrel Old Country Store, Inc.	4,073	681,331
Darden Restaurants, Inc.	26,063	2,734,790
Dave & Buster’s Entertainment, Inc.	8,382	431,254
Del Taco Restaurants, Inc. (a)	7,595	78,912
Denny’s Corp. (a)	13,753	243,290
Dine Brands Global, Inc.	3,620	276,097
Domino’s Pizza, Inc.	8,358	2,371,415
Dunkin’ Brands Group, Inc.	17,653	1,207,289
El Pollo Loco Holdings, Inc. (a)	5,357	88,337
Fiesta Restaurant Group, Inc. (a)	5,695	84,628
Jack in the Box, Inc.	5,799	469,429
McDonald’s Corp.	162,520	29,055,326
Noodles & Co. (a)	5,249	37,793
Papa John’s International, Inc.	5,135	217,159
Potbelly Corp. (a)	5,999	52,011
Red Robin Gourmet Burgers, Inc. (a)	2,963	94,757

	Shares	Value
Ruth’s Hospitality Group, Inc.	6,471	$149,480
Shake Shack, Inc. Class A (a)	5,655	270,083
Starbucks Corp.	282,657	19,260,248
Texas Roadhouse, Inc. Class A	14,352	873,176
The Cheesecake Factory, Inc.	9,277	416,352
Wendy’s Co.	40,169	695,727
Wingstop, Inc.	6,244	409,919
Yum! Brands, Inc.	66,561	6,255,403

		72,036,912

TOTAL HOTELS, RESTAURANTS & LEISURE		119,658,650

HOUSEHOLD DURABLES – 4.2%
Consumer Electronics – 0.3%
Garmin Ltd.	23,828	1,648,421
GoPro, Inc. Class A (a)	25,340	124,926
Sonos, Inc. (a)	4,887	58,009
Universal Electronics, Inc. (a)	3,201	90,172

		1,921,528

Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	5,733	108,812
Hooker Furniture Corp.	2,750	79,117
La-Z-Boy, Inc.	10,019	296,763
Leggett & Platt, Inc.	27,470	1,125,171
Mohawk Industries, Inc. (a)	13,349	1,719,218
Tempur Sealy International, Inc. (a)	9,832	521,293

		3,850,374

Homebuilding – 2.4%
Beazer Homes U.S.A., Inc. (a)	7,390	92,597
Cavco Industries, Inc. (a)	1,852	307,969
Century Communities, Inc. (a)	5,090	119,411
D.R. Horton, Inc.	75,250	2,893,362
Green Brick Partners, Inc. (a)	6,260	52,960
Installed Building Products, Inc. (a)	4,851	204,276
KB Home	16,964	363,199
Lennar Corp. Class A	61,274	2,905,613
LGI Homes, Inc. (a)	4,180	247,874
M.D.C. Holdings, Inc.	9,743	320,837
M/I Homes, Inc. (a)	6,316	167,311
Meritage Homes Corp. (a)	8,268	372,721
NVR, Inc. (a)	725	1,928,500
PulteGroup, Inc.	56,824	1,580,275
Skyline Champion Corp.	7,587	137,021
Taylor Morrison Home Corp. Class A (a)	25,623	484,275
Toll Brothers, Inc.	29,557	1,091,836
TopBuild Corp. (a)	7,611	401,937
TRI Pointe Group, Inc. (a)	32,548	437,771
William Lyon Homes Class A (a)	6,659	88,298

		14,198,043

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Common Stocks – continued

	Shares	Value
HOUSEHOLD DURABLES – continued
Household Appliances – 0.5%
Hamilton Beach Brands Holding Co. Class A	1,885	$49,274
Helen of Troy Ltd. (a)	5,585	648,083
iRobot Corp. (a)	5,826	523,117
Whirlpool Corp.	13,581	1,806,409

		3,026,883

Housewares & Specialties – 0.4%
Newell Brands, Inc.	99,379	2,107,828
Tupperware Brands Corp.	10,788	294,189

		2,402,017

TOTAL HOUSEHOLD DURABLES		25,398,845

INTERNET & DIRECT MARKETING RETAIL – 31.0%
Interactive Media & Services – 1.6%
eBay, Inc. (a)	197,128	6,633,357
MercadoLibre, Inc. (a)	8,810	3,206,840

		9,840,197

Internet & Direct Marketing Retail – 25.0%
Amazon.com, Inc. (a)	85,447	146,860,322
Etsy, Inc. (a)	22,734	1,242,413
GrubHub, Inc. (a)	19,055	1,532,022
Quotient Technology, Inc. (a)	17,785	177,850
Shutterstock, Inc.	4,241	169,683
Stamps.com, Inc. (a)	3,658	680,681

		150,662,971

Internet Retail – 4.4%
1-800-FLOWERS.com, Inc. Class A (a)	5,896	94,041
Booking Holdings, Inc. (a)	9,947	18,230,961
Duluth Holdings, Inc. Class B (a)	4,338	103,591
Expedia Group, Inc.	25,830	3,080,227
Groupon, Inc. Class A (a)	97,648	368,133
Lands’ End, Inc. (a)	2,760	49,404
Liberty Expedia Holdings, Inc. Class A (a)	11,585	474,869
NutriSystem, Inc.	6,359	276,044
Overstock.com, Inc. (a)	5,014	86,993
PetMed Express, Inc.	4,698	111,249
Qurate Retail, Inc. (a)	90,684	1,972,377
Shutterfly, Inc. (a)	6,811	313,034
Wayfair, Inc. Class A (a)	11,954	1,308,485

		26,469,408

TOTAL INTERNET & DIRECT MARKETING RETAIL		186,972,576

LEISURE PRODUCTS – 1.0%
Leisure Products – 1.0%
Acushnet Holdings Corp.	7,406	170,264
American Outdoor Brands Corp. (a)	12,089	145,914
Brunswick Corp.	18,329	922,315

	Shares	Value
Callaway Golf Co.	20,213	$329,270
Hasbro, Inc.	25,354	2,296,058
Marine Products Corp.	2,391	33,952
MasterCraft Boat Holdings, Inc. (a)	4,285	93,542
Mattel, Inc. (a)	72,758	861,455
Nautilus, Inc. (a)	7,410	55,649
Polaris Industries, Inc.	12,473	1,046,235
Sturm, Ruger & Co., Inc.	3,910	213,017
Vista Outdoor, Inc. (a)	12,869	128,433

TOTAL LEISURE PRODUCTS		6,296,104

MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)	7,026	0

MULTILINE RETAIL – 4.2%
Department Stores – 0.9%
Dillard’s, Inc. Class A	2,839	189,617
J.C. Penney Co., Inc. (a)	69,110	91,225
Kohl’s Corp.	35,124	2,412,667
Macy’s, Inc.	64,642	1,700,085
Nordstrom, Inc.	24,722	1,147,348

		5,540,942

General Merchandise Stores – 3.3%
Big Lots, Inc.	8,705	274,556
Dollar General Corp.	55,689	6,428,181
Dollar Tree, Inc. (a)	49,898	4,831,623
Ollie’s Bargain Outlet Holdings, Inc. (a)	11,206	875,973
Target Corp.	104,836	7,653,028

		20,063,361

TOTAL MULTILINE RETAIL		25,604,303

SPECIALTY RETAIL – 21.4%
Apparel Retail – 5.1%
Abercrombie & Fitch Co. Class A	14,602	316,425
American Eagle Outfitters, Inc.	35,662	753,181
Ascena Retail Group, Inc. (a)	32,143	78,750
Boot Barn Holdings, Inc. (a)	6,211	145,524
Burlington Stores, Inc. (a)	14,194	2,437,252
Caleres, Inc.	9,333	278,497
Chico’s FAS, Inc.	27,797	161,223
Citi Trends, Inc.	3,259	66,777
DSW, Inc. Class A	14,762	402,264
Express, Inc. (a)	17,137	90,826
Foot Locker, Inc.	24,610	1,375,453
Gap, Inc.	48,994	1,246,407
Genesco, Inc. (a)	4,344	196,262
Guess?, Inc.	13,151	256,576
L Brands, Inc.	49,648	1,382,200
Ross Stores, Inc.	78,941	7,272,045

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
SPECIALTY RETAIL – continued
Apparel Retail – continued
Shoe Carnival, Inc.	2,584	$95,298
Tailored Brands, Inc.	11,085	140,003
The Buckle, Inc.	6,626	115,094
The Cato Corp. Class A	5,348	79,418
The Children’s Place Retail Stores, Inc.	3,520	340,595
The TJX Companies, Inc.	260,179	12,938,702
Urban Outfitters, Inc. (a)	16,219	523,874
Zumiez, Inc. (a)	4,330	110,025

		30,802,671

Automotive Retail – 3.0%
Advance Auto Parts, Inc.	15,563	2,477,630
America’s Car-Mart, Inc. (a)	1,484	103,821
Asbury Automotive Group, Inc. (a)	4,367	308,528
AutoNation, Inc. (a)	11,525	446,594
AutoZone, Inc. (a)	5,549	4,701,890
Camping World Holdings, Inc. Class A	7,580	107,484
CarMax, Inc. (a)	37,130	2,182,501
Group 1 Automotive, Inc.	4,098	250,101
Lithia Motors, Inc. Class A	4,943	439,680
Monro, Inc.	6,997	501,405
Murphy USA, Inc. (a)	6,507	478,590
O’Reilly Automotive, Inc. (a)	16,894	5,822,686
Penske Automotive Group, Inc.	8,151	382,119
Sonic Automotive, Inc. Class A	5,351	81,870

		18,284,899

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	52,802	3,127,991
Conn’s, Inc. (a)	4,709	98,606
GameStop Corp. Class A	22,105	250,671
Rent-A-Center, Inc. (a)	8,890	155,575

		3,632,843

Home Improvement Retail – 10.1%
Floor & Decor Holdings, Inc. Class A (a)	12,486	428,145
Lowe’s Companies, Inc.	169,929	16,340,372
Lumber Liquidators Holdings, Inc. (a)	6,683	80,330
The Home Depot, Inc.	239,670	43,986,635
Tile Shop Holdings, Inc.	9,354	70,997

		60,906,479

Homefurnishing Retail – 0.6%
Aarons, Inc. Class A	14,644	733,079
At Home Group, Inc. (a)	9,689	213,546
Bed Bath & Beyond, Inc.	29,837	450,240
Haverty Furniture Companies, Inc.	4,240	86,369
RH (a)	4,143	562,909
Sleep Number Corp. (a)	7,542	271,512
Williams-Sonoma, Inc.	17,130	932,386

		3,250,041

	Shares	Value
Specialty Stores – 2.0%
Barnes & Noble Education, Inc. (a)	8,929	$51,074
Barnes & Noble, Inc.	12,891	77,733
Dick’s Sporting Goods, Inc.	16,251	573,823
Five Below, Inc. (a)	11,721	1,450,239
GNC Holdings, Inc. Class A (a)	20,271	61,827
Hibbett Sports, Inc. (a)	4,467	72,991
MarineMax, Inc. (a)	6,108	108,600
National Vision Holdings, Inc. (a)	13,989	444,291
Office Depot, Inc.	107,536	317,231
Party City Holdings, Inc. (a)	12,903	142,449
Sally Beauty Holdings, Inc. (a)	25,586	440,591
Signet Jewelers Ltd.	12,698	309,323
The Container Store Group, Inc. (a)	5,253	37,611
The Michaels Cos., Inc. (a)	22,201	307,706
Tiffany & Co., Inc.	23,170	2,055,874
Tractor Supply Co.	25,590	2,185,386
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	11,919	3,479,395
Winmark Corp.	576	88,790

		12,204,934

TOTAL SPECIALTY RETAIL		129,081,867

TEXTILES, APPAREL & LUXURY GOODS – 7.7%
Apparel, Accessories & Luxury Goods – 3.5%
Capri Holdings Ltd. (a)	31,748	1,348,655
Carter’s, Inc.	9,831	814,990
Columbia Sportswear Co.	6,683	596,057
Fossil Group, Inc. (a)	9,789	166,021
G-III Apparel Group Ltd. (a)	9,001	313,865
Hanesbrands, Inc.	76,087	1,140,544
Lululemon Athletica, Inc. (a)	20,842	3,080,656
Movado Group, Inc.	3,539	113,071
Oxford Industries, Inc.	3,647	279,287
PVH Corp.	16,212	1,768,891
Ralph Lauren Corp.	11,633	1,351,057
Tapestry, Inc.	60,538	2,343,426
Under Armour, Inc. Class A (a)	39,353	816,181
Under Armour, Inc. Class C (a)	40,380	764,797
Vera Bradley, Inc. (a)	5,471	48,966
VF Corp.	70,680	5,949,136

		20,895,600

Footwear – 4.2%
Crocs, Inc. (a)	14,512	416,784
Deckers Outdoor Corp. (a)	5,729	735,890
NIKE, Inc. Class B	268,268	21,965,784
Skechers U.S.A., Inc. Class A (a)	28,598	777,008
Steven Madden Ltd.	17,698	577,840
Wolverine World Wide, Inc.	20,141	691,038

		25,164,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Common Stocks – continued

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Textiles – 0.0%
Unifi, Inc. (a)	3,680	$78,715

TOTAL TEXTILES, APPAREL & LUXURY GOODS		46,138,659

TOTAL COMMON STOCKS (Cost $633,305,177)		602,661,992

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (b) (Cost $458,424)	458,424	458,424

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $633,763,601)		603,120,416

NET OTHER ASSETS (LIABILITIES) – 0.0%		224,444

NET ASSETS – 100.0%		$603,344,860

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Fidelity MSCI Consumer Staples Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
BEVERAGES – 24.7%
Brewers – 0.9%
Molson Coors Brewing Co. Class B	45,998	$3,063,927
The Boston Beer Co., Inc. Class A (a)	2,389	595,243

		3,659,170

Distillers & Vintners – 2.4%
Brown-Forman Corp. Class B	64,487	3,047,011
Constellation Brands, Inc. Class A	40,159	6,974,012
MGP Ingredients, Inc.	3,890	279,263

		10,300,286

Soft Drinks – 21.4%
Coca-Cola Bottling Co. Consolidated	1,183	255,291
Monster Beverage Corp. (a)	99,410	5,690,228
National Beverage Corp.	3,177	266,360
PepsiCo, Inc.	334,027	37,634,822
Primo Water Corp. (a)	7,978	103,953
The Coca-Cola Co.	954,206	45,925,935

		89,876,589

TOTAL BEVERAGES		103,836,045

FOOD & STAPLES RETAILING – 20.8%
Drug Retail – 3.5%
Rite Aid Corp. (a)	292,821	235,223
Walgreens Boots Alliance, Inc.	200,501	14,488,202

		14,723,425

Food Distributors – 2.6%
Performance Food Group Co. (a)	27,154	927,581
SpartanNash Co.	10,748	223,021
Sysco Corp.	118,017	7,535,385
The Andersons, Inc.	6,451	226,108
The Chefs’ Warehouse, Inc. (a)	7,979	256,285
United Natural Foods, Inc. (a)	13,480	176,588
US Foods Holding Corp. (a)	53,682	1,810,157

		11,155,125

Food Retail – 1.9%
Casey’s General Stores, Inc.	9,279	1,194,022
Ingles Markets, Inc. Class A	5,710	162,963
Smart & Final Stores, Inc. (a)	11,159	67,289
Sprouts Farmers Market, Inc. (a)	31,921	765,466
The Kroger Co.	191,196	5,416,583
Village Super Market, Inc. Class A	4,987	134,100
Weis Markets, Inc.	4,893	237,408

		7,977,831

Hypermarkets & Super Centers – 12.8%
BJ’s Wholesale Club Holdings, Inc. (a)	21,647	569,533
Costco Wholesale Corp.	90,745	19,476,600
PriceSmart, Inc.	6,637	406,516
Walmart, Inc.	348,457	33,392,634

		53,845,283

TOTAL FOOD & STAPLES RETAILING		87,701,664

	Shares	Value
FOOD PRODUCTS – 18.3%
Agricultural Products – 2.6%
Archer-Daniels-Midland Co.	134,136	$6,022,706
Bunge Ltd.	34,556	1,902,999
Darling Ingredients, Inc. (a)	40,478	860,967
Fresh Del Monte Produce, Inc.	7,527	240,714
Ingredion, Inc.	17,618	1,744,182

		10,771,568

Packaged Foods & Meats – 15.7%
B&G Foods, Inc.	16,308	434,771
Calavo Growers, Inc.	3,769	306,646
Cal-Maine Foods, Inc.	8,109	342,038
Campbell Soup Co.	44,695	1,583,544
Conagra Brands, Inc.	116,334	2,517,468
Dean Foods Co.	20,469	85,356
Farmer Bros Co. (a)	2,577	63,394
Flowers Foods, Inc.	49,119	965,680
Freshpet, Inc. (a)	5,903	212,331
General Mills, Inc.	142,726	6,342,743
Hormel Foods Corp.	70,919	3,001,292
Hostess Brands, Inc. (a)	22,648	260,226
J&J Snack Foods Corp.	4,061	626,815
John B Sanfilippo & Son, Inc.	1,963	133,975
Kellogg Co.	62,854	3,709,015
Lamb Weston Holdings, Inc.	35,661	2,578,290
Lancaster Colony Corp.	5,069	806,326
Landec Corp. (a)	6,066	76,978
McCormick & Co., Inc. (non-vtg.)	29,339	3,627,474
Mondelez International, Inc. Class A	348,477	16,120,546
Pilgrim’s Pride Corp. (a)	15,547	314,982
Post Holdings, Inc. (a)	16,493	1,530,880
Sanderson Farms, Inc.	4,883	601,097
Seaboard Corp.	87	336,183
The Hain Celestial Group, Inc. (a)	22,137	405,771
The Hershey Co.	34,164	3,624,800
The JM Smucker Co.	27,673	2,902,344
The Kraft Heinz Co.	145,820	7,008,109
The Simply Good Foods Co. (a)	14,155	280,127
Tootsie Roll Industries, Inc.	5,756	199,445
TreeHouse Foods, Inc. (a)	13,307	776,597
Tyson Foods, Inc. Class A	71,261	4,412,481

		66,187,724

TOTAL FOOD PRODUCTS		76,959,292

HOUSEHOLD PRODUCTS – 21.2%
Household Products – 21.2%
Central Garden and Pet Co. (a)	2,673	104,808
Central Garden and Pet Co.
Class A (a)	9,783	348,471
Church & Dwight Co., Inc.	59,283	3,830,275
Colgate-Palmolive Co.	196,105	12,684,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Common Stocks – continued

	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Energizer Holdings, Inc.	14,476	$686,162
Kimberly-Clark Corp.	82,921	9,235,741
Spectrum Brands Holdings, Inc.	9,489	530,245
The Clorox Co.	30,832	4,574,852
The Procter & Gamble Co.	587,875	56,712,301
WD-40 Co.	3,584	651,392

TOTAL HOUSEHOLD PRODUCTS		89,358,319

PERSONAL PRODUCTS – 3.0%
Personal Products – 3.0%
Avon Products, Inc. (a)	104,463	244,443
Coty, Inc. Class A (a)	115,435	895,775
Edgewell Personal Care Co. (a)	12,186	480,738
elf Beauty, Inc. (a)	5,935	49,854
Herbalife Nutrition Ltd. (a)	26,951	1,608,975
Inter Parfums, Inc.	4,115	273,483
Medifast, Inc.	2,700	343,548
Nu Skin Enterprises, Inc. Class A	12,835	842,618
The Estee Lauder Cos., Inc. Class A	53,600	7,312,112
USANA Health Sciences, Inc. (a)	3,056	357,858

TOTAL PERSONAL PRODUCTS		12,409,404

TOBACCO – 11.8%
Tobacco – 11.8%
Altria Group, Inc.	417,021	20,579,986

	Shares	Value
Philip Morris International, Inc.	367,132	$28,166,367
Turning Point Brands, Inc.	3,252	115,153
Universal Corp.	7,005	404,189
Vector Group Ltd.	32,897	361,867

TOTAL TOBACCO		49,627,562

TOTAL COMMON STOCKS (Cost $443,079,664)		419,892,286

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (b) (Cost $407,882)	407,882	407,882

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $443,487,546)		420,300,168

NET OTHER ASSETS (LIABILITIES) – 0.1%		432,988

NET ASSETS – 100.0%		$420,733,156

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Fidelity MSCI Energy Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
ENERGY EQUIPMENT & SERVICES – 11.9%
Oil & Gas Drilling – 1.4%
Diamond Offshore Drilling, Inc. (a)	22,564	$246,624
Ensco PLC Class A	145,115	638,506
Helmerich & Payne, Inc.	36,187	2,026,110
Nabors Industries Ltd.	113,195	335,057
Noble Corp. PLC (a)	81,068	267,524
Patterson-UTI Energy, Inc.	73,083	886,497
Rowan Cos. PLC Class A (a)	39,872	486,040
Transocean Ltd. (a)	172,095	1,474,854
Unit Corp. (a)	17,781	283,785

		6,644,997

Oil & Gas Equipment & Services – 10.5%
Apergy Corp. (a)	25,687	863,597
Archrock, Inc.	42,984	405,769
Baker Hughes a GE Co.	167,042	3,937,180
Basic Energy Services, Inc. (a)	6,286	29,859
C&J Energy Services, Inc. (a)	20,251	325,434
Cactus, Inc. (a)	12,541	411,596
Core Laboratories N.V.	14,685	990,650
Covia Holdings Corp. (a)	10,546	49,355
Dril-Quip, Inc. (a)	12,507	468,262
Exterran Corp. (a)	10,734	186,342
Forum Energy Technologies, Inc. (a)	23,757	116,647
Frank’s International N.V. (a)	25,527	145,249
FTS International, Inc. (a)	7,362	60,000
Halliburton Co.	292,023	9,157,841
Helix Energy Solutions Group, Inc. (a)	46,920	320,464
Keane Group, Inc. (a)	16,431	165,624
KLX Energy Services Holdings, Inc. (a)	6,801	177,234
Mammoth Energy Services, Inc.	2,949	65,261
Matrix Service Co. (a)	8,768	188,074
McDermott International, Inc. (a)	60,080	529,906
National Oilwell Varco, Inc.	127,050	3,745,434
Natural Gas Services Group, Inc. (a)	4,217	69,623
NCS Multistage Holdings, Inc. (a)	3,718	21,044
Newpark Resources, Inc. (a)	30,170	250,713
Nine Energy Service, Inc. (a)	5,440	130,451
Oceaneering International, Inc. (a)	32,690	512,906
Oil States International, Inc. (a)	18,821	324,098
ProPetro Holding Corp. (a)	24,961	407,863
RPC, Inc.	21,398	230,884
Schlumberger Ltd.	459,373	20,308,880
SEACOR Holdings, Inc. (a)	5,779	239,193
Select Energy Services, Inc. (a)	17,183	146,055
Superior Energy Services, Inc. (a)	51,585	201,697
TechnipFMC PLC	143,213	3,288,170
TETRA Technologies, Inc. (a)	41,984	89,426
Tidewater, Inc. (a)	10,680	229,834
US Silica Holdings, Inc.	25,651	345,775

	Shares	Value
Weatherford International PLC (a)	333,419	$216,189

		49,352,579

TOTAL ENERGY EQUIPMENT & SERVICES		55,997,576

OIL, GAS & CONSUMABLE FUELS – 88.0%
Coal & Consumable Fuels – 0.4%
Arch Coal, Inc. Class A	6,179	544,556
CONSOL Energy, Inc. (a)	7,466	265,267
Peabody Energy Corp.	26,273	937,946

		1,747,769

Integrated Oil & Gas – 40.8%
Chevron Corp.	635,946	72,911,209
Exxon Mobil Corp.	1,405,151	102,969,465
Occidental Petroleum Corp.	253,802	16,948,898

		192,829,572

Oil & Gas Exploration & Production – 27.0%
Anadarko Petroleum Corp.	169,937	8,043,118
Antero Resources Corp. (a)	68,457	688,677
Apache Corp.	126,864	4,163,676
Berry Petroleum Corp.	6,789	80,042
Bonanza Creek Energy, Inc. (a)	5,139	118,454
Cabot Oil & Gas Corp.	146,494	3,655,025
California Resources Corp. (a)	15,320	308,698
Callon Petroleum Co. (a)	75,585	615,262
Carrizo Oil & Gas, Inc. (a)	30,259	371,581
Centennial Resource Development, Inc. Class A (a)	52,571	692,360
Chaparral Energy, Inc. Class A (a)	12,880	99,047
Chesapeake Energy Corp. (a)	387,943	1,105,638
Cimarex Energy Co.	31,671	2,386,093
CNX Resources Corp. (a)	56,613	687,282
Concho Resources, Inc. (a)	66,459	7,964,447
ConocoPhillips	385,686	26,107,085
Continental Resources, Inc. (a)	31,227	1,441,751
Denbury Resources, Inc. (a)	153,460	311,524
Devon Energy Corp.	168,778	4,497,934
Diamondback Energy, Inc.	51,715	5,332,851
Eclipse Resources Corp. (a)	35,347	40,649
EOG Resources, Inc.	192,230	19,069,216
EQT Corp.	87,689	1,707,305
Extraction Oil & Gas, Inc. (a)	35,244	138,861
Gran Tierra Energy, Inc. (a)	130,323	308,866
Gulfport Energy Corp. (a)	51,705	433,805
Halcon Resources Corp. (a)	43,302	71,015
Hess Corp.	89,473	4,831,542
HighPoint Resources Corp. (a)	38,973	109,124
Jagged Peak Energy, Inc. (a)	17,634	185,686
Kosmos Energy Ltd. (a)	79,549	408,086
Laredo Petroleum, Inc. (a)	55,003	209,011
Marathon Oil Corp.	283,328	4,473,749

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Common Stocks – continued

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Matador Resources Co. (a)	34,785	$678,308
Murphy Oil Corp.	54,605	1,493,447
Newfield Exploration Co. (a)	66,310	1,212,147
Noble Energy, Inc.	160,263	3,580,275
Northern Oil and Gas, Inc. (a)	34,657	87,682
Oasis Petroleum, Inc. (a)	89,749	540,289
Parsley Energy, Inc. Class A (a)	83,612	1,553,511
PDC Energy, Inc. (a)	21,962	715,302
Penn Virginia Corp. (a)	3,236	169,761
Pioneer Natural Resources Co.	56,548	8,047,911
QEP Resources, Inc. (a)	78,692	650,783
Range Resources Corp.	82,857	913,913
Resolute Energy Corp. (a)	6,458	211,370
Ring Energy, Inc. (a)	19,229	113,067
SandRidge Energy, Inc. (a)	7,820	64,828
SM Energy Co.	35,335	693,273
Southwestern Energy Co. (a)	194,740	851,014
SRC Energy, Inc. (a)	80,499	396,055
Talos Energy, Inc. (a)	7,250	138,475
Tellurian, Inc. (a)	28,048	280,480
Texas Pacific Land Trust	2,070	1,439,499
Ultra Petroleum Corp. (a)	52,835	38,041
W&T Offshore, Inc. (a)	31,737	159,954
Whiting Petroleum Corp. (a)	30,216	865,084
WildHorse Resource Development Corp. (a)	8,391	142,395
WPX Energy, Inc. (a)	139,507	1,710,356

		127,404,680

Oil & Gas Refining & Marketing – 10.3%
Clean Energy Fuels Corp. (a)	46,873	89,059
CVR Energy, Inc.	10,039	403,066
Delek US Holdings, Inc.	26,489	861,157
Green Plains, Inc.	13,136	186,662
HollyFrontier Corp.	55,508	3,127,321
Marathon Petroleum Corp.	229,273	15,191,629
Par Pacific Holdings, Inc. (a)	9,833	159,885
PBF Energy, Inc. Class A	37,818	1,384,895
Phillips 66	146,379	13,966,020
Renewable Energy Group, Inc. (a)	11,043	319,143

	Shares	Value
REX American Resources Corp. (a)	1,906	$139,005
Valero Energy Corp.	141,848	12,457,091
World Fuel Services Corp.	22,519	560,498

		48,845,431

Oil & Gas Storage & Transportation – 9.5%
Antero Midstream GP LP	24,763	332,319
Cheniere Energy, Inc. (a)	69,972	4,593,662
Enbridge Energy Management LLC (a)	0.00	0
EnLink Midstream LLC	88,601	963,979
Equitrans Midstream Corp. (a)	74,862	1,558,627
International Seaways, Inc. (a)	6,359	115,225
Kinder Morgan, Inc.	659,178	11,931,122
ONEOK, Inc.	136,482	8,763,509
Plains GP Holdings LP Class A (a)	49,842	1,138,391
SemGroup Corp. Class A	19,606	314,088
Tallgrass Energy LP	51,443	1,225,887
Targa Resources Corp.	74,810	3,217,578
The Williams Cos., Inc.	401,757	10,819,316

		44,973,703

TOTAL OIL, GAS & CONSUMABLE FUELS		415,801,155

TOTAL COMMON STOCKS (Cost $576,973,018)		471,798,731

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (b) (Cost $218,454)	218,454	218,454

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $577,191,472)		472,017,185

NET OTHER ASSETS (LIABILITIES) – 0.1%		379,433

NET ASSETS – 100.0%		$472,396,618

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Fidelity MSCI Financials Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
BANKS – 44.6%
Diversified Banks – 29.2%
Bank of America Corp.	2,897,301	$82,486,159
Citigroup, Inc.	768,415	49,532,031
JPMorgan Chase & Co.	1,026,205	106,212,218
US Bancorp	472,539	24,175,095
Wells Fargo & Co.	1,397,021	68,328,297

		330,733,800

Regional Banks – 15.4%
1st Source Corp.	5,485	249,019
Access National Corp.	4,289	101,263
Allegiance Bancshares, Inc. (a)	3,601	129,348
Amalgamated Bank Class A	2,913	52,259
Ameris Bancorp	12,288	466,330
Arrow Financial Corp.	3,891	123,928
Associated Banc-Corp	52,714	1,141,258
Atlantic Capital Bancshares, Inc. (a)	7,783	140,717
Banc of California, Inc.	12,531	182,702
Bancfirst Corp.	5,014	269,152
BancorpSouth Bank	28,761	839,246
Bank of Hawaii Corp.	12,876	995,701
Bank of Marin Bancorp	3,784	158,701
Bank OZK	38,210	1,159,291
BankUnited, Inc.	32,199	1,088,648
Banner Corp.	10,042	547,691
Bar Harbor Bankshares	4,637	110,963
BB&T Corp.	236,226	11,527,829
Berkshire Hills Bancorp, Inc.	11,821	322,122
Blue Hills Bancorp, Inc.	7,216	170,586
BOK Financial Corp.	9,935	825,698
Boston Private Financial Holdings, Inc.	26,269	304,720
Bridge Bancorp, Inc.	5,352	164,788
Brookline Bancorp, Inc.	24,981	371,467
Bryn Mawr Bank Corp.	6,005	222,125
Byline Bancorp, Inc. (a)	5,220	98,606
Cadence BanCorp	40,664	762,450
Camden National Corp.	4,672	189,309
Carolina Financial Corp.	6,579	227,765
Cathay General Bancorp	23,610	876,403
CBTX, Inc.	5,962	192,275
CenterState Banks, Inc.	24,557	609,014
Central Pacific Financial Corp.	8,128	232,705
Chemical Financial Corp.	21,660	963,004
CIT Group, Inc.	34,386	1,588,289
Citizens Financial Group, Inc.	145,324	4,929,390
City Holding Co.	4,812	344,924
Columbia Banking System, Inc.	22,916	842,163
Comerica, Inc.	52,196	4,109,913
Commerce Bancshares, Inc.	30,667	1,833,887
Community Bank System, Inc.	15,985	958,301
Community Trust Bancorp, Inc.	4,761	193,344

	Shares	Value
ConnectOne Bancorp, Inc.	9,507	$190,140
Cullen/Frost Bankers, Inc.	18,479	1,797,637
Customers Bancorp, Inc. (a)	9,455	185,980
CVB Financial Corp.	34,445	754,690
Eagle Bancorp, Inc. (a)	9,943	545,672
East West Bancorp, Inc.	44,127	2,220,471
Enterprise Financial Services Corp.	7,054	311,293
Equity Bancshares, Inc. Class A (a)	4,366	138,621
FB Financial Corp.	5,089	168,344
Fidelity Southern Corp.	6,686	203,656
Fifth Third Bancorp	203,994	5,471,119
Financial Institutions, Inc.	4,815	129,138
First BanCorp	64,007	681,675
First BanCorp	8,951	329,128
First Busey Corp.	13,474	333,616
First Citizens BancShares, Inc. Class A	2,013	820,358
First Commonwealth Financial Corp.	31,177	424,007
First Community Bancshares, Inc.	4,582	157,163
First Financial Bancorp	30,412	800,748
First Financial Bankshares, Inc.	16,742	1,022,936
First Financial Corp.	2,954	122,502
First Foundation, Inc. (a)	10,402	151,141
First Hawaiian, Inc.	34,844	896,536
First Horizon National Corp.	94,393	1,385,689
First Interstate Bancsystem, Inc. Class A	10,889	423,800
First Merchants Corp.	15,276	559,560
First Mid-Illinois Bancshares, Inc.	3,431	111,782
First Midwest Bancorp, Inc.	31,660	697,153
First Republic Bank	49,530	4,786,084
Flushing Financial Corp.	8,081	179,237
FNB Corp.	99,370	1,157,661
Franklin Financial Network, Inc. (a)	4,059	129,360
Fulton Financial Corp.	53,519	858,980
German American Bancorp, Inc.	6,741	197,174
Glacier Bancorp, Inc.	26,254	1,107,394
Great Southern Bancorp, Inc.	3,358	179,116
Great Western Bancorp, Inc.	18,300	645,807
Hancock Whitney Corp.	26,059	1,070,504
Hanmi Financial Corp.	10,100	221,493
HarborOne Bancorp, Inc. (a)	4,331	65,745
Heartland Financial USA, Inc.	9,487	430,330
Heritage Commerce Corp.	12,373	164,190
Heritage Financial Corp.	11,285	349,609
Hilltop Holdings, Inc.	23,216	427,407
Home BancShares, Inc.	48,171	882,011
HomeTrust Bancshares, Inc.	5,480	147,960
Hope Bancorp, Inc.	40,630	581,415
Horizon Bancorp, Inc.	11,077	178,783
Huntington Bancshares, Inc.	336,270	4,452,215
Iberiabank Corp.	17,021	1,257,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Common Stocks – continued

	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Corp.	8,300	$662,174
Independent Bank Corp.	7,366	163,231
Independent Bank Group, Inc.	10,654	562,105
International Bancshares Corp.	17,178	609,304
Investors Bancorp, Inc.	77,098	935,970
KeyCorp	321,226	5,290,592
Lakeland Bancorp, Inc.	13,570	212,371
Lakeland Financial Corp.	7,306	328,989
LegacyTexas Financial Group, Inc.	14,074	560,708
Live Oak Bancshares, Inc.	7,774	108,059
M&T Bank Corp.	41,710	6,862,963
MB Financial, Inc.	25,795	1,144,782
Mercantile Bank Corp.	4,728	156,970
Midland States Bancorp, Inc.	6,434	155,124
National Bank Holdings Corp. Class A	8,089	258,524
National Commerce Corp. (a)	4,437	180,652
NBT Bancorp, Inc.	13,561	483,043
Nicolet Bankshares, Inc. (a)	2,698	147,554
OFG Bancorp	13,479	261,223
Old Line Bancshares, Inc.	4,012	108,364
Old National Bancorp	42,594	687,467
Opus Bank	8,683	181,475
Origin Bancorp, Inc.	5,418	184,591
Pacific Premier Bancorp, Inc. (a)	15,276	454,461
PacWest Bancorp	37,166	1,434,236
Park National Corp.	4,336	407,671
Peapack Gladstone Financial Corp.	4,913	131,128
Peoples Bancorp, Inc.	5,330	170,560
People’s United Financial, Inc.	116,096	1,901,652
People’s Utah Bancorp	4,736	139,238
Pinnacle Financial Partners, Inc.	22,522	1,211,008
Popular, Inc.	31,133	1,700,173
Preferred Bank	4,572	212,872
Prosperity Bancshares, Inc.	20,144	1,433,044
QCR Holdings, Inc.	4,538	155,472
Regions Financial Corp.	336,626	5,106,616
Renasant Corp.	15,031	533,901
Republic Bancorp, Inc. Class A	3,137	130,782
Republic First Bancorp, Inc. (a)	16,469	97,167
S&T Bancorp, Inc.	10,875	417,818
Sandy Spring Bancorp, Inc.	10,166	331,513
Seacoast Banking Corp. of Florida (a)	13,918	383,023
ServisFirst Bancshares, Inc.	13,891	468,821
Signature Bank	16,858	2,146,192
Simmons First National Corp. Class A	27,235	673,794
South State Corp.	11,196	742,855
Southside Bancshares, Inc.	8,683	286,452
Sterling Bancorp/DE	65,013	1,250,850
Stock Yards Bancorp, Inc.	6,766	233,901

	Shares	Value
SunTrust Banks, Inc.	140,679	$8,359,146
SVB Financial Group (a)	16,206	3,782,156
Synovus Financial Corp.	50,689	1,795,404
TCF Financial Corp.	48,576	1,076,444
Texas Capital Bancshares, Inc. (a)	15,346	894,211
The Bancorp, Inc. (a)	15,876	134,628
The First Bancshares, Inc.	3,823	123,903
The First of Long Island Corp.	7,490	155,193
The PNC Financial Services Group, Inc.	141,769	17,390,803
Tompkins Financial Corp.	4,210	309,603
Towne Bank	20,016	519,615
Trico Bancshares	7,780	293,462
TriState Capital Holdings, Inc. (a)	6,393	130,161
Triumph Bancorp, Inc. (a)	7,256	221,018
Trustmark Corp.	20,044	631,987
UMB Financial Corp.	13,791	887,589
Umpqua Holdings Corp.	66,826	1,181,484
Union Bankshares Corp.	19,202	606,015
United Bankshares, Inc.	31,612	1,118,116
United Community Banks, Inc.	23,355	600,691
Univest Financial Corp.	9,025	211,997
Valley National Bancorp	96,530	975,918
Veritex Holdings, Inc. (a)	13,912	368,112
Washington Trust Bancorp, Inc.	4,651	242,038
Webster Financial Corp.	28,043	1,510,957
WesBanco, Inc.	16,716	678,837
Westamerica BanCorp.	8,286	519,201
Western Alliance Bancorp (a)	30,562	1,353,285
Wintrust Financial Corp.	17,102	1,216,636
Zions Bancorp NA	59,201	2,817,376

		173,629,427

TOTAL BANKS		504,363,227

CAPITAL MARKETS – 19.7%
Asset Management & Custody Banks – 6.5%
Affiliated Managers Group, Inc.	16,271	1,707,641
Ameriprise Financial, Inc.	43,316	5,483,806
Ares Management Corp. Class A	28,623	597,076
Arlington Asset Investment Corp. Class A	9,281	80,002
Artisan Partners Asset Management, Inc. Class A	15,579	363,302
Associated Capital Group, Inc. Class A	1,076	45,612
BlackRock, Inc.	36,545	15,169,099
Blucora, Inc. (a)	13,627	402,133
BrightSphere Investment Group PLC	24,299	300,579
Cohen & Steers, Inc.	6,299	237,031
Diamond Hill Investment Group, Inc.	1,023	158,565
Eaton Vance Corp.	35,939	1,384,370

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Fidelity MSCI Financials Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Federated Investors, Inc. Class B	29,192	$762,787
Franklin Resources, Inc.	96,299	2,851,413
GAMCO Investors, Inc. Class A	2,787	55,601
Invesco Ltd.	125,114	2,279,577
Janus Henderson Group PLC	57,805	1,261,883
Legg Mason, Inc.	26,040	775,992
Northern Trust Corp.	64,768	5,729,377
Pzena Investment Management, Inc. Class A	5,016	43,940
SEI Investments Co.	40,593	1,929,791
State Street Corp.	115,850	8,213,765
T Rowe Price Group, Inc.	74,255	6,939,872
The Bank of New York Mellon Corp.	305,321	15,974,395
Virtus Investment Partners, Inc.	2,241	201,623
Waddell & Reed Financial, Inc. Class A	24,420	418,070
Westwood Holdings Group, Inc.	2,435	89,170
WisdomTree Investments, Inc.	39,573	265,139

		73,721,611

Financial Exchanges and Data – 6.5%
CBOE Holdings, Inc.	34,051	3,175,937
CME Group, Inc.	109,143	19,894,586
Donnelley Financial Solutions, Inc. (a)	10,170	148,889
FactSet Research Systems, Inc.	11,682	2,554,035
Intercontinental Exchange, Inc.	174,913	13,426,322
MarketAxess Holdings, Inc.	11,443	2,457,613
Moody’s Corp.	52,735	8,359,025
Morningstar, Inc.	5,886	730,747
MSCI, Inc.	27,055	4,606,655
Nasdaq, Inc.	35,064	3,087,034
S&P Global, Inc.	76,795	14,717,762

		73,158,605

Investment Banking & Brokerage – 6.7%
B. Riley Financial, Inc.	4,256	64,904
BGC Partners, Inc. Class A	76,021	470,570
Cowen, Inc. Class A (a)	7,154	115,680
E*TRADE Financial Corp.	79,078	3,689,780
Evercore Partners, Inc. Class A	12,422	1,111,148
Greenhill & Co., Inc.	6,241	156,399
Houlihan Lokey, Inc.	10,408	460,450
Interactive Brokers Group, Inc. Class A	21,673	1,092,319
INTL. FCStone, Inc. (a)	4,798	183,428
Investment Technology Group, Inc.	9,601	290,526
Ladenburg Thalmann Financial Services, Inc.	33,057	95,204
LPL Financial Holdings, Inc.	26,826	1,887,746
Moelis & Co. Class A	14,079	615,956
Morgan Stanley	399,563	16,901,515
Piper Jaffray Cos.	4,405	304,077

	Shares	Value
PJT Partners, Inc. Class A	5,883	$255,793
Raymond James Financial, Inc.	39,983	3,218,632
Stifel Financial Corp.	21,606	1,034,279
TD Ameritrade Holding Corp.	86,436	4,836,094
The Charles Schwab Corp.	371,278	17,364,672
The Goldman Sachs Group, Inc.	109,518	21,685,659
Virtu Financial, Inc. Class A	14,730	376,352

		76,211,183

TOTAL CAPITAL MARKETS		223,091,399

CONSUMER FINANCE – 5.3%
Consumer Finance – 5.3%
Ally Financial, Inc.	128,531	3,349,518
American Express Co.	223,476	22,950,985
Capital One Financial Corp.	145,931	11,760,579
Credit Acceptance Corp. (a)	3,516	1,399,438
Curo Group Holdings Corp. (a)	4,207	52,588
Discover Financial Services	104,627	7,061,276
Encore Capital Group, Inc. (a)	8,088	238,920
Enova International, Inc. (a)	9,359	215,725
Ezcorp, Inc. Class A (a)	16,317	152,075
FirstCash, Inc.	13,561	1,117,833
Green Dot Corp. Class A (a)	14,673	1,086,096
LendingClub Corp. (a)	91,891	293,132
Navient Corp.	76,656	873,878
Nelnet, Inc. Class A	6,224	327,382
OneMain Holdings, Inc. (a)	24,856	742,946
PRA Group, Inc. (a)	13,931	411,104
SLM Corp. (a)	133,343	1,428,104
Synchrony Financial	214,852	6,454,154
World Acceptance Corp. (a)	2,093	217,023

TOTAL CONSUMER FINANCE		60,132,756

DIVERSIFIED FINANCIAL SERVICES – 7.8%
Multi-Sector Holdings – 7.4%
Berkshire Hathaway, Inc. Class B (a)	396,191	81,433,098
Cannae Holdings, Inc. (a)	19,703	381,056
Jefferies Financial Group, Inc.	91,327	1,900,515

		83,714,669

Other Diversified Financial Services – 0.4%
AXA Equitable Holdings, Inc.	72,572	1,345,485
FGL Holdings (a)	43,104	340,952
Voya Financial, Inc.	48,895	2,270,195

		3,956,632

Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	1,739
On Deck Capital, Inc. (a)	12,277	92,323

		94,062

TOTAL DIVERSIFIED FINANCIAL SERVICES		87,765,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Common Stocks – continued

	Shares	Value
INSURANCE – 19.3%
Insurance Brokers – 3.4%
Aon PLC	74,092	$11,575,393
Arthur J Gallagher & Co.	55,607	4,154,399
Brown & Brown, Inc.	72,288	1,963,342
Crawford & Co. Class A	5,688	54,434
eHealth, Inc. (a)	6,001	367,021
Marsh & McLennan Cos., Inc.	154,032	13,584,082
Willis Towers Watson PLC	39,929	6,500,042

		38,198,713

Life & Health Insurance – 4.9%
Aflac, Inc.	234,438	11,182,693
American Equity Investment Life Holding Co.	26,825	840,159
Athene Holding Ltd. Class A (a)	47,654	2,044,357
Brighthouse Financial, Inc. (a)	32,798	1,224,677
Citizens, Inc. (a)	14,053	99,636
CNO Financial Group, Inc.	50,109	895,949
FBL Financial Group, Inc. Class A	3,336	234,254
Genworth Financial, Inc. Class A (a)	153,500	742,940
Independence Holding Co.	1,499	53,604
Lincoln National Corp.	65,986	3,859,521
MetLife, Inc.	257,933	11,779,800
National Western Life Group, Inc. Class A	724	219,589
Primerica, Inc.	13,396	1,505,309
Principal Financial Group, Inc.	86,711	4,341,620
Prudential Financial, Inc.	127,196	11,719,839
Torchmark Corp.	32,605	2,730,995
Trupanion, Inc. (a)	8,053	213,807
Unum Group	66,603	2,315,120

		56,003,869

Multi-line Insurance – 2.3%
American Financial Group, Inc.	23,523	2,243,859
American International Group, Inc.	270,999	11,715,287
American National Insurance Co.	2,457	341,990
Assurant, Inc.	16,259	1,567,205
Hartford Financial Services Group, Inc.	109,151	5,121,365
Horace Mann Educators Corp.	12,741	530,663
Loews Corp.	81,788	3,917,645
National General Holdings Corp.	19,648	474,499

		25,912,513

Property & Casualty Insurance – 7.7%
Ambac Financial Group, Inc. (a)	13,860	262,231
AMERISAFE, Inc.	5,986	355,628
Arch Capital Group Ltd. (a)	123,426	3,622,553
Argo Group International Holdings Ltd.	10,329	689,357
Aspen Insurance Holdings Ltd.	18,271	762,449
Assured Guaranty Ltd.	32,942	1,336,128

	Shares	Value
Axis Capital Holdings Ltd.	25,956	$1,389,944
Chubb Ltd.	141,450	18,819,923
Cincinnati Financial Corp.	47,052	3,816,858
Donegal Group, Inc. Class A	3,631	47,820
EMC Insurance Group, Inc.	2,889	94,990
Employers Holdings, Inc.	10,176	431,157
Erie Indemnity Co. Class A	7,774	1,137,958
Fidelity National Financial, Inc.	83,712	3,027,026
First American Financial Corp.	34,685	1,737,025
Global Indemnity Ltd.	1,418	46,652
HCI Group, Inc.	2,171	102,862
Heritage Insurance Holdings, Inc.	6,782	98,475
James River Group Holdings Ltd.	9,297	358,585
Kemper Corp.	17,095	1,285,202
Kinsale Capital Group, Inc.	5,875	340,750
Markel Corp. (a)	4,229	4,455,294
MBIA, Inc. (a)	26,187	251,657
Mercury General Corp.	8,380	433,246
Old Republic International Corp.	87,502	1,763,165
ProAssurance Corp.	16,656	710,545
Protective Insurance Corp. Class B	2,749	50,664
RLI Corp.	11,558	762,944
Safety Insurance Group, Inc.	4,490	369,572
Selective Insurance Group, Inc.	18,276	1,113,374
State Auto Financial Corp.	5,136	174,624
Stewart Information Services Corp.	6,639	295,104
The Allstate Corp.	105,718	9,289,441
The Hanover Insurance Group, Inc.	12,921	1,473,511
The Navigators Group, Inc.	7,251	506,120
The Progressive Corp.	177,860	11,968,199
The Travelers Cos., Inc.	81,734	10,260,886
United Fire Group, Inc.	6,539	340,028
United Insurance Holdings Corp.	7,759	126,627
Universal Insurance Holdings, Inc.	10,072	379,916
White Mountains Insurance Group Ltd.	957	855,156
WR Berkley Corp.	30,271	2,327,537

		87,671,183

Reinsurance – 1.0%
Alleghany Corp.	4,561	2,880,545
Enstar Group Ltd. (a)	3,000	534,000
Everest Re Group Ltd.	12,439	2,724,763
Greenlight Capital Re Ltd. (a)	8,922	92,521
Maiden Holdings Ltd.	23,269	30,017
Reinsurance Group of America, Inc.	19,775	2,856,499
RenaissanceRe Holdings Ltd.	12,264	1,692,800
Third Point Reinsurance Ltd. (a)	24,861	261,289

		11,072,434

TOTAL INSURANCE		218,858,712

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Fidelity MSCI Financials Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – 1.8%
Mortgage REIT’s – 1.8%
AG Mortgage Investment Trust, Inc.	8,441	$152,107
AGNC Investment Corp.	157,696	2,824,335
Annaly Capital Management, Inc.	423,216	4,418,375
Anworth Mortgage Asset Corp.	29,197	130,511
Apollo Commercial Real Estate Finance, Inc.	33,691	613,176
Arbor Realty Trust, Inc.	22,026	263,431
ARMOUR Residential REIT, Inc.	15,446	324,675
Blackstone Mortgage Trust, Inc. Class A	34,136	1,177,351
Capstead Mortgage Corp.	28,326	208,763
Chimera Investment Corp.	57,210	1,088,706
Colony Credit Real Estate, Inc.	25,670	428,946
Dynex Capital, Inc.	15,876	95,573
Exantas Capital Corp.	9,024	95,384
Granite Point Mortgage Trust, Inc.	13,058	254,892
Invesco Mortgage Capital, Inc.	33,985	547,158
KKR Real Estate Finance Trust, Inc.	6,242	128,710
Ladder Capital Corp.	22,446	388,540
MFA Financial, Inc.	137,256	1,006,086
New Residential Investment Corp.	103,405	1,755,817
New York Mortgage Trust, Inc.	41,560	260,997
PennyMac Mortgage Investment Trust	18,312	370,635
Ready Capital Corp.	5,476	85,645
Redwood Trust, Inc.	25,424	410,089
Starwood Property Trust, Inc.	81,304	1,795,192
TPG RE Finance Trust, Inc.	9,938	197,071
Two Harbors Investment Corp.	75,719	1,104,740
Western Asset Mortgage Capital Corp.	14,678	140,322

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS)		20,267,227

THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Axos Financial, Inc. (a)	17,510	531,604
Beneficial Bancorp, Inc.	20,570	320,686
Capitol Federal Financial, Inc.	40,037	515,276
Columbia Financial, Inc. (a)	14,184	210,065
Dime Community Bancshares, Inc.	9,478	186,906
Essent Group Ltd. (a)	26,915	1,069,871
Federal Agricultural Mortgage Corp. Class C	2,734	193,430
First Defiance Financial Corp.	6,099	171,870
Flagstar Bancorp, Inc. (a)	9,872	304,551
HomeStreet, Inc. (a)	7,872	192,628

	Shares	Value
Kearny Financial Corp.	27,138	$348,452
LendingTree, Inc. (a)	2,517	745,888
Luther Burbank Corp.	5,687	53,742
Merchants Bancorp	2,886	56,479
Meridian Bancorp, Inc.	15,417	244,128
Meta Financial Group, Inc.	8,443	198,833
MGIC Investment Corp. (a)	109,915	1,371,739
Mr Cooper Group, Inc. (a)	23,658	364,097
New York Community Bancorp, Inc.	152,324	1,770,005
NMI Holdings, Inc. Class A (a)	18,125	398,750
Northfield Bancorp, Inc.	13,551	193,915
Northwest Bancshares, Inc.	30,443	537,014
OceanFirst Financial Corp.	11,661	279,981
Ocwen Financial Corp. (a)	34,690	58,279
Oritani Financial Corp.	12,576	212,031
Provident Financial Services, Inc.	19,303	476,977
Radian Group, Inc.	65,054	1,251,639
Sterling Bancorp, Inc.	5,526	47,524
TFS Financial Corp.	16,954	276,520
TrustCo Bank Corp.	29,990	232,722
United Community Financial Corp.	15,871	150,457
United Financial Bancorp, Inc.	15,339	227,171
Walker & Dunlop, Inc.	9,182	441,379
Washington Federal, Inc.	25,950	754,885
Waterstone Financial, Inc.	7,528	118,190
WSFS Financial Corp.	9,802	413,350

TOTAL THRIFTS & MORTGAGE FINANCE		14,921,034

TOTAL COMMON STOCKS (Cost $1,154,342,284)		1,129,399,718

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (c) (Cost $565,085)	565,085	565,085

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $1,154,907,369)		1,129,964,803

NET OTHER ASSETS (LIABILITIES) – 0.1%		1,326,821

NET ASSETS – 100.0%		$1,131,291,624

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$1,129,399,718	$1,129,397,979	$—	$1,739

Money Market Funds	565,085	565,085	—	—

Total Investments in Securities:	$1,129,964,803	$1,129,963,064	$—	$1,739

See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Fidelity MSCI Health Care Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
BIOTECHNOLOGY – 20.1%
Biotechnology – 20.1%
AbbVie, Inc.	607,707	$48,792,795
Abeona Therapeutics, Inc. (a)	11,271	76,530
ACADIA Pharmaceuticals, Inc. (a)	45,328	1,032,572
Acceleron Pharma, Inc. (a)	17,424	738,778
Achillion Pharmaceuticals, Inc. (a)	43,627	95,543
Acorda Therapeutics, Inc. (a)	15,430	256,601
Adamas Pharmaceuticals, Inc. (a)	8,693	78,237
Aduro Biotech, Inc. (a)	15,474	46,113
Agenus, Inc. (a)	35,944	121,131
Agios Pharmaceuticals, Inc. (a)	21,073	1,129,513
Aimmune Therapeutics, Inc. (a)	15,514	364,889
Akebia Therapeutics, Inc. (a)	30,265	166,760
Alder Biopharmaceuticals, Inc. (a)	24,411	343,707
Alexion Pharmaceuticals, Inc. (a)	89,456	10,999,510
Alkermes PLC (a)	62,245	2,045,993
Allakos, Inc. (a)	3,363	134,352
Alnylam Pharmaceuticals, Inc. (a)	36,301	3,032,223
AMAG Pharmaceuticals, Inc. (a)	13,449	220,160
Amgen, Inc.	259,760	48,603,694
Amicus Therapeutics, Inc. (a)	76,468	920,675
AnaptysBio, Inc. (a)	6,802	451,109
Apellis Pharmaceuticals, Inc. (a)	14,427	201,978
Aptinyx, Inc. (a)	3,344	17,857
Arcus Biosciences, Inc. (a)	9,750	99,157
Arena Pharmaceuticals, Inc. (a)	19,960	917,561
ArQule, Inc. (a)	36,889	136,489
Array BioPharma, Inc. (a)	81,410	1,519,925
Arrowhead Pharmaceuticals, Inc. (a)	31,330	442,380
Atara Biotherapeutics, Inc. (a)	12,742	484,196
Athenex, Inc. (a)	13,779	161,903
Audentes Therapeutics, Inc. (a)	14,308	354,838
Avrobio, Inc. (a)	2,385	29,717
Bellicum Pharmaceuticals, Inc. (a)	13,896	45,857
BioCryst Pharmaceuticals, Inc. (a)	30,732	266,754
Biogen, Inc. (a)	80,843	26,983,777
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,878	300,073
BioMarin Pharmaceutical, Inc. (a)	71,342	7,003,644
BioSpecifics Technologies Corp. (a)	2,182	141,786
Biotime, Inc. (a)	37,632	53,061
Bluebird Bio, Inc. (a)	21,713	2,897,166
Blueprint Medicines Corp. (a)	15,869	1,143,996
Cara Therapeutics, Inc. (a)	12,993	198,143
CareDx, Inc. (a)	11,599	325,120
Celgene Corp. (a)	282,272	24,969,781
ChemoCentryx, Inc. (a)	9,047	110,735
Clovis Oncology, Inc. (a)	19,874	504,005
Coherus Biosciences, Inc. (a)	18,342	246,883
Concert Pharmaceuticals, Inc. (a)	7,143	101,073

	Shares	Value
CRISPR Therapeutics AG (a)	7,892	$255,938
Cytokinetics, Inc. (a)	19,544	137,394
CytomX Therapeutics, Inc. (a)	16,734	284,143
Deciphera Pharmaceuticals, Inc. (a)	5,842	156,975
Denali Therapeutics, Inc. (a)	25,125	478,882
Dicerna Pharmaceuticals, Inc. (a)	16,770	172,899
Dynavax Technologies Corp. (a)	25,760	283,875
Eagle Pharmaceuticals, Inc. (a)	4,688	198,115
Editas Medicine, Inc. (a)	14,629	317,888
Emergent BioSolutions, Inc. (a)	16,924	1,055,888
Enanta Pharmaceuticals, Inc. (a)	5,787	459,661
Epizyme, Inc. (a)	23,030	235,367
Esperion Therapeutics, Inc. (a)	9,536	442,947
Exact Sciences Corp. (a)	49,196	4,431,576
Exelixis, Inc. (a)	119,322	2,812,420
Fate Therapeutics, Inc. (a)	20,649	312,626
FibroGen, Inc. (a)	30,594	1,736,209
Five Prime Therapeutics, Inc. (a)	14,796	166,455
Flexion Therapeutics, Inc. (a)	12,501	183,640
G1 Therapeutics, Inc. (a)	8,805	188,339
Genomic Health, Inc. (a)	8,721	661,139
Geron Corp. (a)	79,239	91,125
Gilead Sciences, Inc.	520,247	36,422,492
Global Blood Therapeutics, Inc. (a)	19,699	943,779
GlycoMimetics, Inc. (a)	13,388	149,946
Halozyme Therapeutics, Inc. (a)	52,219	844,903
Heron Therapeutics, Inc. (a)	28,084	755,460
Homology Medicines, Inc. (a)	5,230	106,012
ImmunoGen, Inc. (a)	60,526	317,761
Immunomedics, Inc. (a)	52,482	776,209
Incyte Corp. (a)	72,631	5,853,332
Inovio Pharmaceuticals, Inc. (a)	33,951	170,095
Insmed, Inc. (a)	31,319	761,365
Insys Therapeutics, Inc. (a)	8,822	30,524
Intellia Therapeutics, Inc. (a)	9,437	133,439
Intercept Pharmaceuticals, Inc. (a)	8,336	1,005,988
Intrexon Corp. (a)	30,242	231,654
Invitae Corp. (a)	20,893	294,173
Ionis Pharmaceuticals, Inc. (a)	52,261	3,031,138
Iovance Biotherapeutics, Inc. (a)	39,672	362,999
Ironwood Pharmaceuticals, Inc. (a)	55,930	764,004
Karyopharm Therapeutics, Inc. (a)	19,534	165,453
Kura Oncology, Inc. (a)	9,724	154,612
La Jolla Pharmaceutical Co. (a)	7,900	47,716
Lexicon Pharmaceuticals, Inc. (a)	17,130	81,025
Ligand Pharmaceuticals, Inc. (a)	8,481	1,001,606
Loxo Oncology, Inc. (a)	9,146	2,145,652
MacroGenics, Inc. (a)	14,962	175,504
Madrigal Pharmaceuticals, Inc. (a)	3,083	356,888
Minerva Neurosciences, Inc. (a)	12,590	82,842
Mirati Therapeutics, Inc. (a)	7,797	515,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Common Stocks – continued

	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Momenta Pharmaceuticals, Inc. (a)	36,616	$434,266
Myovant Sciences Ltd. (a)	6,963	128,398
Myriad Genetics, Inc. (a)	28,338	798,848
Natera, Inc. (a)	15,899	216,067
Neurocrine Biosciences, Inc. (a)	36,250	3,197,975
Novavax, Inc. (a)	150,848	352,984
Opko Health, Inc. (a)	134,344	494,386
PDL BioPharma, Inc. (a)	61,047	194,129
Portola Pharmaceuticals, Inc. (a)	25,371	687,554
Progenics Pharmaceuticals, Inc. (a)	33,342	147,705
Prothena Corp. PLC (a)	16,245	190,879
PTC Therapeutics, Inc. (a)	17,132	533,319
Puma Biotechnology, Inc. (a)	12,544	349,727
Ra Pharmaceuticals, Inc. (a)	10,938	224,557
Radius Health, Inc. (a)	15,224	278,142
Regeneron Pharmaceuticals, Inc. (a)	31,946	13,713,459
REGENXBIO, Inc. (a)	12,634	555,391
Repligen Corp. (a)	14,953	852,471
Retrophin, Inc. (a)	14,771	318,463
Rhythm Pharmaceuticals, Inc. (a)	7,112	189,179
Rigel Pharmaceuticals, Inc. (a)	63,196	136,503
Rocket Pharmaceuticals, Inc. (a)	8,816	126,774
Sage Therapeutics, Inc. (a)	18,784	2,678,411
Sangamo Therapeutics, Inc. (a)	40,479	473,200
Sarepta Therapeutics, Inc. (a)	25,288	3,532,986
Seattle Genetics, Inc. (a)	44,517	3,402,434
Seres Therapeutics, Inc. (a)	8,066	49,687
Solid Biosciences, Inc. (a)	6,362	160,132
Sorrento Therapeutics, Inc. (a)	37,439	77,124
Spark Therapeutics, Inc. (a)	13,737	656,903
Spectrum Pharmaceuticals, Inc. (a)	38,369	429,733
Stemline Therapeutics, Inc. (a)	15,372	170,014
TG Therapeutics, Inc. (a)	28,027	114,911
Ultragenyx Pharmaceutical, Inc. (a)	19,269	950,347
uniQure N.V. (a)	9,469	324,313
United Therapeutics Corp. (a)	17,463	2,014,008
Vanda Pharmaceuticals, Inc. (a)	21,268	577,001
Vericel Corp. (a)	16,189	278,451
Vertex Pharmaceuticals, Inc. (a)	102,564	19,580,493
Viking Therapeutics, Inc. (a)	25,180	205,469
Voyager Therapeutics, Inc. (a)	7,524	78,927
Xencor, Inc. (a)	20,264	731,530
ZIOPHARM Oncology, Inc. (a)	50,748	113,676

TOTAL BIOTECHNOLOGY		322,774,964

HEALTH CARE EQUIPMENT & SUPPLIES – 22.6%
Health Care Equipment – 20.7%
Abbott Laboratories	704,042	51,380,985
ABIOMED, Inc. (a)	17,128	6,013,127

	Shares	Value
Accuray, Inc. (a)	35,494	$156,174
AngioDynamics, Inc. (a)	14,829	312,892
AtriCure, Inc. (a)	12,840	397,398
AxoGen, Inc. (a)	13,309	219,598
Baxter International, Inc.	203,690	14,765,488
Becton Dickinson and Co.	107,378	26,786,516
Boston Scientific Corp. (a)	554,993	21,172,983
Cantel Medical Corp.	15,089	1,228,546
Cardiovascular Systems, Inc. (a)	13,323	414,745
CONMED Corp.	10,108	711,098
CryoLife, Inc. (a)	13,267	370,282
Cutera, Inc. (a)	5,625	80,775
Danaher Corp.	252,743	28,034,253
DexCom, Inc. (a)	35,169	4,959,884
Edwards Lifesciences Corp. (a)	84,029	14,320,222
GenMark Diagnostics, Inc. (a)	22,594	150,024
Glaukos Corp. (a)	12,842	819,191
Globus Medical, Inc. Class A (a)	29,812	1,343,031
Heska Corp. (a)	2,849	280,911
Hill-Rom Holdings, Inc.	26,608	2,661,332
Hologic, Inc. (a)	109,408	4,857,715
IDEXX Laboratories, Inc. (a)	34,776	7,399,637
Inogen, Inc. (a)	7,300	1,103,833
Insulet Corp. (a)	23,609	1,916,815
Integer Holdings Corp. (a)	11,537	934,382
Integra LifeSciences Holdings Corp. (a)	29,072	1,376,850
Intuitive Surgical, Inc. (a)	45,648	23,903,119
Invacare Corp.	13,507	69,426
iRhythm Technologies, Inc. (a)	7,312	621,520
LeMaitre Vascular, Inc.	6,625	157,940
LivaNova PLC (a)	19,440	1,794,701
Masimo Corp. (a)	19,862	2,470,634
Medtronic PLC	541,983	47,905,877
Natus Medical, Inc. (a)	13,262	447,460
Nevro Corp. (a)	10,761	522,554
Novocure Ltd. (a)	26,180	1,282,820
NuVasive, Inc. (a)	20,670	1,036,394
NxStage Medical, Inc. (a)	26,343	765,791
Orthofix Medical, Inc. (a)	7,702	416,755
Penumbra, Inc. (a)	12,402	1,804,615
ResMed, Inc.	57,319	5,455,049
Rockwell Medical, Inc. (a)	16,324	50,931
STERIS PLC	33,883	3,864,695
Stryker Corp.	135,087	23,987,399
Surmodics, Inc. (a)	5,491	314,470
Tactile Systems Technology, Inc. (a)	6,320	420,786
Tandem Diabetes Care, Inc. (a)	20,583	894,949
Teleflex, Inc.	18,353	5,019,545
TransEnterix, Inc. (a)	66,679	181,367
Varex Imaging Corp. (a)	15,538	442,678
Varian Medical Systems, Inc. (a)	36,690	4,844,181

See accompanying notes which are an integral part of the financial statements.

45	Semiannual Report

Fidelity MSCI Health Care Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
ViewRay, Inc. (a)	19,786	$142,261
Wright Medical Group N.V. (a)	47,483	1,416,893
Zimmer Biomet Holdings, Inc.	81,699	8,950,942

		333,354,439

Health Care Supplies – 1.9%
Align Technology, Inc. (a)	30,660	7,632,807
Anika Therapeutics, Inc. (a)	5,870	223,001
Antares Pharma, Inc. (a)	56,514	170,672
Atrion Corp.	603	449,741
Avanos Medical, Inc. (a)	19,172	873,285
Cerus Corp. (a)	54,516	324,915
DENTSPLY SIRONA, Inc.	89,102	3,737,829
Haemonetics Corp. (a)	20,713	2,048,723
ICU Medical, Inc. (a)	6,602	1,642,578
Lantheus Holdings, Inc. (a)	15,828	266,227
Meridian Bioscience, Inc.	17,164	281,318
Merit Medical Systems, Inc. (a)	21,938	1,240,155
Neogen Corp. (a)	20,704	1,261,081
OraSure Technologies, Inc. (a)	24,540	315,339
Quidel Corp. (a)	13,328	773,424
Senseonics Holdings, Inc. (a)	35,105	88,113
Sientra, Inc. (a)	9,637	107,163
STAAR Surgical Co. (a)	13,231	472,744
The Cooper Cos., Inc.	19,697	5,490,736
West Pharmaceutical Services, Inc.	29,469	3,190,609

		30,590,460

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		363,944,899

HEALTH CARE PROVIDERS & SERVICES – 19.9%
Health Care Services – 5.6%
Addus HomeCare Corp. (a)	3,587	215,758
Amedisys, Inc. (a)	10,875	1,426,365
American Renal Associates Holdings, Inc. (a)	5,114	61,982
AMN Healthcare Services, Inc. (a)	19,009	1,231,593
Apollo Medical Holdings, Inc. (a)	10,030	195,886
BioTelemetry, Inc. (a)	13,035	936,174
Chemed Corp.	6,472	1,928,268
Cigna Corp.	152,588	30,488,608
Civitas Solutions, Inc. (a)	6,753	119,731
CorVel Corp. (a)	4,271	266,809
Cross Country Healthcare, Inc. (a)	14,539	140,011
CVS Health Corp.	518,650	33,997,508
DaVita, Inc. (a)	53,513	3,003,685
Diplomat Pharmacy, Inc. (a)	20,748	300,846
Laboratory Corp. of America Holdings (a)	40,961	5,707,915
LHC Group, Inc. (a)	11,325	1,197,392
MEDNAX, Inc. (a)	37,458	1,352,608

	Shares	Value
National Research Corp. Class A	4,482	$179,190
Premier, Inc. Class A (a)	21,261	845,975
Quest Diagnostics, Inc.	54,779	4,784,946
R1 RCM, Inc. (a)	34,772	282,349
RadNet, Inc. (a)	16,288	222,331
The Providence Service Corp. (a)	4,543	291,388
Tivity Health, Inc. (a)	15,940	354,824

		89,532,142

Health Care Distributors – 1.7%
AmerisourceBergen Corp.	65,225	5,437,808
Cardinal Health, Inc.	124,086	6,200,577
Henry Schein, Inc. (a)	61,563	4,783,445
McKesson Corp.	80,186	10,283,855
Owens & Minor, Inc.	24,846	188,084
Patterson Cos., Inc.	34,317	764,926

		27,658,695

Health Care Facilities – 1.7%
Acadia Healthcare Co., Inc. (a)	35,494	971,116
Brookdale Senior Living, Inc. (a)	76,190	620,948
Capital Senior Living Corp. (a)	10,271	71,589
Community Health Systems, Inc. (a)	34,009	133,995
Encompass Health Corp.	39,622	2,648,334
HCA Healthcare, Inc.	111,099	15,490,534
National HealthCare Corp.	3,683	295,855
Select Medical Holdings Corp. (a)	43,410	678,064
Surgery Partners, Inc. (a)	5,807	75,956
Tenet Healthcare Corp. (a)	41,123	904,295
The Ensign Group, Inc.	19,912	867,566
Universal Health Services, Inc. Class B	34,502	4,572,550
US Physical Therapy, Inc.	5,037	533,368

		27,864,170

Managed Health Care – 10.9%
Anthem, Inc.	104,324	31,610,172
Centene Corp. (a)	82,260	10,740,688
HealthEquity, Inc. (a)	22,558	1,406,266
Humana, Inc.	55,286	17,082,821
Magellan Health, Inc. (a)	8,020	522,583
Molina Healthcare, Inc. (a)	23,515	3,127,025
Triple-S Management Corp. Class B (a)	9,414	189,787
UnitedHealth Group, Inc.	386,261	104,367,722
WellCare Health Plans, Inc. (a)	19,892	5,499,740

		174,546,804

TOTAL HEALTH CARE PROVIDERS & SERVICES		319,601,811

HEALTH CARE TECHNOLOGY – 1.4%
Health Care Technology – 1.4%
Allscripts Healthcare Solutions, Inc. (a)	70,134	826,880
athenahealth, Inc. (a)	16,230	2,186,830
Castlight Health, Inc. Class B (a)	29,650	88,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Common Stocks – continued

	Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
Cerner Corp. (a)	118,955	$6,531,819
Computer Programs & Systems, Inc.	5,128	134,559
Evolent Health, Inc. Class A (a)	23,549	416,346
HealthStream, Inc.	10,302	259,198
HMS Holdings Corp. (a)	33,509	1,004,935
Inovalon Holdings, Inc. Class A (a)	27,152	388,002
Inspire Medical Systems, Inc. (a)	2,551	136,810
Medidata Solutions, Inc. (a)	24,009	1,703,679
NextGen Healthcare, Inc. (a)	19,802	350,099
Omnicell, Inc. (a)	15,839	1,031,594
Tabula Rasa HealthCare, Inc. (a)	6,433	387,781
Teladoc Health, Inc. (a)	25,080	1,610,136
Veeva Systems, Inc. Class A (a)	48,341	5,272,070
Vocera Communications, Inc. (a)	11,477	468,491

TOTAL HEALTH CARE TECHNOLOGY		22,797,290

LIFE SCIENCES TOOLS & SERVICES – 6.7%
Life Sciences Tools & Services – 6.7%
Accelerate Diagnostics, Inc. (a)	12,791	232,924
Agilent Technologies, Inc.	127,973	9,732,347
Bio-Rad Laboratories, Inc. Class A (a)	8,471	2,116,649
Bio-Techne Corp.	15,195	2,650,920
Bruker Corp.	40,900	1,433,954
Cambrex Corp. (a)	13,409	585,303
Charles River Laboratories International, Inc. (a)	19,242	2,370,422
Codexis, Inc. (a)	18,975	357,109
Illumina, Inc. (a)	58,992	16,505,372
IQVIA Holdings, Inc. (a)	65,075	8,395,326
Luminex Corp.	16,958	472,959
Medpace Holdings, Inc. (a)	10,807	695,971
Mettler-Toledo International, Inc. (a)	10,109	6,451,159
NeoGenomics, Inc. (a)	36,158	600,946
Pacific Biosciences of California, Inc. (a)	52,038	360,103
PerkinElmer, Inc.	44,371	4,015,575
PRA Health Sciences, Inc. (a)	23,299	2,468,995
Syneos Health, Inc. (a)	24,810	1,266,302
Thermo Fisher Scientific, Inc.	161,650	39,712,555
Waters Corp. (a)	30,954	7,157,184

TOTAL LIFE SCIENCES TOOLS & SERVICES		107,582,075

PHARMACEUTICALS – 29.1%
Pharmaceuticals – 29.1%
Aclaris Therapeutics, Inc. (a)	13,322	92,854
Aerie Pharmaceuticals, Inc. (a)	16,332	767,931
Akcea Therapeutics, Inc. (a)	7,144	189,888
Akorn, Inc. (a)	37,590	141,338
Allergan PLC	136,227	19,613,964

	Shares	Value
Amneal Pharmaceuticals, Inc. (a)	16,323	$200,446
Amphastar Pharmaceuticals, Inc. (a)	13,711	312,062
ANI Pharmaceuticals, Inc. (a)	3,568	191,744
Assembly Biosciences, Inc. (a)	8,854	201,694
Assertio Therapeutics, Inc. (a)	24,144	107,682
Bristol-Myers Squibb Co.	654,903	32,332,561
Catalent, Inc. (a)	58,059	2,144,119
Collegium Pharmaceutical, Inc. (a)	9,301	148,909
Corcept Therapeutics, Inc. (a)	42,457	474,669
Cymabay Therapeutics, Inc. (a)	22,319	194,175
Dermira, Inc. (a)	12,439	82,097
Dova Pharmaceuticals, Inc. (a)	5,041	38,715
Eli Lilly & Co.	387,912	46,495,132
Endo International PLC (a)	81,090	790,628
Horizon Pharma PLC (a)	66,596	1,431,148
Innoviva, Inc. (a)	28,554	488,273
Intersect ENT, Inc. (a)	11,713	347,525
Intra-Cellular Therapies, Inc. (a)	17,646	212,458
Jazz Pharmaceuticals PLC (a)	24,211	3,047,923
Johnson & Johnson	1,076,641	143,279,384
Mallinckrodt PLC (a)	33,628	735,108
Merck & Co., Inc.	1,067,317	79,440,404
Mylan N.V. (a)	207,181	6,205,071
MyoKardia, Inc. (a)	12,765	528,216
Nektar Therapeutics (a)	69,117	2,926,414
Omeros Corp. (a)	18,202	248,275
Optinose, Inc. (a)	4,472	28,800
Pacira Pharmaceuticals, Inc. (a)	16,289	662,637
Paratek Pharmaceuticals, Inc. (a)	10,497	70,802
Perrigo Co. PLC	52,097	2,419,906
Pfizer, Inc.	2,352,576	99,866,851
Phibro Animal Health Corp. Class A	7,926	247,450
Prestige Consumer Healthcare, Inc. (a)	20,778	580,122
Reata Pharmaceuticals, Inc. Class A (a)	7,626	608,326
Revance Therapeutics, Inc. (a)	15,348	265,060
Supernus Pharmaceuticals, Inc. (a)	20,855	795,201
The Medicines Co. (a)	29,986	692,977
TherapeuticsMD, Inc. (a)	79,663	418,231
Theravance Biopharma, Inc. (a)	17,963	467,936
Tricida, Inc. (a)	5,876	128,919
WaVe Life Sciences Ltd. (a)	4,869	181,370
Zoetis, Inc.	193,364	16,660,242
Zogenix, Inc. (a)	16,626	727,388

TOTAL PHARMACEUTICALS		468,233,025

TOTAL COMMON STOCKS (Cost $1,475,593,024)		1,604,934,064

See accompanying notes which are an integral part of the financial statements.

47	Semiannual Report

Fidelity MSCI Health Care Index ETF

Schedule of Investments (Unaudited) – continued

Money Market Funds – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (b) (Cost $1,043,664)	1,043,664	$1,043,664

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $1,476,636,688)		1,605,977,728

NET OTHER ASSETS (LIABILITIES) – 0.1%		2,138,739

NET ASSETS – 100.0%		$1,608,116,467

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	48

Fidelity MSCI Industrials Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
AEROSPACE & DEFENSE – 24.4%
Aerospace & Defense – 24.4%
AAR Corp.	4,700	$177,096
Aerojet Rocketdyne Holdings, Inc. (a)	9,588	378,438
Aerovironment, Inc. (a)	3,036	235,776
Arconic, Inc.	61,453	1,156,545
Astronics Corp. (a)	3,692	113,234
Axon Enterprise, Inc. (a)	8,268	421,751
BWX Technologies, Inc.	14,131	655,961
Cubic Corp.	4,112	264,278
Curtiss-Wright Corp.	5,907	670,563
Esterline Technologies Corp. (a)	3,753	456,740
General Dynamics Corp.	35,663	6,104,436
Harris Corp.	16,609	2,544,167
HEICO Corp.	6,045	510,802
HEICO Corp. Class A	10,679	747,850
Hexcel Corp.	12,369	837,505
Huntington Ingalls Industries, Inc.	6,125	1,264,506
Kratos Defense & Security Solutions, Inc. (a)	12,385	191,844
L3 Technologies, Inc.	11,096	2,184,580
Lockheed Martin Corp.	36,295	10,514,299
Mercury Systems, Inc. (a)	6,791	398,156
Moog, Inc. Class A	4,581	409,862
National Presto Industries, Inc.	685	81,940
Northrop Grumman Corp.	23,424	6,454,483
Raytheon Co.	40,395	6,655,480
Spirit AeroSystems Holdings, Inc. Class A	15,060	1,256,004
Teledyne Technologies, Inc. (a)	5,078	1,138,589
Textron, Inc.	35,196	1,873,483
The Boeing Co.	77,296	29,806,884
The KeyW Holding Corp. (a)	6,644	47,704
TransDigm Group, Inc. (a)	6,704	2,621,264
Triumph Group, Inc.	7,428	132,590
United Technologies Corp.	115,932	13,688,091
Wesco Aircraft Holdings, Inc. (a)	7,620	66,599

TOTAL AEROSPACE & DEFENSE		94,061,500

AIR FREIGHT & LOGISTICS – 5.7%
Air Freight & Logistics – 5.7%
Air Transport Services Group, Inc. (a)	2,110	50,112
Atlas Air Worldwide Holdings, Inc. (a)	891	47,419
CH Robinson Worldwide, Inc.	19,628	1,703,122
Echo Global Logistics, Inc. (a)	3,878	92,141
Expeditors International of Washington, Inc.	24,700	1,711,710
FedEx Corp.	35,574	6,316,875
Forward Air Corp.	4,176	244,421
Hub Group, Inc. Class A (a)	4,804	213,826
United Parcel Service, Inc. Class B	98,190	10,349,226

	Shares	Value
XPO Logistics, Inc. (a)	17,934	$1,090,029

TOTAL AIR FREIGHT & LOGISTICS		21,818,881

AIRLINES – 1.1%
Airlines – 1.1%
Allegiant Travel Co.	581	75,530
American Airlines Group, Inc.	16,321	583,802
Delta Air Lines, Inc.	24,433	1,207,723
Hawaiian Holdings, Inc.	1,795	57,476
SkyWest, Inc.	1,835	93,493
Southwest Airlines Co.	20,252	1,149,504
Spirit Airlines, Inc. (a)	2,410	141,756
United Continental Holdings, Inc. (a)	9,631	840,498

TOTAL AIRLINES		4,149,782

BUILDING PRODUCTS – 4.1%
Building Products – 4.1%
AAON, Inc.	5,915	218,500
Advanced Drainage Systems, Inc.	5,695	145,223
Allegion PLC	13,427	1,152,842
American Woodmark Corp. (a)	2,134	149,273
AO Smith Corp.	20,432	977,876
Apogee Enterprises, Inc.	4,043	137,745
Armstrong Flooring, Inc. (a)	2,947	39,843
Armstrong World Industries, Inc.	6,222	423,345
Builders FirstSource, Inc. (a)	16,318	215,724
Continental Building Products, Inc. (a)	5,185	136,573
CSW Industrials, Inc. (a)	2,213	114,301
Fortune Brands Home & Security, Inc.	20,139	912,297
Gibraltar Industries, Inc. (a)	4,556	162,421
Griffon Corp.	4,473	71,165
Insteel Industries, Inc.	2,515	55,556
JELD-WEN Holding, Inc. (a)	10,432	186,107
Johnson Controls International PLC	130,999	4,423,836
Lennox International, Inc.	5,125	1,175,060
Masco Corp.	43,470	1,408,863
Masonite International Corp. (a)	3,901	223,137
NCI Building Systems, Inc. (a)	5,983	48,821
Owens Corning	15,684	821,685
Patrick Industries, Inc. (a)	3,274	130,633
PGT Innovations, Inc. (a)	8,119	135,100
Quanex Building Products Corp.	4,418	69,142
Resideo Technologies, Inc. (a)	18,579	407,438
Simpson Manufacturing Co., Inc.	5,883	361,099
Trex Co., Inc. (a)	8,306	579,427
Universal Forest Products, Inc.	8,699	268,103
USG Corp.	12,841	554,089

TOTAL BUILDING PRODUCTS		15,705,224

See accompanying notes which are an integral part of the financial statements.

49	Semiannual Report

Fidelity MSCI Industrials Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 6.6%
Commercial Printing – 0.3%
Brady Corp. Class A	6,805	$304,252
Cimpress N.V. (a)	3,278	272,631
Deluxe Corp.	6,738	316,484
Ennis, Inc.	3,787	75,134
LSC Communications, Inc.	4,849	38,453
Multi-Color Corp.	2,002	93,193
Quad/Graphics, Inc.	4,590	62,011
RR Donnelley & Sons Co.	10,194	51,989

		1,214,147

Diversified Support Services – 1.7%
Cintas Corp.	12,787	2,397,690
Civeo Corp. (a)	18,754	47,447
Copart, Inc. (a)	29,630	1,500,167
Healthcare Services Group, Inc.	10,446	455,654
KAR Auction Services, Inc.	18,986	987,462
Matthews International Corp. Class A	4,564	203,052
McGrath RentCorp	3,437	173,225
Mobile Mini, Inc.	6,330	239,211
UniFirst Corp.	2,062	285,443
Viad Corp.	2,887	152,145
VSE Corp.	1,209	39,450

		6,480,946

Environmental & Facilities Services – 3.9%
ABM Industries, Inc.	9,319	318,617
Advanced Disposal Services, Inc. (a)	8,748	220,449
BrightView Holdings, Inc. (a)	3,631	53,775
Casella Waste Systems, Inc. Class A (a)	5,589	168,341
Clean Harbors, Inc. (a)	7,508	444,549
Covanta Holding Corp.	16,631	267,759
Heritage-Crystal Clean, Inc. (a)	1,991	50,970
Republic Services, Inc.	32,244	2,473,437
Rollins, Inc.	20,817	775,225
SP Plus Corp. (a)	3,157	104,497
Stericycle, Inc. (a)	12,804	564,400
Team, Inc. (a)	4,015	57,575
Tetra Tech, Inc.	7,835	432,414
US Ecology, Inc.	3,130	199,287
Waste Connections, Inc.	37,295	3,116,370
Waste Management, Inc.	60,710	5,808,126

		15,055,791

Office Services & Supplies – 0.5%
ACCO Brands Corp.	14,814	130,808
Herman Miller, Inc.	8,357	286,060
HNI Corp.	6,221	241,810
Interface, Inc.	8,367	137,303
Kimball International, Inc. Class B	5,171	73,066
Knoll, Inc.	6,984	140,797
MSA Safety, Inc.	5,170	517,931

	Shares	Value
Pitney Bowes, Inc.	26,392	$190,286
Steelcase, Inc. Class A	12,134	200,211

		1,918,272

Security & Alarm Services – 0.2%
The Brink’s Co.	7,229	535,307

TOTAL COMMERCIAL SERVICES & SUPPLIES		25,204,463

CONSTRUCTION & ENGINEERING – 1.7%
Construction & Engineering – 1.7%
AECOM (a)	22,787	697,510
Aegion Corp. (a)	4,591	83,327
Arcosa, Inc.	6,383	187,852
Argan, Inc.	2,002	84,524
Comfort Systems USA, Inc.	5,263	252,466
Dycom Industries, Inc. (a)	4,427	256,987
EMCOR Group, Inc.	8,225	536,517
Fluor Corp.	19,930	728,840
Granite Construction, Inc.	6,473	279,763
Great Lakes Dredge & Dock Corp. (a)	8,034	56,800
Jacobs Engineering Group, Inc.	18,051	1,169,705
KBR, Inc.	19,938	342,934
MasTec, Inc. (a)	9,074	402,704
MYR Group, Inc. (a)	2,320	70,690
NV5 Global, Inc. (a)	1,426	100,918
Primoris Services Corp.	5,871	117,127
Quanta Services, Inc.	21,107	745,921
Tutor Perini Corp. (a)	5,647	97,185
Valmont Industries, Inc.	3,177	409,833
Willscot Corp. (a)	5,323	54,561

TOTAL CONSTRUCTION & ENGINEERING		6,676,164

ELECTRICAL EQUIPMENT – 5.6%
Electrical Components & Equipment – 5.6%
Acuity Brands, Inc.	5,693	688,341
AMETEK, Inc.	32,843	2,394,255
Atkore International Group, Inc. (a)	6,500	150,735
Eaton Corp. PLC	61,368	4,679,310
Emerson Electric Co.	88,996	5,826,568
Encore Wire Corp.	2,915	157,119
EnerSys	5,973	509,258
Generac Holdings, Inc. (a)	8,746	462,926
GrafTech International Ltd.	10,292	135,957
Hubbell, Inc.	7,740	846,214
nVent Electric PLC	24,109	603,207
Plug Power, Inc. (a)	31,335	42,929
Powell Industries, Inc.	1,325	36,981
Regal-Beloit Corp.	6,145	471,690
Rockwell Automation, Inc.	17,431	2,954,903
Sensata Technologies Holding PLC (a)	23,987	1,139,382
Sunrun, Inc. (a)	11,824	157,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	50

Common Stocks – continued

	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Thermon Group Holdings, Inc. (a)	4,636	$106,906
Vicor Corp. (a)	2,540	100,051
Vivint Solar, Inc. (a)	5,042	22,134

		21,486,125

Heavy Electrical Equipment – 0.0%
AZZ, Inc.	3,694	165,307
TPI Composites, Inc. (a)	2,200	66,594

		231,901

TOTAL ELECTRICAL EQUIPMENT		21,718,026

INDUSTRIAL CONGLOMERATES – 12.9%
Industrial Conglomerates – 12.9%
3M Co.	83,069	16,638,721
Carlisle Cos., Inc.	8,446	909,887
General Electric Co.	1,230,730	12,504,217
Honeywell International, Inc.	105,160	15,104,131
Raven Industries, Inc.	5,092	188,353
Roper Industries, Inc.	14,627	4,143,244

TOTAL INDUSTRIAL CONGLOMERATES		49,488,553

MACHINERY – 19.3%
Agricultural & Farm Machinery – 2.3%
AGCO Corp.	10,033	644,119
Deere & Co.	43,274	7,096,936
Lindsay Corp.	1,526	131,053
The Toro Co.	14,876	885,122
Titan International, Inc.	7,115	39,986

		8,797,216

Construction & Farm Machinery & Heavy Trucks – 6.0%
Alamo Group, Inc.	1,391	119,807
Allison Transmission Holdings, Inc.	17,523	852,844
Astec Industries, Inc.	2,897	107,247
Blue Bird Corp. (a)	1,722	34,216
Caterpillar, Inc.	84,161	11,206,879
Cummins, Inc.	21,960	3,230,536
Douglas Dynamics, Inc.	3,247	114,944
Federal Signal Corp.	8,420	185,072
Meritor, Inc. (a)	11,593	239,743
Navistar International Corp. (a)	6,280	206,235
Oshkosh Corp.	10,335	775,642
PACCAR, Inc.	49,619	3,251,037
REV Group, Inc.	4,041	33,581
Spartan Motors, Inc.	4,641	39,077
Terex Corp.	10,442	320,674
The Greenbrier Cos., Inc.	4,585	194,450
The Manitowoc Co., Inc. (a)	4,730	71,991
Trinity Industries, Inc.	18,751	438,398
Wabash National Corp.	8,192	114,196

	Shares	Value
WABCO Holdings, Inc. (a)	7,484	$854,897
Wabtec Corp.	12,266	848,316

		23,239,782

Industrial Machinery – 11.0%
Actuant Corp. Class A	8,658	198,182
Albany International Corp. Class A	4,073	279,652
Altra Industrial Motion Corp.	8,648	264,715
Barnes Group, Inc.	6,889	407,002
Briggs & Stratton Corp.	5,891	75,876
Chart Industries, Inc. (a)	3,963	296,036
CIRCOR International, Inc. (a)	2,346	64,867
Colfax Corp. (a)	12,640	312,840
Columbus McKinnon Corp.	2,993	108,347
Crane Co.	6,770	560,285
DMC Global, Inc.	2,110	72,837
Donaldson Co., Inc.	18,216	861,252
Dover Corp.	20,930	1,838,282
Energy Recovery, Inc. (a)	5,378	40,873
EnPro Industries, Inc.	2,990	197,490
ESCO Technologies, Inc.	3,656	238,042
Evoqua Water Technologies Corp. (a)	10,324	111,602
Flowserve Corp.	18,496	814,564
Fortive Corp.	42,513	3,188,050
Franklin Electric Co., Inc.	5,630	269,001
Gardner Denver Holdings, Inc. (a)	18,343	452,522
Gates Industrial Corp. PLC (a)	8,125	121,144
Global Brass & Copper Holdings, Inc.	3,108	93,986
Graco, Inc.	23,631	1,023,931
Harsco Corp. (a)	11,462	244,141
Hillenbrand, Inc.	8,816	373,798
Hyster-Yale Materials Handling, Inc.	1,158	80,585
IDEX Corp.	10,845	1,495,092
Illinois Tool Works, Inc.	42,740	5,868,629
Ingersoll-Rand PLC	34,720	3,473,389
ITT, Inc.	12,414	652,480
John Bean Technologies Corp.	4,490	356,686
Kadant, Inc.	1,584	135,115
Kennametal, Inc.	11,570	434,801
Lincoln Electric Holdings, Inc.	8,784	759,289
Lydall, Inc. (a)	2,410	63,913
Milacron Holdings Corp. (a)	9,922	137,519
Mueller Industries, Inc.	7,765	201,191
Mueller Water Products, Inc. Class A	22,259	219,919
NN, Inc.	5,613	51,247
Nordson Corp.	7,400	959,336
Omega Flex, Inc.	421	26,649
Parker Hannifin Corp.	18,733	3,087,386
Park-Ohio Holdings Corp.	1,188	38,586
Pentair PLC	23,554	970,189
Proto Labs, Inc. (a)	3,642	452,154
RBC Bearings, Inc. (a)	3,480	485,182

See accompanying notes which are an integral part of the financial statements.

51	Semiannual Report

Fidelity MSCI Industrials Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Rexnord Corp. (a)	14,806	$387,177
Snap-on, Inc.	7,995	1,327,090
SPX Corp. (a)	6,138	182,606
SPX FLOW, Inc. (a)	6,057	198,488
Standex International Corp.	1,814	135,288
Stanley Black & Decker, Inc.	21,657	2,738,311
Sun Hydraulics Corp.	4,034	142,884
Tennant Co.	2,449	143,830
The Gorman-Rupp Co.	2,544	87,895
The Middleby Corp. (a)	7,881	926,963
The Timken Co.	9,844	419,256
Trimas Corp. (a)	6,468	187,507
Watts Water Technologies, Inc. Class A	3,953	295,961
Welbilt, Inc. (a)	18,897	264,936
Woodward, Inc.	7,873	715,262
Xylem, Inc.	25,452	1,813,710

		42,425,818

TOTAL MACHINERY		74,462,816

MARINE – 0.1%
Marine – 0.1%
Genco Shipping & Trading Ltd. (a)	2,357	17,371
Kirby Corp. (a)	2,122	158,959
Matson, Inc.	1,499	50,232

TOTAL MARINE		226,562

PROFESSIONAL SERVICES – 4.9%
Human Resource & Employment Services – 1.1%
ASGN, Inc. (a)	7,424	467,638
Barrett Business Services, Inc.	1,025	64,216
GP Strategies Corp. (a)	1,714	25,779
Heidrick & Struggles International, Inc.	2,644	87,384
Insperity, Inc.	5,335	569,138
Kelly Services, Inc. Class A	4,567	102,301
Kforce, Inc.	3,274	107,420
Korn Ferry	7,729	352,442
ManpowerGroup, Inc.	9,200	727,076
Robert Half International, Inc.	17,312	1,115,412
TriNet Group, Inc. (a)	6,499	296,744
TrueBlue, Inc. (a)	5,789	141,194
WageWorks, Inc. (a)	5,630	177,626

		4,234,370

Research & Consulting Services – 3.8%
CBIZ, Inc. (a)	7,452	146,059
CoStar Group, Inc. (a)	5,150	2,012,311
Equifax, Inc.	17,056	1,825,333
Exponent, Inc.	7,375	368,455

	Shares	Value
Forrester Research, Inc.	1,388	$62,335
FTI Consulting, Inc. (a)	5,411	369,679
Huron Consulting Group, Inc. (a)	3,154	152,496
ICF International, Inc.	2,635	173,699
IHS Markit Ltd. (a)	55,492	2,881,145
InnerWorkings, Inc. (a)	6,940	31,855
Mistras Group, Inc. (a)	2,332	34,304
Navigant Consulting, Inc.	6,380	165,370
Nielsen Holdings PLC	50,218	1,289,598
Resources Connection, Inc.	4,324	72,254
The Dun & Bradstreet Corp.	5,245	759,161
TransUnion	26,173	1,591,842
Verisk Analytics, Inc. (a)	22,153	2,600,984

		14,536,880

TOTAL PROFESSIONAL SERVICES		18,771,250

ROAD & RAIL – 10.1%
Railroads – 8.6%
CSX Corp.	115,534	7,590,584
Genesee & Wyoming, Inc. Class A (a)	8,422	661,295
Kansas City Southern	14,448	1,527,876
Norfolk Southern Corp.	39,655	6,651,730
Union Pacific Corp.	104,719	16,657,651

		33,089,136

Trucking – 1.5%
AMERCO	1,244	451,149
ArcBest Corp.	3,594	135,206
Avis Budget Group, Inc. (a)	9,543	254,226
Covenant Transportation Group, Inc. Class A (a)	1,802	42,491
Daseke, Inc. (a)	6,397	26,675
Heartland Express, Inc.	6,359	127,244
Hertz Global Holdings, Inc. (a)	7,187	119,232
JB Hunt Transport Services, Inc.	12,399	1,327,189
Knight-Swift Transportation Holdings, Inc.	18,956	601,853
Landstar System, Inc.	5,820	591,196
Marten Transport Ltd.	5,878	113,739
Old Dominion Freight Line, Inc.	8,697	1,182,183
Ryder System, Inc.	7,488	433,630
Saia, Inc. (a)	3,638	218,171
Universal Logistics Holdings, Inc	1,236	25,190
Werner Enterprises, Inc.	6,600	217,272
YRC Worldwide, Inc. (a)	4,687	29,247

		5,895,893

TOTAL ROAD & RAIL		38,985,029

TRADING COMPANIES & DISTRIBUTORS – 3.3%
Trading Companies & Distributors – 3.3%
Air Lease Corp.	14,024	532,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	52

Common Stocks – continued

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
Aircastle Ltd.	8,215	$171,201
Applied Industrial Technologies, Inc.	5,444	321,250
Beacon Roofing Supply, Inc. (a)	9,651	350,621
BMC Stock Holdings, Inc. (a)	8,932	153,273
CAI International, Inc. (a)	2,459	61,032
DXP Enterprises, Inc. (a)	2,296	75,561
Fastenal Co.	40,634	2,456,732
Foundation Building Materials, Inc. (a)	2,707	24,742
GATX Corp.	5,052	382,335
GMS, Inc. (a)	4,593	86,945
H&E Equipment Services, Inc.	4,592	122,928
HD Supply Holdings, Inc. (a)	24,673	1,034,786
Herc Holdings, Inc. (a)	3,059	113,336
Kaman Corp.	3,378	199,707
MRC Global, Inc. (a)	12,797	199,889
MSC Industrial Direct Co., Inc. Class A	6,528	545,023
Nexeo Solutions, Inc. (a)	4,523	42,516
NOW, Inc. (a)	15,388	208,200
Rush Enterprises, Inc. Class A	4,382	167,611
Rush Enterprises, Inc. Class B	547	21,289
SiteOne Landscape Supply, Inc. (a)	5,456	290,805
Systemax, Inc.	1,795	41,895
Titan Machinery, Inc. (a)	2,730	51,160
Triton International Ltd.	7,857	282,459
United Rentals, Inc. (a)	11,703	1,465,918
Univar, Inc. (a)	15,943	332,093
Veritiv Corp. (a)	1,638	55,938

	Shares	Value
Watsco, Inc.	4,523	$667,052
WESCO International, Inc. (a)	6,633	347,569
WW Grainger, Inc.	6,758	1,996,246

TOTAL TRADING COMPANIES & DISTRIBUTORS		12,802,183

TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	11,501	496,498

TOTAL COMMON STOCKS (Cost $413,006,184)		384,566,931

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (b) (Cost $183,428)	183,429	183,429

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $413,189,612)		384,750,360

NET OTHER ASSETS (LIABILITIES) – 0.1%		237,414

NET ASSETS – 100.0%		$384,987,774

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

53	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.8%
Communications Equipment – 5.8%
Acacia Communications, Inc. (a)	8,608	$374,534
ADTRAN, Inc.	16,921	246,708
Applied Optoelectronics, Inc. (a)	6,634	115,299
Arista Networks, Inc. (a)	18,591	3,992,975
ARRIS International PLC (a)	61,216	1,921,570
CalAmp Corp. (a)	12,505	180,197
Casa Systems, Inc. (a)	10,686	124,385
Ciena Corp. (a)	50,641	1,928,916
Cisco Systems, Inc.	1,670,649	79,004,991
CommScope Holding Co., Inc. (a)	68,050	1,422,925
Comtech Telecommunications Corp.	8,345	208,375
EchoStar Corp. Class A (a)	17,144	702,561
Extreme Networks, Inc. (a)	45,106	341,001
F5 Networks, Inc. (a)	21,607	3,477,647
Finisar Corp. (a)	41,461	944,482
Harmonic, Inc. (a)	30,462	161,144
Infinera Corp. (a)	54,153	238,273
InterDigital, Inc.	12,326	897,456
Juniper Networks, Inc.	122,557	3,179,129
Lumentum Holdings, Inc. (a)	26,269	1,284,817
Motorola Solutions, Inc.	57,741	6,750,500
NETGEAR, Inc. (a)	11,236	445,058
Netscout Systems, Inc. (a)	28,475	738,357
Plantronics, Inc.	11,926	462,609
Quantenna Communications, Inc. (a)	7,830	116,980
Ribbon Communications, Inc. (a)	18,381	102,566
Ubiquiti Networks, Inc.	7,852	849,665
ViaSat, Inc. (a)	20,009	1,254,364
Viavi Solutions, Inc. (a)	80,255	892,436

TOTAL COMMUNICATIONS EQUIPMENT		112,359,920

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.3%
Electronic Components – 1.3%
Amphenol Corp. Class A	106,795	9,389,416
AVX Corp.	17,907	317,849
Belden, Inc.	14,380	770,912
Corning, Inc.	288,044	9,580,343
Dolby Laboratories, Inc. Class A	23,040	1,489,075
II-VI, Inc. (a)	21,363	810,940
Knowles Corp. (a)	31,902	497,671
Littelfuse, Inc.	8,894	1,562,854
Rogers Corp. (a)	6,509	826,057
Vishay Intertechnology, Inc.	46,751	911,645

		26,156,762

Electronic Equipment & Instruments – 1.3%
Arlo Technologies, Inc. (a)	27,740	199,451
Badger Meter, Inc.	10,321	544,846
Cognex Corp.	61,042	2,777,411
Coherent, Inc. (a)	8,596	1,016,047

	Shares	Value
Control4 Corp. (a)	8,784	$174,538
Daktronics, Inc.	14,788	111,354
FARO Technologies, Inc. (a)	6,028	256,310
Fitbit, Inc. Class A (a)	71,974	444,080
FLIR Systems, Inc.	49,248	2,407,242
Itron, Inc. (a)	12,539	685,006
Keysight Technologies, Inc. (a)	66,564	4,927,067
Mesa Laboratories, Inc.	1,209	273,875
MTS Systems Corp.	6,308	315,778
National Instruments Corp.	44,830	1,982,383
nLight, Inc. (a)	7,574	148,072
Novanta, Inc. (a)	11,662	812,608
OSI Systems, Inc. (a)	6,108	547,826
Trimble, Inc. (a)	88,915	3,348,539
Zebra Technologies Corp. Class A (a)	19,092	3,314,371

		24,286,804

Electronic Manufacturing Services – 1.0%
Benchmark Electronics, Inc.	16,480	418,921
CTS Corp.	11,149	316,297
Fabrinet (a)	12,896	733,009
Flex Ltd. (a)	188,531	1,813,668
IPG Photonics Corp. (a)	13,345	1,774,885
Jabil, Inc.	53,679	1,430,545
KEMET Corp.	18,292	324,134
Kimball Electronics, Inc. (a)	9,416	152,257
Methode Electronics, Inc.	13,099	337,299
Park Electrochemical Corp.	7,106	161,875
Plexus Corp. (a)	11,398	639,656
Sanmina Corp. (a)	24,073	751,559
TE Connectivity Ltd.	123,882	10,028,248
TTM Technologies, Inc. (a)	33,012	378,978

		19,261,331

Technology Distributors – 0.7%
Anixter International, Inc. (a)	11,229	681,713
Arrow Electronics, Inc. (a)	31,182	2,368,273
Avnet, Inc.	40,377	1,663,532
CDW Corp.	53,731	4,474,180
ePlus, Inc. (a)	4,841	383,504
Insight Enterprises, Inc. (a)	12,576	577,490
PC Connection, Inc.	4,320	143,122
ScanSource, Inc. (a)	9,033	346,054
SYNNEX Corp.	15,404	1,490,491
Tech Data Corp. (a)	12,877	1,231,428

		13,359,787

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		83,064,684

IT SERVICES – 23.5%
Data Processing & Outsourced Services – 16.3%
Alliance Data Systems Corp.	17,615	3,128,248
Automatic Data Processing, Inc.	155,578	21,756,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	54

Common Stocks – continued

	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Black Knight, Inc. (a)	50,609	$2,489,457
Broadridge Financial Solutions, Inc.	41,320	4,166,296
Cardtronics PLC Class A (a)	16,903	457,564
Cass Information Systems, Inc.	5,234	256,937
Conduent, Inc. (a)	63,535	810,071
CoreLogic, Inc. (a)	28,633	1,039,378
CSG Systems International, Inc.	11,887	430,191
Euronet Worldwide, Inc. (a)	18,227	2,096,287
Everi Holdings, Inc. (a)	24,622	163,736
EVERTEC, Inc.	21,895	605,835
Exela Technologies, Inc. (a)	16,060	63,276
ExlService Holdings, Inc. (a)	12,135	697,763
Fidelity National Information Services, Inc.	116,847	12,214,017
First Data Corp. Class A (a)	190,480	4,695,332
Fiserv, Inc. (a)	143,926	11,935,783
FleetCor Technologies, Inc. (a)	31,369	6,330,578
Global Payments, Inc.	56,129	6,302,164
Jack Henry & Associates, Inc.	27,424	3,662,475
Mastercard, Inc. Class A	327,726	69,192,790
MAXIMUS, Inc.	22,975	1,611,237
MoneyGram International, Inc. (a)	9,046	19,268
Net 1 UEPS Technologies, Inc. (a)	20,491	58,399
NIC, Inc.	23,538	386,023
Paychex, Inc.	114,916	8,136,053
PayPal Holdings, Inc. (a)	399,463	35,456,336
Sabre Corp.	98,200	2,256,636
Square, Inc. Class A (a)	107,266	7,653,429
Sykes Enterprises, Inc. (a)	14,396	396,898
The Western Union Co.	158,698	2,896,238
Total System Services, Inc.	58,254	5,220,141
Travelport Worldwide Ltd.	44,665	699,454
TTEC Holdings, Inc.	5,754	192,356
Visa, Inc. Class A	631,139	85,210,076
WEX, Inc. (a)	15,378	2,480,933
Worldpay, Inc. Class A (a)	107,304	8,957,738

		314,125,421

Internet Services & Infrastructure – 1.0%
Akamai Technologies, Inc. (a)	60,207	3,919,476
Carbonite, Inc. (a)	11,283	323,145
Endurance International Group Holdings, Inc. (a)	22,860	185,166
GoDaddy, Inc. Class A (a)	58,784	4,034,346
GTT Communications, Inc. (a)	11,606	297,113
Limelight Networks, Inc. (a)	39,883	124,435
Tucows, Inc. Class A (a)	3,216	236,762
Twilio, Inc. Class A (a)	28,809	3,207,018
VeriSign, Inc. (a)	39,049	6,609,824

		18,937,285

	Shares	Value
IT Consulting & Other Services – 6.2%
Accenture PLC Class A	227,628	$34,952,279
Booz Allen Hamilton Holding Corp.	50,571	2,484,553
CACI International, Inc. Class A (a)	8,751	1,462,992
Cognizant Technology Solutions Corp. Class A	206,158	14,365,089
DXC Technology Co.	99,764	6,396,868
EPAM Systems, Inc. (a)	18,237	2,580,171
Gartner, Inc. (a)	32,232	4,380,007
International Business Machines Corp.	324,251	43,585,819
Leidos Holdings, Inc.	50,869	2,950,402
LiveRamp Holdings, Inc. (a)	22,859	992,995
ManTech International Corp. Class A	9,337	526,327
Perficient, Inc. (a)	12,325	314,411
Perspecta, Inc.	52,803	1,058,700
Presidio, Inc.	13,127	209,113
Science Applications International Corp.	18,865	1,266,596
The Hackett Group, Inc.	9,204	165,580
Unisys Corp. (a)	18,057	236,186
Virtusa Corp. (a)	9,992	484,812

		118,412,900

TOTAL IT SERVICES		451,475,606

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.9%
Semiconductor Equipment – 2.2%
Advanced Energy Industries, Inc. (a)	13,855	710,623
Amkor Technology, Inc. (a)	38,145	305,160
Applied Materials, Inc.	349,312	13,651,113
Axcelis Technologies, Inc. (a)	11,445	238,399
Brooks Automation, Inc.	24,982	777,690
Cabot Microelectronics Corp.	10,195	1,038,769
Cohu, Inc.	14,399	252,558
Entegris, Inc.	50,100	1,655,805
FormFactor, Inc. (a)	26,156	392,863
Ichor Holdings Ltd. (a)	7,941	163,346
KLA-Tencor Corp.	55,398	5,903,765
Kulicke & Soffa Industries, Inc.	23,925	539,030
Lam Research Corp.	56,029	9,501,398
MKS Instruments, Inc.	19,386	1,582,479
Nanometrics, Inc. (a)	8,130	248,697
PDF Solutions, Inc. (a)	10,356	108,842
Photronics, Inc. (a)	24,770	264,791
Rudolph Technologies, Inc. (a)	11,271	244,806
SolarEdge Technologies, Inc. (a)	12,875	563,796
Teradyne, Inc.	66,543	2,394,883
Ultra Clean Holdings, Inc. (a)	13,786	163,502
Veeco Instruments, Inc. (a)	17,266	169,379
Versum Materials, Inc.	38,563	1,417,962
Xperi Corp.	17,382	372,496

		42,662,152

See accompanying notes which are an integral part of the financial statements.

55	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – 15.7%
Advanced Micro Devices, Inc. (a)	329,486	$8,042,753
Alpha & Omega Semiconductor Ltd. (a)	6,913	82,334
Ambarella, Inc. (a)	11,848	450,224
Analog Devices, Inc.	132,091	13,058,516
Broadcom, Inc.	153,350	41,136,137
CEVA, Inc. (a)	7,787	221,462
Cirrus Logic, Inc. (a)	21,594	802,217
Cree, Inc. (a)	36,012	1,816,085
Cypress Semiconductor Corp.	121,536	1,685,704
Diodes, Inc. (a)	14,163	476,302
First Solar, Inc. (a)	27,795	1,406,149
Inphi Corp. (a)	13,989	551,726
Integrated Device Technology, Inc. (a)	45,969	2,245,586
Intel Corp.	1,638,008	77,182,937
Lattice Semiconductor Corp. (a)	42,626	332,483
MACOM Technology Solutions Holdings, Inc. (a)	16,166	291,473
Marvell Technology Group Ltd.	220,658	4,088,793
Maxim Integrated Products, Inc.	98,651	5,353,790
MaxLinear, Inc. Class A (a)	23,068	452,594
Mellanox Technologies Ltd. (a)	15,941	1,489,049
Microchip Technology, Inc.	83,820	6,736,613
Micron Technology, Inc. (a)	412,076	15,749,545
Monolithic Power Systems, Inc.	14,361	1,817,528
NVE Corp.	1,735	165,328
NVIDIA Corp.	205,197	29,497,069
ON Semiconductor Corp. (a)	151,233	3,030,709
Power Integrations, Inc.	10,433	688,578
Qorvo, Inc. (a)	44,582	2,913,880
QUALCOMM, Inc.	499,726	24,746,432
Rambus, Inc. (a)	37,974	342,525
Semtech Corp. (a)	23,436	1,138,052
Silicon Laboratories, Inc. (a)	15,359	1,174,963
Skyworks Solutions, Inc.	63,539	4,640,889
SMART Global Holdings, Inc. (a)	3,576	88,721
SunPower Corp. (a)	22,463	130,510
Synaptics, Inc. (a)	12,536	498,933
Texas Instruments, Inc.	345,365	34,771,348
Universal Display Corp.	14,990	1,556,412
Xilinx, Inc.	89,914	10,064,973

		300,919,322

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		343,581,474

SOFTWARE – 31.2%
Application Software – 11.3%
2U, Inc. (a)	20,335	1,156,045
8x8, Inc. (a)	33,018	581,447

	Shares	Value
ACI Worldwide, Inc. (a)	40,960	$1,210,778
Adobe, Inc. (a)	173,947	43,107,545
Alarm.com Holdings, Inc. (a)	10,985	691,286
ANSYS, Inc. (a)	29,925	4,918,174
Aspen Technology, Inc. (a)	25,342	2,448,797
Autodesk, Inc. (a)	77,708	11,438,618
Avaya Holdings Corp. (a)	38,914	658,036
Benefitfocus, Inc. (a)	5,633	315,166
Blackbaud, Inc.	17,186	1,230,518
Blackline, Inc. (a)	11,448	544,696
Bottomline Technologies de, Inc. (a)	14,998	774,647
Box, Inc. Class A (a)	47,615	996,106
Cadence Design Systems, Inc. (a)	100,392	4,821,828
CDK Global, Inc.	43,542	2,129,639
Ceridian HCM Holding, Inc. (a)	9,739	401,344
ChannelAdvisor Corp. (a)	8,300	89,225
Cision Ltd. (a)	13,893	172,273
Citrix Systems, Inc.	48,135	4,935,763
Cloudera, Inc. (a)	74,823	1,010,110
Cornerstone OnDemand, Inc. (a)	16,643	954,310
Coupa Software, Inc. (a)	16,161	1,405,361
Ebix, Inc.	7,791	445,022
Ellie Mae, Inc. (a)	12,260	929,308
Envestnet, Inc. (a)	16,078	872,231
Everbridge, Inc. (a)	9,359	578,948
Fair Isaac Corp. (a)	10,342	2,329,018
Five9, Inc. (a)	19,614	1,002,864
Guidewire Software, Inc. (a)	28,727	2,490,056
HubSpot, Inc. (a)	13,048	2,065,629
Instructure, Inc. (a)	10,458	413,405
Intuit, Inc.	86,583	18,686,343
j2 Global, Inc.	17,438	1,310,640
LivePerson, Inc. (a)	20,989	492,612
LogMeIn, Inc.	18,381	1,709,801
Manhattan Associates, Inc. (a)	23,290	1,135,853
MicroStrategy, Inc. Class A (a)	3,317	420,894
Mimecast Ltd. (a)	14,789	555,623
MINDBODY, Inc. Class A (a)	12,601	459,432
MobileIron, Inc. (a)	20,935	101,535
Model N, Inc. (a)	8,295	120,360
Monotype Imaging Holdings, Inc.	13,389	222,257
New Relic, Inc. (a)	14,989	1,523,632
Nuance Communications, Inc. (a)	101,494	1,610,710
Nutanix, Inc. Class A (a)	44,930	2,301,764
Paycom Software, Inc. (a)	17,681	2,621,031
Paylocity Holding Corp. (a)	11,179	794,044
Pegasystems, Inc.	13,934	784,345
PROS Holdings, Inc. (a)	11,637	402,640
PTC, Inc. (a)	39,791	3,373,879
Q2 Holdings, Inc. (a)	12,891	766,112
QAD, Inc. Class A	3,730	157,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	56

Common Stocks – continued

	Shares	Value
SOFTWARE – continued
Application Software – continued
RealPage, Inc. (a)	26,554	$1,480,917
RingCentral, Inc. Class A (a)	24,026	2,220,963
Salesforce.com, Inc. (a)	255,369	38,808,427
SendGrid, Inc. (a)	9,004	486,936
Splunk, Inc. (a)	51,452	6,423,268
SPS Commerce, Inc. (a)	6,161	546,234
SS&C Technologies Holdings, Inc.	76,645	3,946,451
Synopsys, Inc. (a)	52,745	4,923,746
The Trade Desk, Inc. Class A (a)	11,408	1,627,693
The Ultimate Software Group, Inc. (a)	10,538	2,877,612
Tyler Technologies, Inc. (a)	13,029	2,464,956
Upland Software, Inc. (a)	5,719	178,662
Verint Systems, Inc. (a)	22,679	1,096,983
Workday, Inc. Class A (a)	51,983	9,436,474
Workiva, Inc. (a)	8,919	373,706
Yext, Inc. (a)	15,689	244,591
Zendesk, Inc. (a)	37,803	2,552,837

		216,359,413

Systems Software – 19.9%
A10 Networks, Inc. (a)	19,286	130,952
CommVault Systems, Inc. (a)	15,396	1,017,214
FireEye, Inc. (a)	65,562	1,159,136
ForeScout Technologies, Inc. (a)	8,161	248,911
Fortinet, Inc. (a)	51,086	3,911,655
Microsoft Corp.	2,587,849	270,249,071
OneSpan, Inc. (a)	12,349	180,172
Oracle Corp.	1,060,697	53,278,810
Palo Alto Networks, Inc. (a)	33,047	7,099,157
Progress Software Corp.	14,332	519,248
Proofpoint, Inc. (a)	18,156	1,849,552
Qualys, Inc. (a)	11,747	1,016,468
Rapid7, Inc. (a)	10,774	432,899
Red Hat, Inc. (a)	63,039	11,210,856
SailPoint Technologies Holding, Inc. (a)	23,278	664,587
ServiceNow, Inc. (a)	63,222	13,910,104
Symantec Corp.	220,690	4,638,904
Tableau Software, Inc. Class A (a)	24,911	3,184,622
Teradata Corp. (a)	42,182	1,872,037
TiVo Corp.	43,793	487,416
Varonis Systems, Inc. (a)	10,361	612,128
VMware, Inc. Class A	26,848	4,055,927

	Shares	Value
Zscaler, Inc. (a)	16,953	$820,017

		382,549,843

TOTAL SOFTWARE		598,909,256

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 17.2%
Technology Hardware, Storage & Peripherals – 17.2%
3D Systems Corp. (a)	40,357	514,955
Apple, Inc.	1,715,779	285,574,257
Cray, Inc. (a)	14,452	317,077
Dell Technologies, Inc. Class C (a)	53,003	2,575,416
Diebold Nixdorf, Inc.	26,858	114,147
Electronics For Imaging, Inc. (a)	15,693	414,452
Hewlett Packard Enterprise Co.	527,098	8,217,458
HP, Inc.	562,335	12,388,240
NCR Corp. (a)	41,720	1,116,010
NetApp, Inc.	91,995	5,866,521
Pure Storage, Inc. Class A (a)	55,222	989,026
Seagate Technology PLC	96,897	4,290,599
Western Digital Corp.	103,473	4,655,250
Xerox Corp.	82,018	2,313,728

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		329,347,136

TOTAL COMMON STOCKS (Cost $1,805,692,842)		1,918,738,076

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (b) (Cost $1,006,445)	1,006,445	1,006,445

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $1,806,699,287)		1,919,744,521

NET OTHER ASSETS (LIABILITIES) – 0.0%		9,215

NET ASSETS – 100.0%		$1,919,753,736

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

57	Semiannual Report

Fidelity MSCI Materials Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
CHEMICALS – 67.8%
Commodity Chemicals – 5.9%
AdvanSix, Inc. (a)	6,205	$196,326
Cabot Corp.	12,531	587,579
Hawkins, Inc.	1,981	82,192
Koppers Holdings, Inc. (a)	4,342	98,954
Kronos Worldwide, Inc.	4,673	61,543
LyondellBasell Industries N.V. Class A	67,408	5,862,474
Olin Corp.	33,996	802,646
Tredegar Corp.	5,113	83,393
Trinseo S.A.	8,671	425,312
Tronox Ltd. Class A	19,251	168,639
Valvoline, Inc.	38,831	858,553
Westlake Chemical Corp.	7,918	585,140

		9,812,751

Diversified Chemicals – 18.0%
DowDuPont, Inc.	470,012	25,291,346
Eastman Chemical Co.	28,785	2,320,646
Huntsman Corp.	43,765	961,517
The Chemours Co.	36,005	1,287,179

		29,860,688

Fertilizers & Agricultural Chemicals – 4.5%
AgroFresh Solutions, Inc. (a)	5,600	22,512
American Vanguard Corp.	5,573	97,639
CF Industries Holdings, Inc.	47,569	2,076,387
FMC Corp.	27,433	2,189,153
Intrepid Potash, Inc. (a)	19,800	61,578
The Mosaic Co.	74,605	2,408,249
The Scotts Miracle-Gro Co.	8,470	629,745

		7,485,263

Industrial Gases – 15.5%
Air Products & Chemicals, Inc.	44,666	7,342,644
Linde PLC	112,182	18,286,788

		25,629,432

Specialty Chemicals – 23.9%
A Schulman, Inc. Class A (b)	8,906	17,010
Albemarle Corp.	22,102	1,784,294
Amyris, Inc. (a)	6,650	22,544
Ashland Global Holdings, Inc.	12,707	964,461
Axalta Coating Systems Ltd. (a)	44,085	1,129,458
Balchem Corp.	6,558	544,445
Celanese Corp. Class A	27,495	2,632,921
Chase Corp.	1,532	154,456
Ecolab, Inc.	52,965	8,377,474
Element Solutions, Inc. (a)	46,939	527,594
Ferro Corp. (a)	16,268	271,188
FutureFuel Corp.	5,391	98,709
GCP Applied Technologies, Inc. (a)	13,994	352,649
HB Fuller Co.	10,302	508,816
Ingevity Corp. (a)	8,558	805,051
Innophos Holdings, Inc.	4,004	119,720

	Shares	Value
Innospec, Inc.	4,986	$350,366
International Flavors & Fragrances, Inc.	17,366	2,462,152
Kraton Corp. (a)	6,487	182,933
Minerals Technologies, Inc.	7,187	420,943
NewMarket Corp.	1,865	748,033
OMNOVA Solutions, Inc. (a)	9,235	82,284
PolyOne Corp.	16,274	526,789
PPG Industries, Inc.	49,298	5,197,981
PQ Group Holdings, Inc. (a)	8,292	124,795
Quaker Chemical Corp.	2,714	554,904
Rayonier Advanced Materials, Inc.	10,450	151,316
RPM International, Inc.	27,168	1,552,923
Sensient Technologies Corp.	8,606	540,285
Stepan Co.	4,126	362,799
The Sherwin-Williams Co.	17,119	7,216,001
Venator Materials PLC (a)	10,738	49,932
WR Grace & Co.	12,319	874,772

		39,709,998

TOTAL CHEMICALS		112,498,132

CONSTRUCTION MATERIALS – 3.7%
Construction Materials – 3.7%
Eagle Materials, Inc.	9,728	690,688
Martin Marietta Materials, Inc.	12,838	2,268,218
Summit Materials, Inc. Class A (a)	22,788	347,745
United States Lime & Minerals, Inc.	451	31,123
US Concrete, Inc. (a)	3,263	116,163
Vulcan Materials Co.	26,945	2,738,959

TOTAL CONSTRUCTION MATERIALS		6,192,896

CONTAINERS & PACKAGING – 13.6%
Metal & Glass Containers – 5.4%
Aptargroup, Inc.	12,660	1,254,859
Ball Corp.	66,554	3,479,443
Berry Plastics Group, Inc. (a)	26,834	1,321,575
Crown Holdings, Inc. (a)	27,524	1,403,724
Greif, Inc. Class A	5,297	206,583
Greif, Inc. Class B	889	40,138
Myers Industries, Inc.	5,750	93,495
Owens-Illinois, Inc.	32,419	650,649
Silgan Holdings, Inc.	15,762	435,347

		8,885,813

Paper Packaging – 8.2%
Avery Dennison Corp.	17,798	1,859,001
Bemis Co., Inc.	18,528	904,908
Graphic Packaging Holding Co.	63,176	762,534
International Paper Co.	79,124	3,752,851
Packaging Corp. of America	19,258	1,816,415
Sealed Air Corp.	32,334	1,277,193

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	58

Common Stocks – continued

	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Sonoco Products Co.	20,279	$1,167,665
WestRock Co.	51,981	2,116,146

		13,656,713

TOTAL CONTAINERS & PACKAGING		22,542,526

METALS & MINING – 13.2%
Aluminum – 0.9%
Alcoa Corp. (a)	37,965	1,126,801
Century Aluminum Co. (a)	10,782	99,195
Kaiser Aluminum Corp.	3,386	339,853

		1,565,849

Copper – 2.0%
Freeport-McMoRan, Inc.	280,406	3,263,926

Diversified Metals & Mining – 0.3%
Compass Minerals International, Inc.	6,910	361,047
Materion Corp.	4,131	193,868

		554,915

Gold – 3.0%
McEwen Mining, Inc.	55,337	100,160
Newmont Mining Corp.	108,654	3,706,188
Royal Gold, Inc.	13,336	1,165,166

		4,971,514

Silver – 0.3%
Coeur Mining, Inc. (a)	38,258	197,029
Hecla Mining Co.	97,416	263,023

		460,052

Steel – 6.7%
AK Steel Holding Corp. (a)	64,548	190,417
Allegheny Technologies, Inc. (a)	25,585	700,773
Carpenter Technology Corp.	9,621	454,688
Cleveland-Cliffs, Inc.	57,621	617,121
Commercial Metals Co.	23,820	415,659
Haynes International, Inc.	2,528	82,918
Nucor Corp.	64,439	3,946,244
Reliance Steel & Aluminum Co.	14,730	1,206,092
Ryerson Holding Corp. (a)	3,386	23,804
Schnitzer Steel Industries, Inc. Class A	5,430	131,406
Steel Dynamics, Inc.	47,850	1,750,832
SunCoke Energy, Inc. (a)	11,889	133,632
TimkenSteel Corp. (a)	7,795	99,230
United States Steel Corp.	36,077	813,176

	Shares	Value
Warrior Met Coal, Inc.	7,541	$216,653
Worthington Industries, Inc.	9,071	342,249

		11,124,894

TOTAL METALS & MINING		21,941,150

PAPER & FOREST PRODUCTS – 1.6%
Forest Products – 0.6%
Boise Cascade Co.	7,897	216,931
Louisiana-Pacific Corp.	29,052	708,288

		925,219

Paper Products – 1.0%
Clearwater Paper Corp. (a)	3,378	113,906
Domtar Corp.	12,804	600,508
Mercer International, Inc.	8,686	128,292
Neenah Paper, Inc.	3,435	239,316
PH Glatfelter Co.	8,903	113,780
Resolute Forest Products, Inc.	11,970	93,366
Schweitzer-Mauduit International, Inc.	6,262	200,760
Verso Corp. Class A (a)	7,052	173,973

		1,663,901

TOTAL PAPER & FOREST PRODUCTS		2,589,120

TOTAL COMMON STOCKS (Cost $190,444,299)		165,763,824

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (c) (Cost $121,296)	121,296	121,296

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $190,565,595)		165,885,120

NET OTHER ASSETS (LIABILITIES) – 0.1%		85,909

NET ASSETS – 100.0%		$165,971,029

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

59	Semiannual Report

Fidelity MSCI Materials Index ETF

Schedule of Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$165,763,824	$165,746,814	$—	$17,010
Money Market Funds	121,296	121,296	—	—

Total Investments in Securities:	$165,885,120	$165,868,110	$—	$17,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	60

Fidelity MSCI Real Estate Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.3%
Diversified REIT’s – 4.7%
Alexander & Baldwin, Inc.	42,960	$989,798
American Assets Trust, Inc.	20,807	893,453
Armada Hoffler Properties, Inc.	30,747	461,820
Colony Capital, Inc.	291,671	1,770,443
Empire State Realty Trust, Inc. Class A	88,821	1,373,173
Essential Properties Realty Trust, Inc.	23,535	374,206
Gladstone Commercial Corp.	18,074	360,576
Global Net Lease, Inc.	44,698	866,694
iStar, Inc.	42,976	412,140
Lexington Realty Trust	135,539	1,302,530
Liberty Property Trust	92,423	4,356,820
One Liberty Properties, Inc.	9,170	249,424
PS Business Parks, Inc.	12,819	1,861,191
STORE Capital Corp.	115,674	3,738,584
VEREIT, Inc.	604,994	4,888,352
Washington Real Estate Investment Trust	49,212	1,247,524
WP Carey, Inc.	100,823	7,550,634

		32,697,362

Health Care REIT’s – 10.0%
CareTrust REIT, Inc.	46,395	1,019,762
Community Healthcare Trust, Inc.	11,558	381,645
HCP, Inc.	293,999	9,272,729
Healthcare Realty Trust, Inc.	78,335	2,529,437
Healthcare Trust of America, Inc. Class A	129,790	3,688,632
LTC Properties, Inc.	24,884	1,180,497
Medical Properties Trust, Inc.	228,176	4,152,803
National Health Investors, Inc.	26,382	2,196,565
New Senior Investment Group, Inc.	52,513	284,620
Omega Healthcare Investors, Inc.	125,299	5,035,767
Physicians Realty Trust	113,868	2,062,150
Sabra Health Care REIT, Inc.	111,514	2,290,498
Senior Housing Properties Trust	148,640	2,046,773
Universal Health Realty Income Trust	8,202	571,843
Ventas, Inc.	223,029	14,383,140
Welltower, Inc.	232,786	18,038,587

		69,135,448

Hotel & Resort REIT’s – 5.0%
Apple Hospitality REIT, Inc.	136,878	2,246,168
Ashford Hospitality Trust, Inc.	59,514	294,594
Braemar Hotels & Resorts, Inc.	18,039	200,594
Chatham Lodging Trust	29,065	587,404
Chesapeake Lodging Trust	37,928	1,080,189
CorePoint Lodging, Inc.	26,342	322,426
DiamondRock Hospitality Co.	129,880	1,319,581
Hersha Hospitality Trust	23,663	438,475
Hospitality Properties Trust	102,788	2,740,328
Host Hotels & Resorts, Inc.	463,804	8,376,300

	Shares	Value

MGM Growth Properties LLC Class A	54,964	$1,703,884
Park Hotels & Resorts, Inc.	125,775	3,782,054
Pebblebrook Hotel Trust	81,533	2,613,133
RLJ Lodging Trust	109,643	2,033,878
Ryman Hospitality Properties, Inc.	28,887	2,321,070
Summit Hotel Properties, Inc.	66,601	743,933
Sunstone Hotel Investors, Inc.	142,756	2,041,411
Xenia Hotels & Resorts, Inc.	70,032	1,314,501

		34,159,923

Industrial REIT’s – 6.9%
Americold Realty Trust	59,944	1,757,558
Duke Realty Corp.	223,409	6,532,479
EastGroup Properties, Inc.	22,038	2,280,052
First Industrial Realty Trust, Inc.	78,789	2,577,976
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	34,085	769,980
Industrial Logistics Properties Trust	40,454	869,356
Monmouth Real Estate Investment Corp. Class A	53,455	734,472
Prologis, Inc.	393,900	27,242,124
Rexford Industrial Realty, Inc.	57,093	1,918,325
STAG Industrial, Inc.	65,326	1,801,038
Terreno Realty Corp.	36,552	1,474,508

		47,957,868

Office REIT’s – 9.9%
Alexandria Real Estate Equities, Inc.	66,154	8,713,143
Boston Properties, Inc.	96,636	12,743,389
Brandywine Realty Trust	111,710	1,681,235
Columbia Property Trust, Inc.	73,815	1,629,097
Corporate Office Properties Trust	64,607	1,595,147
Cousins Properties, Inc.	259,238	2,294,256
Douglas Emmett, Inc.	100,966	3,819,544
Easterly Government Properties, Inc.	37,848	679,750
Equity Commonwealth	75,975	2,458,551
Franklin Street Properties Corp.	68,330	507,009
Highwoods Properties, Inc.	64,709	2,867,903
Hudson Pacific Properties, Inc.	97,981	3,181,443
JBG SMITH Properties	71,492	2,763,166
Kilroy Realty Corp.	62,898	4,431,793
Mack-Cali Realty Corp.	56,551	1,164,951
NorthStar Realty Europe Corp.	28,205	473,562
Office Properties Income Trust	28,188	902,862
Paramount Group, Inc.	135,399	1,960,578
Piedmont Office Realty Trust, Inc. Class A	80,287	1,554,356
SL Green Realty Corp.	54,138	5,003,975
Tier REIT, Inc.	32,046	753,081
Vornado Realty Trust	107,085	7,486,312

		68,665,103

Residential REIT’s – 13.8%
American Campus Communities, Inc.	85,690	3,943,454

See accompanying notes which are an integral part of the financial statements.

61	Semiannual Report

Fidelity MSCI Real Estate Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
American Homes 4 Rent Class A	166,259	$3,675,986
Apartment Investment & Management Co. Class A	98,399	4,872,718
AvalonBay Communities, Inc.	86,483	16,684,300
Camden Property Trust	58,036	5,626,590
Equity Lifestyle Properties, Inc.	52,945	5,605,817
Equity Residential	230,436	16,720,436
Essex Property Trust, Inc.	41,319	11,205,713
Front Yard Residential Corp.	32,469	351,315
Independence Realty Trust, Inc.	55,495	579,923
Investors Real Estate Trust	7,576	445,999
Invitation Homes, Inc.	195,294	4,392,162
Mid-America Apartment Communities, Inc.	71,184	7,209,516
NexPoint Residential Trust, Inc.	11,693	437,435
Preferred Apartment Communities, Inc. Class A	25,489	405,275
Sun Communities, Inc.	50,718	5,574,415
UDR, Inc.	167,396	7,323,575
UMH Properties, Inc.	21,258	298,250

		95,352,879

Retail REIT’s – 14.6%
Acadia Realty Trust	50,972	1,464,426
Agree Realty Corp.	19,386	1,280,058
Alexander’s, Inc.	1,441	479,939
American Finance Trust, Inc.	33,707	437,854
Brixmor Property Group, Inc.	189,229	3,241,493
Brookfield Property REIT, Inc. Class A	98,629	1,795,048
CBL & Associates Properties, Inc.	109,655	273,041
Cedar Realty Trust, Inc.	58,124	202,853
Federal Realty Investment Trust	45,950	6,091,591
Getty Realty Corp.	21,385	685,603
Kimco Realty Corp.	263,536	4,482,747
Kite Realty Group Trust	52,680	876,068
National Retail Properties, Inc.	98,195	5,175,858
Pennsylvania Real Estate Investment Trust	44,484	327,847
Realty Income Corp.	181,485	12,466,205
Regency Centers Corp.	95,439	6,203,535
Retail Opportunity Investments Corp.	70,758	1,243,218
Retail Properties of America, Inc. Class A	137,316	1,735,674
Retail Value, Inc.	9,610	292,240
RPT Realty	49,712	650,730
Saul Centers, Inc.	8,605	455,721
Seritage Growth Properties, Class A	21,253	854,583
Simon Property Group, Inc.	193,480	35,236,578
SITE Centers Corp.	96,792	1,265,071
Spirit MTA REIT	27,246	213,064

	Shares	Value
Spirit Realty Capital, Inc.	52,857	$2,099,480
Tanger Factory Outlet Centers, Inc.	57,909	1,317,430
Taubman Centers, Inc.	38,147	1,899,721
The Macerich Co.	66,172	3,054,500
Urban Edge Properties	71,339	1,456,742
Urstadt Biddle Properties, Inc. Class A	18,785	402,375
Washington Prime Group, Inc.	117,371	666,667
Weingarten Realty Investors	76,108	2,183,539
Whitestone REIT	22,725	322,240

		100,833,739

Specialized REIT’s – 31.4%
American Tower Corp.	275,842	47,676,531
CatchMark Timber Trust, Inc. Class A	31,363	288,226
CoreCivic, Inc.	74,181	1,473,976
CoreSite Realty Corp.	21,552	2,129,122
Crown Castle International Corp.	259,571	30,385,381
CubeSmart	116,228	3,597,257
CyrusOne, Inc.	61,974	3,358,991
Digital Realty Trust, Inc.	128,958	13,971,310
EPR Properties	46,488	3,396,413
Equinix, Inc.	49,750	19,601,500
Extra Space Storage, Inc.	79,102	7,800,248
Four Corners Property Trust, Inc.	41,218	1,163,996
Gaming and Leisure Properties, Inc.	127,010	4,762,875
InfraREIT, Inc.	27,333	576,726
Iron Mountain, Inc.	169,966	6,322,735
Lamar Advertising Co. Class A	52,930	3,940,639
Life Storage, Inc.	29,150	2,864,571
National Storage Affiliates Trust	35,367	1,029,180
Outfront Media, Inc.	87,114	1,807,616
PotlatchDeltic Corp.	40,293	1,486,006
Public Storage	98,120	20,852,462
QTS Realty Trust, Inc. Class A	32,005	1,347,731
Rayonier, Inc.	80,967	2,464,636
SBA Communications Corp. (a)	71,861	13,116,788
The Geo Group, Inc.	76,002	1,713,845
Uniti Group, Inc. (a)	104,396	2,078,524
VICI Properties, Inc.	231,487	4,983,915
Weyerhaeuser Co.	474,094	12,440,227

		216,631,427

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		665,433,749

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.6%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	37,833	290,179
Tejon Ranch Co. (a)	13,688	257,608
The RMR Group, Inc. Class A	3,853	254,337
The St Joe Co. (a)	23,197	360,945

		1,163,069

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	62

Common Stocks – continued

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Development – 0.4%
Forestar Group, Inc. (a)	6,466	$103,521
The Howard Hughes Corp. (a)	25,564	2,838,626

		2,942,147

Real Estate Operating Companies – 0.3%
FRP Holdings, Inc. (a)	4,519	229,204
Kennedy-Wilson Holdings, Inc.	81,179	1,622,768

		1,851,972

Real Estate Services – 2.7%
Altisource Portfolio Solutions S.A. (a)	7,113	168,436
CBRE Group, Inc. Class A (a)	202,007	9,241,820
Cushman & Wakefield PLC (a)	34,109	588,039
eXp World Holdings, Inc. (a)	14,899	162,995
HFF, Inc. Class A	23,383	968,524
Jones Lang LaSalle, Inc.	28,512	4,088,906
Marcus & Millichap, Inc. (a)	12,164	481,694
Newmark Group, Inc. Class A	78,613	821,506
RE/MAX Holdings, Inc. Class A	11,304	471,603
Realogy Holdings Corp.	77,849	1,381,820
Redfin Corp. (a)	31,058	555,628

		18,930,971

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		24,888,159

TOTAL COMMON STOCKS (Cost $686,909,779)		690,321,908

Money Market Funds – 0.1%

	Shares	Value

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (b) (Cost $549,403)	549,403	$549,403

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $687,459,182)		690,871,311

NET OTHER ASSETS (LIABILITIES) – 0.0%		123,383

NET ASSETS – 100.0%		$690,994,694

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

63	Semiannual Report

Fidelity MSCI Utilities Index ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value

ELECTRIC UTILITIES – 55.7%
Electric Utilities – 55.7%
ALLETE, Inc.	32,651	$2,512,168
Alliant Energy Corp.	148,605	6,608,464
American Electric Power Co., Inc.	313,274	24,786,239
Duke Energy Corp.	452,721	39,739,849
Edison International	207,062	11,796,322
El Paso Electric Co.	25,874	1,358,903
Entergy Corp.	114,939	10,251,409
Evergy, Inc.	172,666	9,897,215
Eversource Energy	201,389	13,978,411
Exelon Corp.	613,859	29,317,906
FirstEnergy Corp.	308,879	12,108,057
Hawaiian Electric Industries, Inc.	69,229	2,574,627
IDACORP, Inc.	32,038	3,123,705
MGE Energy, Inc.	22,040	1,417,392
NextEra Energy, Inc.	299,726	53,644,960
OGE Energy Corp.	126,857	5,194,794
Otter Tail Corp.	22,694	1,099,524
Pinnacle West Capital Corp.	71,119	6,267,006
PNM Resources, Inc.	50,642	2,156,843
Portland General Electric Co.	56,732	2,741,290
PPL Corp.	444,596	13,924,747
The Southern Co.	644,510	31,323,186
Xcel Energy, Inc.	323,539	16,940,502

TOTAL ELECTRIC UTILITIES		302,763,519

GAS UTILITIES – 5.5%
Gas Utilities – 5.5%
Atmos Energy Corp.	70,633	6,895,900
Chesapeake Utilities Corp.	10,419	943,649
National Fuel Gas Co.	49,179	2,817,957
New Jersey Resources Corp.	56,120	2,721,820
Northwest Natural Holding Co.	18,315	1,146,519
ONE Gas, Inc.	33,392	2,743,153
South Jersey Industries, Inc.	54,372	1,619,198
Southwest Gas Holdings, Inc.	31,246	2,447,187
Spire, Inc.	32,215	2,556,904
UGI Corp.	110,431	6,297,880

TOTAL GAS UTILITIES		30,190,167

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.7%
Independent Power Producers & Energy Traders – 3.9%
AES Corp.	420,605	6,893,716
Clearway Energy, Inc. Class A	21,977	323,062
Clearway Energy, Inc. Class B	44,028	664,382
NRG Energy, Inc.	192,857	7,889,780
Vistra Energy Corp. (a)	214,110	5,376,302

		21,147,242

	Shares	Value

Renewable Electricity – 0.8%
NextEra Energy Partners LP	34,537	$1,387,006
Ormat Technologies, Inc.	24,141	1,393,177
Pattern Energy Group, Inc. Class A	53,015	1,128,159
TerraForm Power, Inc. Class A	39,744	472,159

		4,380,501

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		25,527,743

MULTI-UTILITIES – 30.2%
Multi-Utilities – 30.2%
Ameren Corp.	155,093	10,754,149
Avista Corp.	41,768	1,747,991
Black Hills Corp.	34,074	2,313,284
CenterPoint Energy, Inc.	312,745	9,670,075
CMS Energy Corp.	180,023	9,386,399
Consolidated Edison, Inc.	197,715	15,352,570
Dominion Energy, Inc.	476,126	33,443,090
DTE Energy Co.	115,522	13,602,715
MDU Resources Group, Inc.	118,399	3,044,038
NiSource, Inc.	230,585	6,290,359
NorthWestern Corp.	31,989	2,044,417
Public Service Enterprise Group, Inc.	321,147	17,518,569
Sempra Energy	173,789	20,329,837
Unitil Corp.	9,411	493,701
Vectren Corp.	52,820	3,823,112
WEC Energy Group, Inc.	200,529	14,644,633

TOTAL MULTI-UTILITIES		164,458,939

WATER UTILITIES – 3.8%
Water Utilities – 3.8%
American States Water Co.	23,360	1,581,939
American Water Works Co., Inc.	114,707	10,974,019
Aqua America, Inc.	112,964	3,959,388
AquaVenture Holdings Ltd. (a)	7,545	158,671
California Water Service Group	30,568	1,513,727
Connecticut Water Service, Inc.	7,622	517,076
Middlesex Water Co.	10,444	586,953
SJW Group	14,789	886,601
The York Water Co.	8,173	268,892

TOTAL WATER UTILITIES		20,447,266

TOTAL COMMON STOCKS (Cost $518,302,119)		543,387,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	64

Money Market Funds – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.26% (b) (Cost $264,405)	264,405	$264,405

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $518,566,524)		543,652,039

NET OTHER ASSETS (LIABILITIES) – 0.0%		228,557

NET ASSETS – 100.0%		$543,880,596

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

65	Semiannual Report

Financial Statements

Statements of Assets and Liabilities

January 31, 2019 (Unaudited)

	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF

Assets

Investments in securities, at value – See accompanying schedule	$283,982,085	$603,120,416	$420,300,168	$472,017,185

Cash	—	—	—	—

Receivable for investments sold	2,868,056	2,359,385	4,089,947	250,084

Receivable for fund shares sold	—	—	—	—

Dividends receivable	509,734	272,274	662,259	402,896

Interest receivable	369	768	579	703

Total assets	287,360,244	605,752,843	425,052,953	472,670,868

Liabilities

Payable for investments purchased	3,415,904	2,367,033	4,291,119	242,263

Accrued management fees	17,546	40,950	28,678	31,987

Total liabilities	3,433,450	2,407,983	4,319,797	274,250

Net Assets	$283,926,794	$603,344,860	$420,733,156	$472,396,618

Net Assets consist of:

Paid in capital	279,773,304	576,244,486	446,070,884	616,815,293

Total distributable earnings (loss)	4,153,490	27,100,374	(25,337,728)	(144,418,675)

Net Assets	$283,926,794	$603,344,860	$420,733,156	$472,396,618

Shares outstanding	9,050,000	14,300,000	13,100,000	27,100,000

Net Asset Value, offering price and redemption price per share	$31.37	$42.19	$32.12	$17.43

Investments at cost	$273,434,327	$633,763,601	$443,487,546	$577,191,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	66

Statements of Assets and Liabilities

January 31, 2019 (Unaudited)

	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF

Assets

Investments in securities, at value – See accompanying schedule	$1,129,964,803	$1,605,977,728	$384,750,360	$1,919,744,521

Cash	3,629	—	77,683	—

Receivable for investments sold	—	—	—	—

Receivable for fund shares sold	—	—	—	—

Dividends receivable	1,398,564	2,241,516	184,836	442,654

Interest receivable	1,391	3,446	517	3,271

Total assets	1,131,368,387	1,608,222,690	385,013,396	1,920,190,446

Liabilities

Payable for investments purchased	—	—	—	308,586

Accrued management fees	76,763	106,223	25,622	128,124

Total liabilities	76,763	106,223	25,622	436,710

Net Assets	$1,131,291,624	$1,608,116,467	$384,987,774	$1,919,753,736

Net Assets consist of:

Paid in capital	1,097,972,875	1,458,463,309	401,439,211	1,631,771,190

Total distributable earnings (loss)	33,318,749	149,653,158	(16,451,437)	287,982,546

Net Assets	$1,131,291,624	$1,608,116,467	$384,987,774	$1,919,753,736

Shares outstanding	29,950,000	36,750,000	10,550,000	36,050,000

Net Asset Value, offering price and redemption price per share	$37.77	$43.76	$36.49	$53.25

Investments at cost	$1,154,907,369	$1,476,636,688	$413,189,612	$1,806,699,287

See accompanying notes which are an integral part of the financial statements.

67	Semiannual Report

Financial Statements – continued

Statements of Assets and Liabilities

January 31, 2019 (Unaudited)

	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF

Assets

Investments in securities, at value – See accompanying schedule	$165,885,120	$690,871,311	$543,652,039

Cash	—	—	—

Receivable for investments sold	—	—	—

Receivable for fund shares sold	—	—	4,073

Dividends receivable	96,854	487,675	259,374

Interest receivable	190	835	606

Total assets	165,982,164	691,359,821	543,916,092

Liabilities

Payable for investments purchased	—	322,829	—

Accrued management fees	11,135	42,298	35,496

Total liabilities	11,135	365,127	35,496

Net Assets	$165,971,029	$690,994,694	$543,880,596

Net Assets consist of:

Paid in capital	195,014,450	695,236,456	528,567,669

Total distributable earnings (loss)	(29,043,421)	(4,241,762)	15,312,927

Net Assets	$165,971,029	$690,994,694	$543,880,596

Shares outstanding	5,450,000	27,650,000	15,050,000

Net Asset Value, offering price and redemption price per share	$30.45	$24.99	$36.14

Investments at cost	$190,565,595	$687,459,182	$518,566,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	68

Statements of Operations

For the six months ended January 31, 2019 (Unaudited)

	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF

Investment Income

Dividends	$2,352,110	$4,056,597	$5,942,932	$7,627,413

Non-Cash dividends	—	—	—	—

Interest	1,736	4,318	2,947	3,520

Total income	2,353,846	4,060,915	5,945,879	7,630,933

Expenses

Management fees	74,700	277,113	164,688	218,435

Independent trustees’ compensation	477	2,064	1,110	1,764

Total expenses	75,177	279,177	165,798	220,199

Net investment income (loss)	2,278,669	3,781,738	5,780,081	7,410,734

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(18,279,937)	(11,159,589)	(7,030,941)	(6,062,349)

Net realized gain (loss) on In-kind redemptions	21,039,880	76,111,305	13,065,886	10,031,406

Net realized gain (loss) on foreign currency transactions	—	—	—	—

Total net realized gain (loss)	2,759,943	64,951,716	6,034,945	3,969,057

Change in net unrealized appreciation (depreciation) on investment securities	11,451,899	(96,559,284)	(21,730,207)	(118,379,290)

Net gain (loss)	14,211,842	(31,607,568)	(15,695,262)	(114,410,233)

Net increase (decrease) in net assets resulting from operations	$16,490,511	$(27,825,830)	$(9,915,181)	$(106,999,499)

See accompanying notes which are an integral part of the financial statements.

69	Semiannual Report

Financial Statements – continued

Statements of Operations

For the six months ended January 31, 2019 (Unaudited)

	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF

Investment Income

Dividends	$16,442,007	$11,749,917	$4,146,941	$13,676,443

Non-Cash dividends	—	—	—	—

Interest	9,408	12,534	3,384	15,671

Total income	16,451,415	11,762,451	4,150,325	13,692,114

Expenses

Management fees	555,454	621,230	182,080	895,520

Independent trustees’ compensation	4,501	4,395	1,460	6,880

Total expenses	559,955	625,625	183,540	902,400

Net investment income (loss)	15,891,460	11,136,826	3,966,785	12,789,714

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(2,095,615)	3,115,229	(977,109)	(26,289,329)

Net realized gain (loss) on In-kind redemptions	65,610,315	46,708,074	18,525,418	205,842,754

Net realized gain (loss) on foreign currency transactions	—	—	(28)	—

Total net realized gain (loss)	63,514,700	49,823,303	17,548,281	179,553,425

Change in net unrealized appreciation (depreciation) on investment securities	(189,968,645)	(56,862,149)	(58,649,573)	(333,630,946)

Net gain (loss)	(126,453,945)	(7,038,846)	(41,101,292)	(154,077,521)

Net increase (decrease) in net assets resulting from operations	$(110,562,485)	$4,097,980	$(37,134,507)	$(141,287,807)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	70

Statements of Operations

For the six months ended January 31, 2019 (Unaudited)

	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF

Investment Income

Dividends	$2,100,390	$17,963,591	$6,967,397

Non-Cash dividends	—	3,553,936	—

Interest	1,580	5,441	3,069

Total income	2,101,970	21,522,968	6,970,466

Expenses

Management fees	85,510	255,364	178,826

Independent trustees’ compensation	719	1,743	1,189

Total expenses	86,229	257,107	180,015

Net investment income (loss)	2,015,741	21,265,861	6,790,451

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(3,598,512)	(13,818,093)	(15,330,331)

Net realized gain (loss) on In-kind redemptions	2,076,590	9,086,615	9,093,082

Net realized gain (loss) on foreign currency transactions	—	—	—

Total net realized gain (loss)	(1,521,922)	(4,731,478)	(6,237,249)

Change in net unrealized appreciation (depreciation) on investment securities	(28,694,595)	4,460,306	19,693,552

Net gain (loss)	(30,216,517)	(271,172)	13,456,303

Net increase (decrease) in net assets resulting from operations	$(28,200,776)	$20,994,689	$20,246,754

See accompanying notes which are an integral part of the financial statements.

71	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,278,669	$3,290,433	$3,781,738	$4,992,534
Net realized gain (loss)	2,759,943	(6,057,475)	64,951,716	20,090,016
Change in net unrealized appreciation (depreciation)	11,451,899	(2,938,405)	(96,559,284)	51,964,275

Net increase (decrease) in net assets resulting from operations	16,490,511	(5,705,447)	(27,825,830)	77,046,825

Distributions to shareholders	(1,792,050)	—	(4,093,050)	—

Distributions to shareholders from net investment income	—	(3,739,800)	—	(4,460,400)

Distributions to shareholders from net realized gain	—	(4,815,000)	—	—

Total distributions	(1,792,050)	(8,554,800)	(4,093,050)	(4,460,400)

Share transactions
Proceeds from sales of shares	233,926,510	43,402,418	416,832,503	339,614,391
Cost of shares redeemed	(89,802,506)	(19,855,848)	(409,697,699)	(77,985,154)

Net increase (decrease) in net assets resulting from share transactions	144,124,004	23,546,570	7,134,804	261,629,237

Total increase (decrease) in net assets	158,822,465	9,286,323	(24,784,076)	334,215,662

Net Assets
Beginning of period	125,104,329	115,818,006	628,128,936	293,913,274

End of period	$283,926,794	$125,104,329	$603,344,860	$628,128,936

Undistributed net investment income end of period		$—		$564,653

Other Information

Shares
Sold	7,650,000	1,450,000	9,850,000	8,300,000
Redeemed	(2,950,000)	(650,000)	(10,050,000)	(1,950,000)

Net increase (decrease)	4,700,000	800,000	(200,000)	6,350,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	72

Statements of Changes in Net Assets

	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,780,081	$7,773,755	$7,410,734	$12,452,967
Net realized gain (loss)	6,034,945	4,056,608	3,969,057	4,956,194
Change in net unrealized appreciation (depreciation)	(21,730,207)	(15,759,124)	(118,379,290)	72,468,715

Net increase (decrease) in net assets resulting from operations	(9,915,181)	(3,928,761)	(106,999,499)	89,877,876

Distributions to shareholders	(5,663,000)	—	(7,144,200)	—

Distributions to shareholders from net investment income	—	(7,829,600)	—	(14,924,250)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(5,663,000)	(7,829,600)	(7,144,200)	(14,924,250)

Share transactions
Proceeds from sales of shares	307,224,773	130,886,159	80,864,543	241,918,899
Cost of shares redeemed	(182,883,648)	(119,506,985)	(128,481,565)	(114,025,758)

Net increase (decrease) in net assets resulting from share transactions	124,341,125	11,379,174	(47,617,022)	127,893,141

Total increase (decrease) in net assets	108,762,944	(379,187)	(161,760,721)	202,846,767

Net Assets
Beginning of period	311,970,212	312,349,399	634,157,339	431,310,572

End of period	$420,733,156	$311,970,212	$472,396,618	$634,157,339

Undistributed net investment income end of period		$441,897		$108,312

Other Information

Shares
Sold	9,250,000	3,950,000	4,450,000	11,950,000
Redeemed	(5,800,000)	(3,700,000)	(6,850,000)	(5,900,000)

Net increase (decrease)	3,450,000	250,000	(2,400,000)	6,050,000

See accompanying notes which are an integral part of the financial statements.

73	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$15,891,460	$24,531,797	$11,136,826	$14,114,050
Net realized gain (loss)	63,514,700	16,645,069	49,823,303	12,112,875
Change in net unrealized appreciation (depreciation)	(189,968,645)	77,031,496	(56,862,149)	115,426,631

Net increase (decrease) in net assets resulting from operations	(110,562,485)	118,208,362	4,097,980	141,653,556

Distributions to shareholders	(14,384,200)	—	(21,328,550)	—

Distributions to shareholders from net investment income	—	(24,296,050)	—	(14,186,300)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(14,384,200)	(24,296,050)	(21,328,550)	(14,186,300)

Share transactions
Proceeds from sales of shares	49,259,316	640,258,002	534,984,758	381,928,886
Cost of shares redeemed	(367,396,171)	(81,473,733)	(162,264,065)	(75,479,520)

Net increase (decrease) in net assets resulting from share transactions	(318,136,855)	558,784,269	372,720,693	306,449,366

Total increase (decrease) in net assets	(443,083,540)	652,696,581	355,490,123	433,916,622

Net Assets
Beginning of period	1,574,375,164	921,678,583	1,252,626,344	818,709,722

End of period	$1,131,291,624	$1,574,375,164	$1,608,116,467	$1,252,626,344

Undistributed net investment income end of period		$774,481		$1,007,564

Other Information

Shares
Sold	1,300,000	15,500,000	12,000,000	9,200,000
Redeemed	(9,700,000)	(2,100,000)	(3,900,000)	(1,850,000)

Net increase (decrease)	(8,400,000)	13,400,000	8,100,000	7,350,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	74

Statements of Changes in Net Assets

	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,966,785	$7,584,299	$12,789,714	$16,370,825
Net realized gain (loss)	17,548,281	41,849,210	179,553,425	45,773,020
Change in net unrealized appreciation (depreciation)	(58,649,573)	(3,898,668)	(333,630,946)	283,376,693

Net increase (decrease) in net assets resulting from operations	(37,134,507)	45,534,841	(141,287,807)	345,520,538

Distributions to shareholders	(3,944,250)	—	(12,562,800)	—

Distributions to shareholders from net investment income	—	(8,096,400)	—	(16,100,150)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(3,944,250)	(8,096,400)	(12,562,800)	(16,100,150)

Share transactions
Proceeds from sales of shares	32,630,692	277,231,538	462,411,216	997,961,581
Cost of shares redeemed	(106,388,330)	(169,431,317)	(612,060,710)	(114,171,616)

Net increase (decrease) in net assets resulting from share transactions	(73,757,638)	107,800,221	(149,649,494)	883,789,965

Total increase (decrease) in net assets	(114,836,395)	145,238,662	(303,500,101)	1,213,210,353

Net Assets
Beginning of period	499,824,169	354,585,507	2,223,253,837	1,010,043,484

End of period	$384,987,774	$499,824,169	$1,919,753,736	$2,223,253,837

Undistributed net investment income end of period		$—		$821,764

Other Information

Shares
Sold	850,000	7,050,000	8,250,000	18,950,000
Redeemed	(2,950,000)	(4,550,000)	(11,650,000)	(2,200,000)

Net increase (decrease)	(2,100,000)	2,500,000	(3,400,000)	16,750,000

See accompanying notes which are an integral part of the financial statements.

75	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,015,741	$4,530,500	$21,265,861	$12,395,820
Net realized gain (loss)	(1,521,922)	26,146,321	(4,731,478)	6,144,538
Change in net unrealized appreciation (depreciation)	(28,694,595)	(9,852,001)	4,460,306	(1,906,166)

Net increase (decrease) in net assets resulting from operations	(28,200,776)	20,824,820	20,994,689	16,634,192

Distributions to shareholders	(2,049,800)	—	(19,336,200)	—

Distributions to shareholders from net investment income	—	(4,793,700)	—	(14,778,500)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(2,049,800)	(4,793,700)	(19,336,200)	(14,778,500)

Share transactions
Proceeds from sales of shares	9,623,190	184,983,722	373,649,609	258,852,360
Cost of shares redeemed	(78,829,773)	(147,517,961)	(186,660,884)	(150,898,104)

Net increase (decrease) in net assets resulting from share transactions	(69,206,583)	37,465,761	186,988,725	107,954,256

Total increase (decrease) in net assets	(99,457,159)	53,496,881	188,647,214	109,809,948

Net Assets
Beginning of period	265,428,188	211,931,307	502,347,480	392,537,532

End of period	$165,971,029	$265,428,188	$690,994,694	$502,347,480

Undistributed net investment income end of period		$54,098		$—

Other Information

Shares
Sold	300,000	5,350,000	15,400,000	10,700,000
Redeemed	(2,500,000)	(4,400,000)	(8,100,000)	(6,350,000)

Net increase (decrease)	(2,200,000)	950,000	7,300,000	4,350,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	76

Statements of Changes in Net Assets

	Fidelity MSCI Utilities Index ETF

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,790,451	$9,569,751
Net realized gain (loss)	(6,237,249)	7,245,336
Change in net unrealized appreciation (depreciation)	19,693,552	(7,076,756)

Net increase (decrease) in net assets resulting from operations	20,246,754	9,738,331

Distributions to shareholders	(6,480,900)	—

Distributions to shareholders from net investment income	—	(9,603,500)

Distributions to shareholders from net realized gain	—	—

Total distributions	(6,480,900)	(9,603,500)

Share transactions
Proceeds from sales of shares	259,785,690	151,290,619
Cost of shares redeemed	(65,943,950)	(92,301,442)

Net increase (decrease) in net assets resulting from share transactions	193,841,740	58,989,177

Total increase (decrease) in net assets	207,607,594	59,124,008

Net Assets
Beginning of period	336,273,002	277,148,994

End of period	$543,880,596	$336,273,002

Undistributed net investment income end of period		$—

Other Information

Shares
Sold	7,250,000	4,400,000
Redeemed	(1,850,000)	(2,750,000)

Net increase (decrease)	5,400,000	1,650,000

See accompanying notes which are an integral part of the financial statements.

77	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Communication Services Index ETF

	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$28.76		$32.62	$32.10	$26.86	$26.98	$25.26

Income from Investment Operations
Net investment income (loss)B	0.39		0.85	0.80	0.78	0.78	0.72
Net realized and unrealized gain (loss)	2.55		(2.43)	0.62	5.11	(0.09)	1.42

Total from investment operations	2.94		(1.58)	1.42	5.89	0.69	2.14

Distributions from net investment income	(0.33)		(1.00)	(0.90)	(0.65)	(0.81)	(0.42)

Distributions from net realized gain	—		(1.28)	—	—	—	—

Total distributions	(0.33)		(2.28)	(0.90)	(0.65)	(0.81)	(0.42)

Net asset value, end of period	$31.37		$28.76	$32.62	$32.10	$26.86	$26.98

Total ReturnC	10.30%		(5.14)%	4.58%	22.36%	2.56%	8.57%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Net investment income (loss)	2.55	%E	2.81%	2.55%	2.74%	2.89%	3.51	%E

Supplemental Data
Net assets, end of period (000 omitted)	$283,927		$125,104	$115,818	$174,940	$81,908	$67,447
Portfolio turnover rateF,G	80	%H	38%	27%	26%	23%	21	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	78

Financial Highlights

	Fidelity MSCI Consumer Discretionary Index ETF

	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$43.32		$36.06	$31.99	$32.06	$26.58	$25.17

Income from Investment Operations
Net investment income (loss)B	0.24		0.47	0.50	0.43	0.37	0.25
Net realized and unrealized gain (loss)	(1.10)		7.20	4.07	(0.06)	5.43	1.38

Total from investment operations	(0.86)		7.67	4.57	0.37	5.80	1.63

Distributions from net investment income	(0.27)		(0.41)	(0.50)	(0.44)	(0.32)	(0.22)

Total distributions	(0.27)		(0.41)	(0.50)	(0.44)	(0.32)	(0.22)

Net asset value, end of period	$42.19		$43.32	$36.06	$31.99	$32.06	$26.58

Total ReturnC	(1.95)%		21.36%	14.41%	1.25%	21.93%	6.47%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Net investment income (loss)	1.14	%E	1.16%	1.49%	1.41%	1.25%	1.20	%E

Supplemental Data
Net assets, end of period (000 omitted)	$603,345		$628,129	$293,913	$262,322	$299,794	$75,741
Portfolio turnover rateF,G	17	%H	5%	7%	5%	8%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

79	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Consumer Staples Index ETF

	Six months ended
	January 31, 2019		Year ended	Year ended	Year ended	Year ended	Year ended
	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016	July 31, 2015	July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$32.33		$33.23	$32.82	$30.31	$26.16	$25.00

Income from Investment Operations
Net investment income (loss)B	0.48		0.86	0.83	0.75	0.77	0.52
Net realized and unrealized gain (loss)	(0.23)		(0.88)	0.40	2.56	4.16	1.09

Total from investment operations	0.25		(0.02)	1.23	3.31	4.93	1.61

Distributions from net investment income	(0.46)		(0.88)	(0.82)	(0.80)	(0.78)	(0.45)

Total distributions	(0.46)		(0.88)	(0.82)	(0.80)	(0.78)	(0.45)

Net asset value, end of period	$32.12		$32.33	$33.23	$32.82	$30.31	$26.16

Total ReturnC	0.81%		(0.06)%	3.82%	11.18%	19.00%	6.42%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Net investment income (loss)	2.95	%E	2.65%	2.56%	2.45%	2.63%	2.51	%E

Supplemental Data
Net assets, end of period (000 omitted)	$420,733		$311,970	$312,349	$285,504	$204,596	$73,244
Portfolio turnover rateF,G	17	%H	24%	11%	10%	10%	3	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	80

Financial Highlights

	Fidelity MSCI Energy Index ETF

	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$21.50		$18.39	$19.03	$19.72	$27.97	$24.98

Income from Investment Operations
Net investment income (loss)B	0.27		0.47	0.57	0.50	0.57	0.38
Net realized and unrealized gain (loss)	(4.08)		3.22	(0.73)	(0.69)	(8.31)	2.89

Total from investment operations	(3.81)		3.69	(0.16)	(0.19)	(7.74)	3.27

Distributions from net investment income	(0.26)		(0.58)	(0.48)	(0.50)	(0.51)	(0.28)

Total distributions	(0.26)		(0.58)	(0.48)	(0.50)	(0.51)	(0.28)

Net asset value, end of period	$17.43		$21.50	$18.39	$19.03	$19.72	$27.97

Total ReturnC	(17.72)%		20.52%	(0.96)%	(0.75)%	(27.95)%	13.16%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Net investment income (loss)	2.82	%E	2.40%	2.91%	2.74%	2.47%	1.76	%E

Supplemental Data
Net assets, end of period (000 omitted)	$472,397		$634,157	$431,311	$430,039	$256,399	$145,425
Portfolio turnover rateF,G	3	%H	5%	10%	19%	8%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

81	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Financials Index ETF

	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$41.05		$36.94	$28.61	$29.78	$26.61	$25.00

Income from Investment Operations
Net investment income (loss)B	0.46		0.75	0.61	0.63	0.58	0.41
Net realized and unrealized gain (loss)	(3.31)		4.11	8.28	(1.11)	3.15	1.56

Total from investment operations	(2.85)		4.86	8.89	(0.48)	3.73	1.97

Distributions from net investment income	(0.43)		(0.75)	(0.56)	(0.69)	(0.56)	(0.36)

Total distributions	(0.43)		(0.75)	(0.56)	(0.69)	(0.56)	(0.36)

Net asset value, end of period	$37.77		$41.05	$36.94	$28.61	$29.78	$26.61

Total ReturnC	(6.91)%		13.23%	31.31%	(1.49)%	14.08%	7.89%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Net investment income (loss)	2.37	%E	1.88%	1.77%	2.29%	2.01%	1.97	%E

Supplemental Data
Net assets, end of period (000 omitted)	$1,131,292		$1,574,375	$921,679	$237,490	$344,012	$126,397
Portfolio turnover rateF,G	3	%H	5%	18%	8%	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	82

Financial Highlights

	Fidelity MSCI Health Care Index ETF

	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015		Year ended July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$43.72		$38.44	$35.67	$37.16	$29.05		$24.97

Income from Investment Operations
Net investment income (loss)B	0.33		0.56	0.51	0.44	0.80	C	0.30
Net realized and unrealized gain (loss)	0.32	D	5.29	2.76	(1.49)	7.99		3.99

Total from investment operations	0.65		5.85	3.27	(1.05)	8.79		4.29

Distributions from net investment income	(0.61)		(0.57)	(0.50)	(0.44)	(0.68)		(0.21)

Total distributions	(0.61)		(0.57)	(0.50)	(0.44)	(0.68)		(0.21)

Net asset value, end of period	$43.76		$43.72	$38.44	$35.67	$37.16		$29.05

Total ReturnE	1.54%		15.34%	9.30%	(2.73)%	30.40%		17.23%

Ratios to Average Net AssetsF
Expense before reductions	.08	%G	.08%	.08%	.12%	.12%		.12	%G
Expenses net of fee waivers, if any	.08	%G	.08%	.08%	.12%	.12%		.12	%G
Expenses net of all reductions	.08	%G	.08%	.08%	.12%	.12%		.12	%G
Net investment income (loss)	1.50	%G	1.39%	1.45%	1.30%	2.31	%C	1.36	%G

Supplemental Data
Net assets, end of period (000 omitted)	$1,608,116		$1,252,626	$818,710	$642,124	$800,713		$187,382
Portfolio turnover rateH,I	2	%J	8%	4%	9%	10%		4	%J

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

D	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

E	Total returns for periods of less than one year are not annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

83	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Industrials Index ETF

	Six months ended

	January 31, 2019		Year ended	Year ended	Year ended	Year ended	Year ended

	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016	July 31, 2015	July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$39.51		$34.93	$30.10	$28.05	$26.85	$25.20

Income from Investment Operations
Net investment income (loss)B	0.34		0.61	0.61	0.54	0.48	0.35
Net realized and unrealized gain (loss)	(3.02)		4.62	4.79	2.04	1.19	1.61

Total from investment operations	(2.68)		5.23	5.40	2.58	1.67	1.96

Distributions from net investment income	(0.34)		(0.65)	(0.57)	(0.53)	(0.47)	(0.31)

Total distributions	(0.34)		(0.65)	(0.57)	(0.53)	(0.47)	(0.31)

Net asset value, end of period	$36.49		$39.51	$34.93	$30.10	$28.05	$26.85

Total ReturnC	(6.76)%		15.08%	18.08%	9.41%	6.18%	7.75%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Net investment income (loss)	1.81	%E	1.61%	1.85%	1.94%	1.69%	1.65	%E

Supplemental Data
Net assets, end of period (000 omitted)	$384,988		$499,824	$354,586	$158,049	$143,034	$100,706
Portfolio turnover rateF,G	2	%H	5%	5%	11%	6%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	84

Financial Highlights

	Fidelity MSCI Information Technology Index ETF

	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$56.36		$44.50	$34.93	$32.69		$29.29	$25.18

Income from Investment Operations
Net investment income (loss)B	0.33		0.53	0.48	0.46		0.39	0.25
Net realized and unrealized gain (loss)	(3.11)		11.85	9.54	2.24	C	3.40	4.06

Total from investment operations	(2.78)		12.38	10.02	2.70		3.79	4.31

Distributions from net investment income	(0.33)		(0.52)	(0.45)	(0.46)		(0.39)	(0.20)

Total distributions	(0.33)		(0.52)	(0.45)	(0.46)		(0.39)	(0.20)

Net asset value, end of period	$53.25		$56.36	$44.50	$34.93		$32.69	$29.29

Total ReturnD	(4.90)%		27.92%	28.86%	8.41	%C	12.98%	17.14%

Ratios to Average Net AssetsE
Expense before reductions	.08	%F	.08%	.08%	.12%		.12%	.12	%F
Expenses net of fee waivers, if any	.08	%F	.08%	.08%	.12%		.12%	.12	%F
Expenses net of all reductions	.08	%F	.08%	.08%	.12%		.12%	.12	%F
Net investment income (loss)	1.19	%F	1.02%	1.19%	1.42%		1.23%	1.14	%F

Supplemental Data
Net assets, end of period (000 omitted)	$1,919,754		$2,223,254	$1,010,043	$431,391		$423,372	$181,611
Portfolio turnover rateG,H	15	%I	4%	6%	5%		6%	4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Amount includes a reimbursement from the investment advisor for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 8.38%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

85	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Materials Index ETF

	Six months ended

	January 31, 2019		Year ended	Year ended	Year ended	Year ended	Year ended

	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016	July 31, 2015	July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$34.70		$31.63	$27.71	$25.91	$27.66	$24.95

Income from Investment Operations
Net investment income (loss)B	0.31		0.55	0.57	0.50	0.50	0.35
Net realized and unrealized gain (loss)	(4.24)		3.09	3.87	1.83	(1.75)	2.67

Total from investment operations	(3.93)		3.64	4.44	2.33	(1.25)	3.02

Distributions from net investment income	(0.32)		(0.57)	(0.52)	(0.53)	(0.50)	(0.31)

Total distributions	(0.32)		(0.57)	(0.52)	(0.53)	(0.50)	(0.31)

Net asset value, end of period	$30.45		$34.70	$31.63	$27.71	$25.91	$27.66

Total ReturnC	(11.32)%		11.54%	16.17%	9.28%	(4.65)%	12.15%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.11%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.11%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.08%	.11%	.12%	.12	%E
Net investment income (loss)	1.96	%E	1.60%	1.93%	2.00%	1.81%	1.64	%E

Supplemental Data
Net assets, end of period (000 omitted)	$165,971		$265,428	$211,931	$123,325	$123,052	$94,042
Portfolio turnover rateF,G	16	%H	10%	7%	9%	7%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	86

Financial Highlights

	Fidelity MSCI Real Estate Index ETF

	Six months ended

	January 31, 2019		Year ended	Year ended	Year ended	Year ended

	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016	July 31, 2015A

Selected Per-Share Data

Net asset value, beginning of period	$24.69		$24.53	$25.83	$22.55	$24.28

Income from Investment Operations
Net investment income (loss)B	0.83		0.76	0.68	0.83	0.38
Net realized and unrealized gain (loss)	0.21	C	0.32	(1.12)	3.37	(1.70)

Total from investment operations	1.04		1.08	(0.44)	4.20	(1.32)

Distributions from net investment income	(0.74)		(0.92)	(0.86)	(0.92)	(0.38)

Return of capital	—		—	—	—	(0.03)

Total distributions	(0.74)		(0.92)	(0.86)	(0.92)	(0.41)

Net asset value, end of period	$24.99		$24.69	$24.53	$25.83	$22.55

Total ReturnD	4.40%		4.53%	(1.53)%	19.29%	(5.50)%

Ratios to Average Net AssetsE
Expense before reductions	.08	%F	.08%	.08%	.11%	.12	%F
Expenses net of fee waivers, if any	.08	%F	.08%	.08%	.11%	.12	%F
Expenses net of all reductions	.08	%F	.08%	.08%	.11%	.12	%F
Net investment income (loss)	6.97	%F	3.15%	2.85%	3.55%	3.33	%F

Supplemental Data
Net assets, end of period (000 omitted)	$690,995		$502,347	$392,538	$183,394	$25,936
Portfolio turnover rateG,H	7	%I	8%	17%	10%	10	%I

A	For the period from February 2, 2015 (commencement of operations) to July 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

87	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Utilities Index ETF

	Six months ended

	January 31, 2019		Year ended	Year ended	Year ended	Year ended	Year ended

	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016	July 31, 2015	July 31, 2014A

Selected Per-Share Data

Net asset value, beginning of period	$34.85		$34.64	$33.57	$28.10	$26.88	$24.99

Income from Investment Operations
Net investment income (loss)B	0.56		1.10	1.06	0.98	0.98	0.67
Net realized and unrealized gain (loss)	1.26		0.20	1.09	5.48	1.47	1.85

Total from investment operations	1.82		1.30	2.15	6.46	2.45	2.52

Distributions from net investment income	(0.53)		(1.09)	(1.08)	(0.99)	(1.23)	(0.63)

Total distributions	(0.53)		(1.09)	(1.08)	(0.99)	(1.23)	(0.63)

Net asset value, end of period	$36.14		$34.85	$34.64	$33.57	$28.10	$26.88

Total ReturnC	5.26%		3.83%	6.61%	23.56%	9.13%	10.13%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.08%	.12%	.12%	.12	%E
Net investment income (loss)	3.18	%E	3.21%	3.22%	3.25%	3.37%	3.15	%E

Supplemental Data
Net assets, end of period (000 omitted)	$543,881		$336,273	$277,149	$283,669	$108,176	$120,949
Portfolio turnover rateF,G	3	%H	6%	6%	9%	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	88

Notes to Financial Statements

For the period ended January 31, 2019 (Unaudited)

1. Organization.

Fidelity MSCI Communication Services Index ETF (formerly Fidelity MSCI Telecommunications Services Index ETF), Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of MSCI Industrials Index ETF and MSCI Real Estate ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the FairValue Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2019, is included at the end of each Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

89	Semiannual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Communication Services Index ETF	$275,524,297	$14,645,996	$(6,188,208)	$8,457,788
Fidelity MSCI Consumer Discretionary Index ETF	635,569,402	13,024,026	(45,473,012)	(32,448,986)
Fidelity MSCI Consumer Staples Index ETF	450,339,630	6,231,224	(36,270,686)	(30,039,462)
Fidelity MSCI Energy Index ETF	593,659,014	6,590,608	(128,232,437)	(121,641,829)
Fidelity MSCI Financials Index ETF	1,157,243,764	53,201,593	(80,480,554)	(27,278,961)
Fidelity MSCI Health Care Index ETF	1,483,510,374	210,104,943	(87,637,589)	122,467,354
Fidelity MSCI Industrials Index ETF	414,472,244	25,615,563	(55,337,447)	(29,721,884)
Fidelity MSCI Information Technology Index ETF	1,810,064,823	172,363,608	(62,683,910)	109,679,698
Fidelity MSCI Materials Index ETF	191,572,853	3,288,271	(28,976,004)	(25,687,733)
Fidelity MSCI Real Estate Index ETF	691,612,774	31,059,374	(31,800,837)	(741,463)
Fidelity MSCI Utilities Index ETF	519,792,810	33,500,349	(9,641,120)	23,859,229
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred

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2. Significant Accounting Policies – continued

in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$(1,023,195)	$(1,054,524)	$(2,077,719)
Fidelity MSCI Consumer Discretionary Index ETF	(2,424,106)	(3,776,573)	(6,200,679)
Fidelity MSCI Consumer Staples Index ETF	(599,178)	(4,124,094)	(4,723,272)
Fidelity MSCI Energy Index ETF	(5,713,340)	(19,074,490)	(24,787,830)
Fidelity MSCI Financials Index ETF	(4,625,040)	(1,137,711)	(5,762,751)
Fidelity MSCI Health Care Index ETF	(7,226,020)	(8,726,463)	(15,952,483)
Fidelity MSCI Industrials Index ETF	(1,438,375)	(3,340,629)	(4,779,004)
Fidelity MSCI Information Technology Index ETF	(2,242,393)	(1,834,788)	(4,077,181)
Fidelity MSCI Materials Index ETF	(714,125)	(1,209,930)	(1,924,055)
Fidelity MSCI Real Estate Index ETF	(1,847,940)	(799,989)	(2,647,929)
Fidelity MSCI Utilities Index ETF	(1,058,589)	(1,782,951)	(2,841,540)

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund’s financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss)
Statement of Changes in Net Assets	N/A – removed	Net unrealized appreciation (depreciation) Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Communication Services Index ETF	$143,470,558	$141,252,090
Fidelity MSCI Consumer Discretionary Index ETF	112,965,013	113,277,147
Fidelity MSCI Consumer Staples Index ETF	66,962,317	65,646,637
Fidelity MSCI Energy Index ETF	18,222,906	17,133,195
Fidelity MSCI Financials Index ETF	35,442,844	41,346,849
Fidelity MSCI Health Care Index ETF	56,351,812	36,587,452
Fidelity MSCI Industrials Index ETF	10,371,001	8,508,887
Fidelity MSCI Information Technology Index ETF	321,137,315	314,055,113
Fidelity MSCI Materials Index ETF	34,331,060	34,049,189
Fidelity MSCI Real Estate Index ETF	46,228,096	39,684,499
Fidelity MSCI Utilities Index ETF	13,828,309	13,405,704

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Notes to Financial Statements – continued

3. Purchases and Sales of Investments – continued

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Communication Services Index ETF	$231,087,443	$88,765,918
Fidelity MSCI Consumer Discretionary Index ETF	415,015,148	407,674,394
Fidelity MSCI Consumer Staples Index ETF	305,997,598	182,192,439
Fidelity MSCI Energy Index ETF	80,474,412	127,835,881
Fidelity MSCI Financials Index ETF	48,013,642	359,133,375
Fidelity MSCI Health Care Index ETF	531,993,311	160,982,425
Fidelity MSCI Industrials Index ETF	32,462,514	105,679,086
Fidelity MSCI Information Technology Index ETF	461,717,657	610,038,813
Fidelity MSCI Materials Index ETF	9,607,094	78,671,402
Fidelity MSCI Real Estate Index ETF	365,228,126	181,690,024
Fidelity MSCI Utilities Index ETF	258,958,485	65,473,936

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (SelectCo) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

During January 2019 the Board approved to change the investment adviser from Fidelity SelectCo, LLC to FMR Co., Inc. effective February 1, 2019. There was no change to the management fee.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

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Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During PeriodB August 1, 2018 to January 31, 2019

Fidelity MSCI Communication Services Index ETF	0.08%

Actual		$1,000.00	$1,103.00	$0.42

HypotheticalC		$1,000.00	$1,024.80	$0.41

Fidelity MSCI Consumer Discretionary Index ETF	0.08%

Actual		$1,000.00	$980.50	$0.40

HypotheticalC		$1,000.00	$1,024.80	$0.41

Fidelity MSCI Consumer Staples Index ETF	0.08%

Actual		$1,000.00	$1,008.10	$0.40

HypotheticalC		$1,000.00	$1,024.80	$0.41

Fidelity MSCI Energy Index ETF	0.08%

Actual		$1,000.00	$822.80	$0.37

HypotheticalC		$1,000.00	$1,024.80	$0.41

Fidelity MSCI Financials Index ETF	0.08%

Actual		$1,000.00	$930.90	$0.39

HypotheticalC		$1,000.00	$1,024.80	$0.41

Fidelity MSCI Health Care Index ETF	0.08%

Actual		$1,000.00	$1,015.40	$0.41

HypotheticalC		$1,000.00	$1,024.80	$0.41

Fidelity MSCI Industrials Index ETF	0.08%

Actual		$1,000.00	$932.40	$0.39

HypotheticalC		$1,000.00	$1,024.80	$0.41

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Shareholder Expense Example – continued

	Annualized Expense RatioA	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During PeriodB August 1, 2018 to January 31, 2019

Fidelity MSCI Information Technology Index ETF	0.08%

Actual		$1,000.00	$951.00	$0.39

HypotheticalC		$1,000.00	$1,024.80	$0.41

Fidelity MSCI Materials Index ETF	0.08%

Actual		$1,000.00	$886.80	$0.38

HypotheticalC		$1,000.00	$1,024.80	$0.41

Fidelity MSCI Real Estate Index ETF	0.08%

Actual		$1,000.00	$1,044.00	$0.41

HypotheticalC		$1,000.00	$1,024.80	$0.41

Fidelity MSCI Utilities Index ETF	0.08%

Actual		$1,000.00	$1,052.60	$0.41

HypotheticalC		$1,000.00	$1,024.80	$0.41

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

Semiannual Report	94

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sector ETFs

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory and ETF services agreement for each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA). SelectCo and BFA are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the advisory arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of each fund’s advisory arrangements, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of each fund’s advisory arrangements. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the advisory arrangements. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and Sub-Advisory Agreement (together, the Advisory Contracts) for each fund to reflect the fact that, effective February 1, 2019, FMR Co., Inc. (FMRC), also an affiliate of FMR, would assume the duties and rights of SelectCo under the fund’s then current management contract. The Board noted that, with the exception of the date, term, entity name, and non-operating expense language clarification described below, the terms of each fund’s Advisory Contracts, including the fees payable thereunder, would not change as a result of the approval of the Advisory Contracts. The Board considered that FMRC would render the same services to the funds under the amended and restated management contracts that SelectCo rendered to the funds under the then current management contracts and that the Sub-Advisory Agreements were simply being updated to reflect the change in investment adviser. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the funds’ assets; or (ii) the day-to-day management of the funds or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with SelectCo as investment adviser for the funds was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to approve the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to approve the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and BFA, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of BFA. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.

The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and BFA’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and BFA’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that

95	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity’s and BFA’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and BFA’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates or agents under the Advisory Contracts and by SelectCo’s affiliates under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with certain of the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one- and three-year periods ended June 30, 2018, as shown below.

Semiannual Report	96

Fidelity MSCI Communication Services Index ETF

Fidelity MSCI Consumer Discretionary Index ETF

97	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF`

Semiannual Report	98

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

99	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Semiannual Report	100

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

101	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Utilities Index ETF

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity ETFs are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.”The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.

The Board considered that effective July 1, 2016, each fund’s management fee rate was reduced from 0.12% to 0.084%.

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Fidelity MSCI Communication Services Index ETF

Fidelity MSCI Consumer Discretionary Index ETF

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Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Semiannual Report	104

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

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Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

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Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

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Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Utilities Index ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by the investment adviser under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses.

The Board noted that the amended and restated management contract for each fund contained amendments clarifying that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program. The Board considered that the amendments would not change the services provided to the funds or the party responsible for making such payments under the current management contracts.

The Board noted that each fund’s total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and BFA, such as other funds advised or subadvised by Fidelity or BFA, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

Semiannual Report	108

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s and BFA’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and BFA’s affiliates may benefit from the funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity’s long-term strategies for certain funds; (ii) Fidelity’s fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be approved.

109	Semiannual Report

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110

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111

EXT-SANN-0319 1.9584798.105	875418.1.0	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Fidelity® Dividend ETF for Rising Rates

Fidelity High Dividend ETF

Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

Fidelity Quality Factor ETF

Fidelity Value Factor ETF

Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2019 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3	Semiannual Report

Fidelity® Dividend ETF for Rising Rates

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Dividend ETF For Rising Rates, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Dividend ETF for Rising Rates – NAVA	-1.30%	11.28%
Fidelity Dividend ETF for Rising Rates – Market PriceB	-1.55%	11.46%
Fidelity Dividend Index For Rising RatesA	-1.00%	11.69%
Russell 1000 IndexA	-4.78%	12.02%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Dividend ETF For Rising Rates and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Dividend ETF for Rising Rates – NAVA	-3.23%	8.73%
Fidelity Dividend ETF for Rising Rates – Market PriceB	-3.59%	8.82%
Fidelity Dividend Index For Rising RatesA	-2.96%	9.11%
Russell 1000 IndexA	-2.17%	8.63%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Semiannual Report	4

Fidelity® Dividend ETF for Rising Rates

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Apple, Inc.	4.5
Microsoft Corp.	4.4
Johnson & Johnson	2.5
Pfizer, Inc.	2.3
Merck & Co., Inc.	2.2
Cisco Systems, Inc.	2.2
JPMorgan Chase & Co.	2.1
Intel Corp.	2.0
The Boeing Co.	1.8
Bank of America Corp.	1.8

25.8

Top Market Sectors as of January 31, 2019

% of fund’s net assets
Information Technology	25.4
Financials	15.0
Health Care	14.2
Industrials	10.6
Consumer Discretionary	8.8
Consumer Staples	6.4
Communication Services	5.4
Energy	5.3
Real Estate	3.6
Materials	2.5

Asset Allocation as of January 31, 2019

*	Foreign investments – 8.0%

5	Semiannual Report

Fidelity® High Dividend ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity High Dividend ETF – NAVA	2.54%	10.32%
Fidelity High Dividend ETF – Market PriceB	2.33%	10.70%
Fidelity High Dividend IndexA	2.86%	10.70%
Russell 1000 IndexA	-4.78%	12.02%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® High Dividend ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity High Dividend ETF – NAVA	-0.93%	7.33%
Fidelity High Dividend ETF – Market PriceB	-1.25%	7.57%
Fidelity High Dividend IndexA	-0.64%	7.68%
Russell 1000 IndexA	-2.17%	8.63%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Semiannual Report	6

Fidelity® High Dividend ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Verizon Communications, Inc.	3.6
Apple, Inc.	3.2
Microsoft Corp.	3.2
AT&T, Inc.	2.8
Exxon Mobil Corp.	2.7
JPMorgan Chase & Co.	2.7
Chevron Corp.	2.5
Bank of America Corp.	2.4
CenturyLink, Inc.	2.3
Wells Fargo & Co.	1.9

27.3

Top Market Sectors as of January 31, 2019

% of fund’s net assets
Financials	22.5
Information Technology	18.5
Energy	12.2
Real Estate	12.0
Communication Services	10.4
Utilities	8.6
Health Care	7.0
Consumer Discretionary	4.1
Industrials	3.7
Consumer Staples	0.6

Asset Allocation as of January 31, 2019

*	Foreign investments – 3.2%

7	Semiannual Report

Fidelity® Low Volatility Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Low Volatility Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Low Volatility Factor ETF – NAVA	2.36%	12.38%
Fidelity Low Volatility Factor ETF – Market PriceB	2.57%	12.90%
Fidelity U.S. Low Volatility Factor IndexA	2.39%	12.62%
Russell 1000 IndexA	-4.78%	12.02%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Low Volatility Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Low Volatility Factor ETF – NAVA	0.54%	9.76%
Fidelity Low Volatility Factor ETF – Market PriceB	-0.26%	9.98%
Fidelity U.S. Low Volatility Factor IndexA	0.57%	9.99%
Russell 1000 IndexA	-2.17%	8.63%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Semiannual Report	8

Fidelity® Low Volatility Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Apple, Inc.	3.8
Alphabet, Inc. Class A	3.3
Facebook, Inc. Class A	2.3
Johnson & Johnson	2.3
Berkshire Hathaway, Inc. Class B	2.2
UnitedHealth Group, Inc.	1.9
Pfizer, Inc.	1.9
Visa, Inc. Class A	1.7
Intel Corp.	1.6
Mastercard, Inc. Class A	1.6

22.6

Top Market Sectors as of January 31, 2019

% of fund’s net assets
Information Technology	19.3
Financials	14.5
Health Care	14.2
Consumer Discretionary	11.2
Communication Services	9.8
Industrials	9.0
Consumer Staples	6.9
Energy	5.2
Real Estate	3.8
Utilities	3.1

Asset Allocation as of January 31, 2019

*	Foreign investments – 4.0%

9	Semiannual Report

Fidelity® Momentum Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Momentum Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Momentum Factor ETF – NAVA	-2.02%	11.85%
Fidelity Momentum Factor ETF – Market PriceB	-1.89%	12.26%
Fidelity U.S. Momentum Factor IndexA	-1.74%	12.22%
Russell 1000 IndexA	-4.78%	12.02%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Momentum Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Momentum Factor ETF – NAVA	-3.72%	8.45%
Fidelity Momentum Factor ETF – Market PriceB	-4.13%	8.69%
Fidelity U.S. Momentum Factor IndexA	-3.45%	8.80%
Russell 1000 IndexA	-2.17%	8.63%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Semiannual Report	10

Fidelity® Momentum Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Microsoft Corp.	3.7
Apple, Inc.	3.4
Amazon.com, Inc.	3.2
Alphabet, Inc. Class A	3.2
Berkshire Hathaway, Inc. Class B	2.2
UnitedHealth Group, Inc.	2.1
JPMorgan Chase & Co.	2.0
Pfizer, Inc.	1.9
Merck & Co., Inc.	1.8
Bank of America Corp.	1.7

25.2

Top Market Sectors as of January 31, 2019

% of fund’s net assets
Information Technology	20.5
Health Care	14.5
Financials	13.9
Consumer Discretionary	10.3
Industrials	10.0
Communication Services	9.8
Consumer Staples	6.6
Energy	5.0
Real Estate	3.5
Utilities	3.3

Asset Allocation as of January 31, 2019

*	Foreign investments – 1.9%

11	Semiannual Report

Fidelity® Quality Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Quality Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Quality Factor ETF – NAVA	-1.59%	12.37%
Fidelity Quality Factor ETF – Market PriceB	-1.45%	12.59%
Fidelity U.S. Quality Factor IndexA	-1.35%	12.71%
Russell 1000 IndexA	-4.78%	12.02%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Quality Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Quality Factor ETF – NAVA	-3.73%	9.38%
Fidelity Quality Factor ETF – Market PriceB	-4.38%	9.32%
Fidelity U.S. Quality Factor IndexA	-3.49%	9.71%
Russell 1000 IndexA	-2.17%	8.63%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Semiannual Report	12

Fidelity® Quality Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Microsoft Corp.	3.7
Apple, Inc.	3.7
Alphabet, Inc. Class A	3.2
Johnson & Johnson	2.2
Facebook, Inc. Class A	2.1
Pfizer, Inc.	1.9
Visa, Inc. Class A	1.5
Exxon Mobil Corp.	1.5
The Home Depot, Inc.	1.5
Eli Lilly & Co.	1.5

22.8

Top Market Sectors as of January 31, 2019

% of fund’s net assets
Information Technology	19.5
Health Care	14.3
Financials	13.5
Communication Services	10.5
Industrials	10.5
Consumer Discretionary	10.0
Consumer Staples	6.7
Energy	5.1
Real Estate	3.7
Utilities	3.3

Asset Allocation as of January 31, 2019

*	Foreign investments – 2.3%

13	Semiannual Report

Fidelity® Value Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Value Factor ETF – NAVA	-3.89%	12.78%
Fidelity Value Factor ETF – Market PriceB	-3.92%	13.02%
Fidelity U.S. Value Factor IndexA	-3.61%	13.14%
Russell 1000 IndexA	-4.78%	12.02%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Value Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2018

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Value Factor ETF – NAVA	-7.08%	9.29%
Fidelity Value Factor ETF – Market PriceB	-7.86%	9.27%
Fidelity U.S. Value Factor IndexA	-6.83%	9.63%
Russell 1000 IndexA	-2.17%	8.63%

This information shows the returns of the fund and its index for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Semiannual Report	14

Fidelity® Value Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund’s net assets
Microsoft Corp.	3.8
Apple, Inc.	3.7
Alphabet, Inc. Class A	3.2
Johnson & Johnson	2.4
Facebook, Inc. Class A	2.2
Berkshire Hathaway, Inc. Class B	2.1
Pfizer, Inc.	2.0
JPMorgan Chase & Co.	1.8
Comcast Corp. Class A	1.6
The Boeing Co.	1.6

24.4

Top Market Sectors as of January 31, 2019

% of fund’s net assets
Information Technology	19.0
Financials	14.2
Health Care	13.7
Communication Services	11.4
Industrials	10.5
Consumer Discretionary	9.8
Consumer Staples	6.9
Energy	5.4
Real Estate	3.6
Utilities	2.8

Asset Allocation as of January 31, 2019

*	Foreign investments – 2.3%

15	Semiannual Report

Fidelity Dividend ETF for Rising Rates

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 5.4%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	89,768	$2,698,426
CenturyLink, Inc.	21,290	326,163
Verizon Communications, Inc.	59,854	3,295,561

		6,320,150

Entertainment – 2.2%
The Walt Disney Co.	38,803	4,327,311
Twenty-First Century Fox, Inc. Class A	73,100	3,604,561

		7,931,872

Media – 1.5%
Comcast Corp. Class A	111,985	4,095,291
ITV PLC	788,459	1,337,146

		5,432,437

TOTAL COMMUNICATION SERVICES		19,684,459

CONSUMER DISCRETIONARY – 8.8%
Automobiles – 1.2%
Ford Motor Co.	231,845	2,040,236
General Motors Co.	63,483	2,477,107

		4,517,343

Hotels, Restaurants & Leisure – 2.6%
Cracker Barrel Old Country Store, Inc. (a)	11,347	1,898,126
Las Vegas Sands Corp.	29,879	1,743,738
McDonald’s Corp.	22,492	4,021,120
Six Flags Entertainment Corp.	29,549	1,819,923

		9,482,907

Household Durables – 0.6%
Garmin Ltd.	32,476	2,246,690

Multiline Retail – 1.9%
Kohl’s Corp.	32,055	2,201,858
Macy’s, Inc.	79,648	2,094,742
Target Corp.	33,415	2,439,295

		6,735,895

Specialty Retail – 2.5%
L Brands, Inc.	42,601	1,186,012
Lowe’s Companies, Inc.	30,295	2,913,167
The Home Depot, Inc.	26,140	4,797,474

		8,896,653

TOTAL CONSUMER DISCRETIONARY		31,879,488

CONSUMER STAPLES – 6.4%
Beverages – 1.3%
The Coca-Cola Co.	93,796	4,514,401

Food & Staples Retailing – 0.9%
Costco Wholesale Corp.	15,883	3,408,968

Food Products – 1.1%
Mowi ASA	105,889	2,330,225

	Shares	Value
The Kraft Heinz Co.	32,452	$1,559,643

		3,889,868

Household Products – 1.5%
The Procter & Gamble Co.	57,844	5,580,211

Tobacco – 1.6%
Altria Group, Inc.	53,756	2,652,859
Philip Morris International, Inc.	39,757	3,050,157

		5,703,016

TOTAL CONSUMER STAPLES		23,096,464

ENERGY – 5.3%
Oil, Gas & Consumable Fuels – 5.3%
Chevron Corp.	41,956	4,810,255
Exxon Mobil Corp.	81,114	5,944,034
Occidental Petroleum Corp.	35,856	2,394,464
Targa Resources Corp.	42,166	1,813,560
The Williams Cos., Inc.	72,087	1,941,303
Valero Energy Corp.	26,282	2,308,085

TOTAL ENERGY		19,211,701

FINANCIALS – 15.0%
Banks – 6.8%
Bank of America Corp.	230,584	6,564,727
Citigroup, Inc.	75,759	4,883,425
JPMorgan Chase & Co.	75,023	7,764,881
Wells Fargo & Co.	109,017	5,332,021

		24,545,054

Capital Markets – 1.8%
CME Group, Inc.	23,987	4,372,350
Federated Investors, Inc. Class B	86,491	2,260,010

		6,632,360

Insurance – 1.0%
MetLife, Inc.	77,844	3,555,135

Mortgage Real Estate Investment Trust (REITs) – 5.4%
AGNC Investment Corp.	167,717	3,003,811
Annaly Capital Management, Inc.	306,643	3,201,353
Blackstone Mortgage Trust, Inc. Class A	99,836	3,443,344
Chimera Investment Corp.	180,779	3,440,224
New Residential Investment Corp.	179,819	3,053,327
Starwood Property Trust, Inc.	153,258	3,383,937

		19,525,996

TOTAL FINANCIALS		54,258,545

HEALTH CARE – 14.2%
Biotechnology – 4.3%
AbbVie, Inc.	58,369	4,686,447
Amgen, Inc.	32,752	6,128,227
Gilead Sciences, Inc.	68,335	4,784,133

		15,598,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – 0.7%
CVS Health Corp.	38,236	$2,506,370

Pharmaceuticals – 9.2%
Bristol-Myers Squibb Co.	89,589	4,423,009
Johnson & Johnson	67,647	9,002,463
Merck & Co., Inc.	108,289	8,059,950
Orion Oyj Class B	103,491	3,651,991
Pfizer, Inc.	197,345	8,377,295

		33,514,708

TOTAL HEALTH CARE		51,619,885

INDUSTRIALS – 10.6%
Aerospace & Defense – 4.0%
Singapore Technologies Engineering Ltd.	1,302,100	3,598,137
The Boeing Co.	17,280	6,663,514
United Technologies Corp.	34,642	4,090,181

		14,351,832

Air Freight & Logistics – 1.1%
United Parcel Service, Inc. Class B	37,746	3,978,428

Airlines – 0.9%
Delta Air Lines, Inc.	68,498	3,385,856

Electrical Equipment – 2.8%
Eaton Corp. PLC	44,406	3,385,957
Emerson Electric Co.	55,263	3,618,069
Siemens Gamesa Renewable Energy S.A. (b)	216,978	3,074,609

		10,078,635

Industrial Conglomerates – 1.8%
Jardine Matheson Holdings Ltd.	52,319	3,495,956
Jardine Strategic Holdings Ltd.	83,180	3,184,130

		6,680,086

TOTAL INDUSTRIALS		38,474,837

INFORMATION TECHNOLOGY – 25.4%
Communications Equipment – 2.2%
Cisco Systems, Inc.	168,651	7,975,506

Electronic Equipment, Instruments & Components – 1.3%
Corning, Inc.	142,533	4,740,647

IT Services – 3.7%
International Business Machines Corp.	37,559	5,048,681
Paychex, Inc.	65,968	4,670,534
The Western Union Co.	205,599	3,752,182

		13,471,397

Semiconductors & Semiconductor Equipment – 3.7%
Broadcom, Inc.	23,013	6,173,237
Intel Corp.	152,508	7,186,177

		13,359,414

	Shares	Value
Software – 6.8%
Micro Focus International PLC	135,999	$2,588,239
Microsoft Corp.	152,400	15,915,132
Oracle Corp.	122,931	6,174,824

		24,678,195

Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	96,882	16,125,040
HP, Inc.	200,934	4,426,576
Seagate Technology PLC	79,752	3,531,419
Xerox Corp.	128,825	3,634,153

		27,717,188

TOTAL INFORMATION TECHNOLOGY		91,942,347

MATERIALS – 2.5%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	7,677	1,262,022
DowDuPont, Inc.	43,450	2,338,044
Linde PLC	8,859	1,444,106
LyondellBasell Industries N.V. Class A	11,077	963,367

		6,007,539

Containers & Packaging – 0.2%
International Paper Co.	18,386	872,048

Metals & Mining – 0.6%
Fortescue Metals Group Ltd.	193,515	794,763
Fresnillo PLC	39,767	524,192
Nucor Corp.	16,056	983,269

		2,302,224

TOTAL MATERIALS		9,181,811

REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 3.4%
Equity Residential	16,596	1,204,206
Gaming and Leisure Properties, Inc.	21,861	819,788
HCP, Inc.	35,819	1,129,731
Hospitality Properties Trust	26,600	709,156
Kimco Realty Corp.	50,774	863,666
Omega Healthcare Investors, Inc.	28,999	1,165,470
Public Storage	5,718	1,215,189
Senior Housing Properties Trust	43,823	603,443
Simon Property Group, Inc.	8,678	1,580,437
Spirit Realty Capital, Inc.	18,492	734,502
Ventas, Inc.	17,666	1,139,280
Welltower, Inc.	17,073	1,322,987

		12,487,855

Real Estate Management & Development – 0.2%
Hongkong Land Holdings Ltd.	95,300	683,301

TOTAL REAL ESTATE		13,171,156

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Dividend ETF for Rising Rates

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
UTILITIES – 2.5%
Electric Utilities – 2.1%
Duke Energy Corp.	20,215	$1,774,473
Edison International	17,560	1,000,393
NextEra Energy, Inc.	11,682	2,090,844
PPL Corp.	35,155	1,101,055
The Southern Co.	32,001	1,555,248

		7,522,013

Multi-Utilities – 0.4%
Dominion Energy, Inc.	19,495	1,369,329

TOTAL UTILITIES		8,891,342

TOTAL COMMON STOCKS (Cost $360,795,932)		361,412,035

Money Market Funds – 0.7%

Fidelity Cash Central Fund, 2.43% (c)	643,190	643,319
Fidelity Securities Lending Cash Central Fund, 2.43% (c)(d)	1,881,262	1,881,450

TOTAL MONEY MARKET FUNDS (Cost $2,524,769)		2,524,769

TOTAL INVESTMENT PORTFOLIO – 100.4% (Cost $363,320,701)		363,936,804

NET OTHER ASSETS (LIABILITIES) – (0.4%)		(1,305,891)

NET ASSETS – 100.0%		$362,630,913

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$5,204

Fidelity Securities Lending Cash Central Fund	25,661

Total	$30,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Fidelity High Dividend ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%

	Shares	Value
COMMUNICATION SERVICES – 10.4%
Diversified Telecommunication Services – 8.6%
AT&T, Inc.	245,810	$7,389,049
CenturyLink, Inc.	405,706	6,215,416
Verizon Communications, Inc.	173,754	9,566,895

		23,171,360

Entertainment – 1.1%
The Walt Disney Co.	13,792	1,538,084
Twenty-First Century Fox, Inc. Class A	26,011	1,282,602

		2,820,686

Media – 0.7%
Comcast Corp. Class A	39,364	1,439,541
ITV PLC	282,948	479,851

		1,919,392

TOTAL COMMUNICATION SERVICES		27,911,438

CONSUMER DISCRETIONARY – 4.1%
Automobiles – 0.6%
Ford Motor Co.	83,084	731,139
General Motors Co.	22,580	881,072

		1,612,211

Hotels, Restaurants & Leisure – 1.3%
Cracker Barrel Old Country Store, Inc. (a)	4,063	679,658
Las Vegas Sands Corp.	10,694	624,102
McDonald’s Corp.	7,976	1,425,949
Six Flags Entertainment Corp.	10,630	654,702

		3,384,411

Household Durables – 0.5%
Garmin Ltd.	11,594	802,073
Newell Brands, Inc.	27,910	591,971

		1,394,044

Multiline Retail – 0.9%
Kohl’s Corp.	11,489	789,180
Macy’s, Inc.	28,508	749,760
Target Corp.	11,911	869,503

		2,408,443

Specialty Retail – 0.8%
L Brands, Inc.	15,269	425,089
The Home Depot, Inc.	9,246	1,696,918

		2,122,007

TOTAL CONSUMER DISCRETIONARY		10,921,116

CONSUMER STAPLES – 0.6%
Beverages – 0.2%
PepsiCo, Inc.	2,020	227,593
The Coca-Cola Co.	5,377	258,795

		486,388

Food & Staples Retailing – 0.1%
Costco Wholesale Corp.	916	196,601

	Shares	Value
Food Products – 0.1%
Mowi ASA	5,714	$125,744
The Kraft Heinz Co.	1,777	85,403

		211,147

Household Products – 0.1%
The Procter & Gamble Co.	3,294	317,772

Tobacco – 0.1%
Altria Group, Inc.	3,009	148,494
Philip Morris International, Inc.	2,230	171,086

		319,580

TOTAL CONSUMER STAPLES		1,531,488

ENERGY – 12.2%
Oil, Gas & Consumable Fuels – 12.2%
Chevron Corp.	59,189	6,786,019
Exxon Mobil Corp.	99,844	7,316,568
Occidental Petroleum Corp.	72,797	4,861,384
Targa Resources Corp.	103,004	4,430,202
The Williams Cos., Inc.	164,191	4,421,664
Valero Energy Corp.	56,627	4,972,983

TOTAL ENERGY		32,788,820

FINANCIALS – 22.5%
Banks – 8.8%
Bank of America Corp.	221,602	6,309,009
Citigroup, Inc.	76,942	4,959,681
JPMorgan Chase & Co.	69,755	7,219,642
Wells Fargo & Co.	105,938	5,181,428

		23,669,760

Capital Markets – 3.0%
CME Group, Inc.	28,041	5,111,314
Federated Investors, Inc. Class B	109,618	2,864,318

		7,975,632

Insurance – 1.5%
MetLife, Inc.	91,528	4,180,084

Mortgage Real Estate Investment Trust (REITs) – 9.2%
AGNC Investment Corp.	210,610	3,772,025
Annaly Capital Management, Inc.	382,144	3,989,583
Blackstone Mortgage Trust, Inc. Class A (a)	126,536	4,364,227
Chimera Investment Corp.	229,868	4,374,388
New Residential Investment Corp.	227,165	3,857,262
Starwood Property Trust, Inc.	193,186	4,265,547

		24,623,032

TOTAL FINANCIALS		60,448,508

HEALTH CARE – 7.0%
Biotechnology – 2.2%
AbbVie, Inc.	22,449	1,802,430
Amgen, Inc.	12,607	2,358,896

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity High Dividend ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Gilead Sciences, Inc.	26,473	$1,853,375

		6,014,701

Pharmaceuticals – 4.8%
AstraZeneca PLC	23,507	1,705,613
Johnson & Johnson	25,811	3,434,928
Merck & Co., Inc.	41,670	3,101,498
Orion Oyj Class B	40,542	1,430,646
Pfizer, Inc.	75,713	3,214,017

		12,886,702

TOTAL HEALTH CARE		18,901,403

INDUSTRIALS – 3.7%
Aerospace & Defense – 0.7%
The Boeing Co.	4,675	1,802,773

Air Freight & Logistics – 0.4%
United Parcel Service, Inc. Class B	10,125	1,067,175

Airlines – 0.3%
Delta Air Lines, Inc.	18,366	907,831

Electrical Equipment – 1.0%
Eaton Corp. PLC	11,848	903,410
Emerson Electric Co.	14,837	971,379
Siemens Gamesa Renewable Energy S.A. (b)	58,200	824,702

		2,699,491

Industrial Conglomerates – 1.1%
3M Co.	5,917	1,185,175
Jardine Matheson Holdings Ltd.	14,044	938,420
Jardine Strategic Holdings Ltd.	22,212	850,276

		2,973,871

Professional Services – 0.2%
Nielsen Holdings PLC	24,671	633,551

TOTAL INDUSTRIALS		10,084,692

INFORMATION TECHNOLOGY – 18.5%
Communications Equipment – 1.6%
Cisco Systems, Inc.	91,100	4,308,119

Electronic Equipment, Instruments & Components – 0.9%
Corning, Inc.	77,097	2,564,246

IT Services – 2.7%
International Business Machines Corp.	20,276	2,725,500
Paychex, Inc.	35,726	2,529,401
The Western Union Co.	111,534	2,035,495

		7,290,396

Semiconductors & Semiconductor Equipment – 2.7%
Broadcom, Inc.	12,451	3,339,981
Intel Corp.	82,572	3,890,792

		7,230,773

	Shares	Value
Software – 5.0%
Micro Focus International PLC	73,687	$1,402,360
Microsoft Corp.	82,429	8,608,061
Oracle Corp.	66,366	3,333,564

		13,343,985

Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	52,394	8,720,458
HP, Inc.	108,695	2,394,551
Seagate Technology PLC	43,233	1,914,357
Xerox Corp.	69,844	1,970,299

		14,999,665

TOTAL INFORMATION TECHNOLOGY		49,737,184

REAL ESTATE – 12.0%
Equity Real Estate Investment Trusts (REITs) – 12.0%
Equity Residential	37,199	2,699,160
Gaming and Leisure Properties, Inc.	57,244	2,146,650
HCP, Inc.	90,145	2,843,173
Hospitality Properties Trust	73,742	1,965,962
Kimco Realty Corp.	135,232	2,300,296
Omega Healthcare Investors, Inc. (a)	78,566	3,157,568
Public Storage	12,069	2,564,904
Senior Housing Properties Trust	121,382	1,671,430
Simon Property Group, Inc.	15,853	2,887,148
Spirit Realty Capital, Inc.	51,003	2,025,839
Ventas, Inc.	40,664	2,622,421
Welltower, Inc.	38,452	2,979,646
WP Carey, Inc.	32,699	2,448,828

TOTAL REAL ESTATE		32,313,025

UTILITIES – 8.6%
Electric Utilities – 7.3%
Duke Energy Corp.	49,305	4,327,993
Edison International	55,577	3,166,222
NextEra Energy, Inc.	25,503	4,564,527
PPL Corp.	110,095	3,448,175
The Southern Co.	83,153	4,041,236

		19,548,153

Multi-Utilities – 1.3%
Dominion Energy, Inc.	49,244	3,458,898

TOTAL UTILITIES		23,007,051

TOTAL COMMON STOCKS (Cost $266,465,609)		267,644,725

Money Market Funds – 1.6%

Fidelity Cash Central Fund, 2.43% (c)	478,615	478,711

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Money Market Funds – continued

	Shares	Value
Fidelity Securities Lending Cash Central Fund, 2.43% (c)(d)	3,816,314	$3,816,696

TOTAL MONEY MARKET FUNDS (Cost $4,295,408)		4,295,407

TOTAL INVESTMENT PORTFOLIO – 101.2% (Cost $270,761,017)		271,940,132

NET OTHER ASSETS (LIABILITIES) – (1.2%)		(3,248,086)

NET ASSETS – 100.0%		$268,692,046

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$3,967

Fidelity Securities Lending Cash Central Fund	5,911

Total	$9,878

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity Low Volatility Factor ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 9.8%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	36,541	$1,098,423
Verizon Communications, Inc.	20,940	1,152,956

		2,251,379

Entertainment – 1.4%
The Walt Disney Co.	14,876	1,658,971

Interactive Media & Services – 5.6%
Alphabet, Inc. Class A (a)	3,547	3,993,532
Facebook, Inc. Class A (a)	16,680	2,780,389

		6,773,921

Media – 0.9%
Cable One, Inc.	1,296	1,146,105

TOTAL COMMUNICATION SERVICES		11,830,376

CONSUMER DISCRETIONARY – 11.2%
Auto Components – 0.0%
Garrett Motion, Inc. (a)	789	12,600

Diversified Consumer Services – 0.8%
Bright Horizons Family Solutions, Inc. (a)	8,651	1,001,699

Hotels, Restaurants & Leisure – 4.9%
Darden Restaurants, Inc.	8,933	937,340
Domino’s Pizza, Inc.	3,480	987,380
McDonald’s Corp.	9,437	1,687,147
Starbucks Corp.	23,912	1,629,364
Vail Resorts, Inc.	3,403	640,649

		5,881,880

Multiline Retail – 0.8%
Target Corp.	13,676	998,348

Specialty Retail – 3.5%
AutoZone, Inc. (a)	1,384	1,172,718
The Home Depot, Inc.	9,924	1,821,352
The TJX Companies, Inc.	24,352	1,211,025

		4,205,095

Textiles, Apparel & Luxury Goods – 1.2%
NIKE, Inc. Class B	17,405	1,425,122

TOTAL CONSUMER DISCRETIONARY		13,524,744

CONSUMER STAPLES – 6.9%
Beverages – 1.5%
Constellation Brands, Inc. Class A	3,381	587,145
PepsiCo, Inc.	11,202	1,262,129

		1,849,274

Food & Staples Retailing – 1.6%
Sysco Corp.	10,143	647,631
Walmart, Inc.	12,734	1,220,299

		1,867,930

Food Products – 1.1%
Hormel Foods Corp. (b)	16,059	679,617

	Shares	Value
The Hershey Co.	6,212	$659,093

		1,338,710

Household Products – 2.7%
Colgate-Palmolive Co.	12,028	777,971
The Clorox Co.	4,405	653,614
The Procter & Gamble Co.	18,084	1,744,563

		3,176,148

TOTAL CONSUMER STAPLES		8,232,062

ENERGY – 5.2%
Energy Equipment & Services – 0.6%
Baker Hughes a GE Co.	10,917	257,314
Schlumberger Ltd.	10,964	484,718

		742,032

Oil, Gas & Consumable Fuels – 4.6%
Cabot Oil & Gas Corp.	15,330	382,484
Chevron Corp.	11,231	1,287,634
Exxon Mobil Corp.	23,161	1,697,238
Kinder Morgan, Inc.	25,982	470,274
Occidental Petroleum Corp.	7,216	481,884
ONEOK, Inc.	6,337	406,899
Phillips 66	4,426	422,285
Valero Energy Corp.	4,643	407,748

		5,556,446

TOTAL ENERGY		6,298,478

FINANCIALS – 14.5%
Banks – 3.9%
Commerce Bancshares, Inc.	13,325	796,835
The PNC Financial Services Group, Inc.	7,953	975,594
US Bancorp	23,280	1,191,005
Wells Fargo & Co.	34,491	1,686,955

		4,650,389

Capital Markets – 1.9%
CME Group, Inc.	6,801	1,239,686
Intercontinental Exchange, Inc.	14,205	1,090,376

		2,330,062

Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B (a)	13,055	2,683,325

Insurance – 5.0%
Aflac, Inc.	21,831	1,041,339
Athene Holding Ltd. Class A (a)	19,000	815,100
Chubb Ltd.	8,269	1,100,190
Everest Re Group Ltd.	4,027	882,114
Marsh & McLennan Cos., Inc.	12,488	1,101,317
The Progressive Corp.	16,319	1,098,106

		6,038,166

Mortgage Real Estate Investment Trust (REITs) – 1.5%
Blackstone Mortgage Trust, Inc. Class A (b)	25,915	893,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trust (REITs) – continued
Starwood Property Trust, Inc.	38,193	$843,302

		1,737,110

TOTAL FINANCIALS		17,439,052

HEALTH CARE – 14.2%
Health Care Equipment & Supplies – 2.4%
Danaher Corp.	13,255	1,470,245
Stryker Corp.	7,844	1,392,859

		2,863,104

Health Care Providers & Services – 6.2%
Anthem, Inc.	5,290	1,602,870
Cigna Corp.	6,728	1,344,322
HCA Healthcare, Inc.	9,752	1,359,721
MEDNAX, Inc. (a)	23,897	862,920
UnitedHealth Group, Inc.	8,519	2,301,834

		7,471,667

Pharmaceuticals – 5.6%
Eli Lilly & Co.	15,030	1,801,496
Johnson & Johnson	20,340	2,706,847
Pfizer, Inc.	53,444	2,268,698

		6,777,041

TOTAL HEALTH CARE		17,111,812

INDUSTRIALS – 9.0%
Aerospace & Defense – 3.8%
General Dynamics Corp.	4,956	848,318
Lockheed Martin Corp.	3,363	974,227
Northrop Grumman Corp.	3,203	882,587
Raytheon Co.	4,956	816,551
United Technologies Corp.	8,742	1,032,168

		4,553,851

Air Freight & Logistics – 0.6%
CH Robinson Worldwide, Inc.	8,153	707,436

Building Products – 0.0%
Resideo Technologies, Inc. (a)	1,321	28,970

Commercial Services & Supplies – 1.3%
Republic Services, Inc.	10,841	831,613
Rollins, Inc.	19,775	736,421

		1,568,034

Industrial Conglomerates – 2.0%
3M Co.	6,205	1,242,861
Honeywell International, Inc.	8,101	1,163,547

		2,406,408

Machinery – 0.6%
Fortive Corp.	10,283	771,122

	Shares	Value
Professional Services – 0.7%
Verisk Analytics, Inc. (a)	6,979	$819,404

TOTAL INDUSTRIALS		10,855,225

INFORMATION TECHNOLOGY – 19.3%
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. Class A	12,163	1,069,371

IT Services – 11.2%
Accenture PLC Class A	9,251	1,420,491
Amdocs Ltd.	16,439	918,611
Automatic Data Processing, Inc.	9,607	1,343,443
Broadridge Financial Solutions, Inc.	9,364	944,172
Fiserv, Inc. (a)	15,307	1,269,410
Genpact Ltd.	33,414	996,740
International Business Machines Corp.	10,968	1,474,319
Mastercard, Inc. Class A	9,177	1,937,540
Paychex, Inc.	16,024	1,134,499
Visa, Inc. Class A	15,415	2,081,179

		13,520,404

Semiconductors & Semiconductor Equipment – 1.7%
Intel Corp.	41,701	1,964,951

Software – 0.9%
Check Point Software Technologies Ltd. (a)	9,473	1,060,218

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	27,313	4,545,976
Dell Technologies, Inc. Class C (a)	21,213	1,030,739

		5,576,715

TOTAL INFORMATION TECHNOLOGY		23,191,659

MATERIALS – 2.8%
Chemicals – 2.4%
Air Products & Chemicals, Inc.	2,112	347,192
DowDuPont, Inc.	13,277	714,435
Ecolab, Inc.	2,404	380,241
International Flavors & Fragrances, Inc.	1,696	240,459
Linde PLC	2,400	391,224
LyondellBasell Industries N.V. Class A	3,103	269,868
NewMarket Corp.	488	195,732
The Sherwin-Williams Co.	785	330,893

		2,870,044

Containers & Packaging – 0.4%
Aptargroup, Inc.	2,001	198,339
Ball Corp.	5,980	312,634

		510,973

TOTAL MATERIALS		3,381,017

REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 3.8%
American Campus Communities, Inc.	4,589	211,186

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity Low Volatility Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
American Tower Corp.	3,101	$535,977
AvalonBay Communities, Inc.	1,575	303,849
Boston Properties, Inc.	1,960	258,465
Crown Castle International Corp.	3,338	390,746
Digital Realty Trust, Inc.	2,273	246,257
Equity Lifestyle Properties, Inc.	2,186	231,454
Essex Property Trust, Inc.	1,007	273,098
Federal Realty Investment Trust	1,619	214,631
Invitation Homes, Inc.	8,283	186,285
Public Storage	1,448	307,729
Realty Income Corp.	4,143	284,583
Simon Property Group, Inc.	2,332	424,704
UDR, Inc.	5,411	236,731
Ventas, Inc.	4,480	288,915
WP Carey, Inc.	2,954	221,225

TOTAL REAL ESTATE		4,615,835

UTILITIES – 3.1%
Electric Utilities – 1.6%
Duke Energy Corp.	6,018	528,260
NextEra Energy, Inc.	3,482	623,208
The Southern Co.	9,304	452,175
Xcel Energy, Inc.	7,216	377,830

		1,981,473

Multi-Utilities – 1.5%
CMS Energy Corp.	6,031	314,456
Consolidated Edison, Inc.	4,312	334,827
Dominion Energy, Inc.	6,167	433,170
DTE Energy Co.	2,966	349,246

	Shares	Value
WEC Energy Group, Inc.	4,894	$357,409

		1,789,108

TOTAL UTILITIES		3,770,581

TOTAL COMMON STOCKS (Cost $117,384,631)		120,250,841

Money Market Funds – 1.1%

Fidelity Cash Central Fund, 2.43% (c)	144,453	144,482
Fidelity Securities Lending Cash Central Fund, 2.43% (c)(d)	1,247,625	1,247,750

TOTAL MONEY MARKET FUNDS (Cost $1,392,232)		1,392,232

TOTAL INVESTMENT PORTFOLIO – 100.9% (Cost $118,776,863)		121,643,073

NET OTHER ASSETS (LIABILITIES) – (0.9%)		(1,123,422)

NET ASSETS – 100.0%		$120,519,651

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,368

Fidelity Securities Lending Cash Central Fund	3,041

Total	$4,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Fidelity Momentum Factor ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATION SERVICES – 9.8%
Diversified Telecommunication Services – 1.5%
Verizon Communications, Inc.	28,498	$1,569,100

Entertainment – 4.6%
Netflix, Inc. (a)	3,792	1,287,384
The Madison Square Garden Co. Class A (a)	2,377	660,568
The Walt Disney Co.	11,668	1,301,216
Twenty-First Century Fox, Inc. Class A	19,846	978,606
World Wrestling Entertainment, Inc. Class A	8,912	733,814

		4,961,588

Interactive Media & Services – 3.2%
Alphabet, Inc. Class A (a)	3,090	3,479,000

Media – 0.5%
Discovery, Inc. Class A (a)(b)	21,020	596,548

TOTAL COMMUNICATION SERVICES		10,606,236

CONSUMER DISCRETIONARY – 10.3%
Hotels, Restaurants & Leisure – 0.6%
Domino’s Pizza, Inc.	2,229	632,434

Internet & Direct Marketing Retail – 4.4%
Amazon.com, Inc. (a)	2,037	3,501,053
Etsy, Inc. (a)	13,036	712,418
GrubHub, Inc. (a)(b)	6,131	492,932

		4,706,403

Multiline Retail – 0.6%
Target Corp.	8,646	631,158

Specialty Retail – 3.2%
Advance Auto Parts, Inc.	3,650	581,080
O’Reilly Automotive, Inc. (a)	2,047	705,519
The Home Depot, Inc.	7,791	1,429,882
The TJX Companies, Inc.	15,096	750,724

		3,467,205

Textiles, Apparel & Luxury Goods – 1.5%
Lululemon Athletica, Inc. (a)	4,259	629,523
NIKE, Inc. Class B	12,423	1,017,195

		1,646,718

TOTAL CONSUMER DISCRETIONARY		11,083,918

CONSUMER STAPLES – 6.6%
Beverages – 1.3%
The Coca-Cola Co.	28,158	1,355,245

Food & Staples Retailing – 3.1%
Costco Wholesale Corp.	4,324	928,060
Sysco Corp.	9,961	636,010
The Kroger Co.	22,918	649,267
Walmart, Inc.	11,683	1,119,582

		3,332,919

	Shares	Value
Food Products – 1.6%
Archer-Daniels-Midland Co.	14,097	$632,955
Lamb Weston Holdings, Inc.	8,017	579,629
McCormick & Co., Inc. (non-vtg.)	4,439	548,838

		1,761,422

Personal Products – 0.6%
Herbalife Nutrition Ltd. (a)	11,155	665,953

TOTAL CONSUMER STAPLES		7,115,539

ENERGY – 5.0%
Oil, Gas & Consumable Fuels – 5.0%
Anadarko Petroleum Corp.	8,068	381,858
ConocoPhillips	9,539	645,695
EOG Resources, Inc.	5,454	541,037
Exxon Mobil Corp.	21,718	1,591,495
Hess Corp.	6,704	362,016
HollyFrontier Corp.	5,527	311,391
Marathon Oil Corp.	21,019	331,890
Marathon Petroleum Corp.	7,394	489,926
Valero Energy Corp.	5,303	465,710
Whiting Petroleum Corp. (a)	9,427	269,895

TOTAL ENERGY		5,390,913

FINANCIALS – 13.9%
Banks – 5.6%
Bank of America Corp.	63,002	1,793,667
Commerce Bancshares, Inc.	11,453	684,889
JPMorgan Chase & Co.	20,315	2,102,603
Popular, Inc.	13,335	728,224
SVB Financial Group (a)	3,042	709,942

		6,019,325

Capital Markets – 3.3%
CME Group, Inc.	5,122	933,638
Moody’s Corp.	5,238	830,276
MSCI, Inc.	4,982	848,285
S&P Global, Inc.	4,780	916,087

		3,528,286

Consumer Finance – 2.1%
American Express Co.	9,423	967,742
Credit Acceptance Corp. (a)(b)	1,650	656,733
Green Dot Corp. Class A (a)	8,983	664,922

		2,289,397

Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B (a)	11,447	2,352,816

Insurance – 0.7%
The Progressive Corp.	12,205	821,275

TOTAL FINANCIALS		15,011,099

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity Momentum Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE – 14.5%
Biotechnology – 0.8%
Neurocrine Biosciences, Inc. (a)	10,063	$887,758

Health Care Equipment & Supplies – 4.5%
ABIOMED, Inc. (a)	3,076	1,079,891
DexCom, Inc. (a)	8,398	1,184,370
IDEXX Laboratories, Inc. (a)	5,668	1,206,037
Intuitive Surgical, Inc. (a)	2,584	1,353,086

		4,823,384

Health Care Providers & Services – 4.4%
HCA Healthcare, Inc.	9,180	1,279,968
Humana, Inc.	3,965	1,225,145
UnitedHealth Group, Inc.	8,186	2,211,857

		4,716,970

Life Sciences Tools & Services – 1.1%
Illumina, Inc. (a)	4,110	1,149,937

Pharmaceuticals – 3.7%
Merck & Co., Inc.	25,985	1,934,064
Pfizer, Inc.	49,381	2,096,223

		4,030,287

TOTAL HEALTH CARE		15,608,336

INDUSTRIALS – 10.0%
Aerospace & Defense – 3.2%
Axon Enterprise, Inc. (a)	10,474	534,279
HEICO Corp.	7,787	658,001
The Boeing Co.	3,956	1,525,513
TransDigm Group, Inc. (a)	2,011	786,301

		3,504,094

Machinery – 0.9%
Caterpillar, Inc.	7,494	997,901

Professional Services – 2.6%
CoStar Group, Inc. (a)	1,887	737,327
IHS Markit Ltd. (a)	13,396	695,520
Insperity, Inc.	5,779	616,504
Verisk Analytics, Inc. (a)	6,108	717,140

		2,766,491

Road & Rail – 2.6%
CSX Corp.	12,399	814,614
Norfolk Southern Corp.	4,904	822,597
Union Pacific Corp.	7,337	1,167,097

		2,804,308

Trading Companies & Distributors – 0.7%
WW Grainger, Inc.	2,381	703,323

TOTAL INDUSTRIALS		10,776,117

INFORMATION TECHNOLOGY – 20.5%
Communications Equipment – 1.5%
Cisco Systems, Inc.	33,399	1,579,439

	Shares	Value
IT Services – 4.5%
Mastercard, Inc. Class A	7,079	$1,494,589
Square, Inc. Class A (a)	9,866	703,939
Twilio, Inc. Class A (a)	8,897	990,414
Visa, Inc. Class A	12,173	1,643,477

		4,832,419

Semiconductors & Semiconductor Equipment – 1.5%
Advanced Micro Devices, Inc. (a)(b)	36,189	883,374
NVIDIA Corp.	5,543	796,806

		1,680,180

Software – 9.0%
Adobe, Inc. (a)	4,719	1,169,462
Fortinet, Inc. (a)	8,442	646,404
Intuit, Inc.	4,161	898,027
Microsoft Corp.	38,244	3,993,821
Salesforce.com, Inc. (a)	7,861	1,194,636
ServiceNow, Inc. (a)	4,308	947,846
Zendesk, Inc. (a)	12,343	833,523

		9,683,719

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	22,153	3,687,145
NetApp, Inc.	9,414	600,331

		4,287,476

TOTAL INFORMATION TECHNOLOGY		22,063,233

MATERIALS – 2.5%
Chemicals – 2.0%
Air Products & Chemicals, Inc.	1,826	300,176
CF Industries Holdings, Inc.	3,711	161,985
DowDuPont, Inc.	12,005	645,989
Ecolab, Inc.	1,967	311,121
LyondellBasell Industries N.V. Class A	2,833	246,386
The Mosaic Co.	5,876	189,677
The Sherwin-Williams Co.	698	294,221

		2,149,555

Metals & Mining – 0.5%
Cleveland-Cliffs, Inc.	14,446	154,717
Nucor Corp.	3,685	225,669
Steel Dynamics, Inc.	4,422	161,801

		542,187

TOTAL MATERIALS		2,691,742

REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp.	2,807	485,162
Crown Castle International Corp.	3,098	362,652
Extra Space Storage, Inc.	2,180	214,970
Host Hotels & Resorts, Inc.	10,802	195,084
Life Storage, Inc.	1,772	174,134
Omega Healthcare Investors, Inc.	5,294	212,766

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Prologis, Inc.	4,951	$342,411
Public Storage	1,349	286,690
Ryman Hospitality Properties, Inc.	2,178	175,002
Simon Property Group, Inc.	2,111	384,455
SL Green Realty Corp.	1,989	183,843
STORE Capital Corp.	5,886	190,236
Sun Communities, Inc.	1,845	202,784
Uniti Group, Inc. (a)	8,292	165,094

		3,575,283

Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A (a)	4,894	223,900

TOTAL REAL ESTATE		3,799,183

UTILITIES – 3.3%
Electric Utilities – 1.4%
Exelon Corp.	10,185	486,436
FirstEnergy Corp.	9,269	363,345
NextEra Energy, Inc.	3,542	633,947

		1,483,728

Gas Utilities – 0.3%
UGI Corp.	5,728	326,668

Independent Power and Renewable Electricity Producers – 0.9%
AES Corp.	20,975	343,780
NRG Energy, Inc.	8,501	347,776
Vistra Energy Corp. (a)	13,308	334,164

		1,025,720

Multi-Utilities – 0.7%
Ameren Corp.	5,250	364,035

	Shares	Value
Public Service Enterprise Group, Inc.	7,135	$389,214

		753,249

TOTAL UTILITIES		3,589,365

TOTAL COMMON STOCKS (Cost $104,587,883)		107,735,681

Money Market Funds – 2.3%

Fidelity Cash Central Fund, 2.43% (c)	78,161	78,176
Fidelity Securities Lending Cash Central Fund, 2.43% (c)(d)	2,439,581	2,439,825

TOTAL MONEY MARKET FUNDS (Cost $2,518,002)		2,518,001

TOTAL INVESTMENT PORTFOLIO – 102.2% (Cost $107,105,885)		110,253,682

NET OTHER ASSETS (LIABILITIES) – (2.2%)		(2,369,470)

NET ASSETS – 100.0%		$107,884,212

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,173

Fidelity Securities Lending Cash Central Fund	226

Total	$1,399

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity Quality Factor ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 10.5%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	36,264	$1,090,096
Verizon Communications, Inc.	20,794	1,144,918

		2,235,014

Entertainment – 1.3%
The Walt Disney Co.	14,089	1,571,205

Interactive Media & Services – 5.3%
Alphabet, Inc. Class A (a)	3,318	3,735,703
Facebook, Inc. Class A (a)	15,148	2,525,020

		6,260,723

Media – 2.0%
Comcast Corp. Class A	44,799	1,638,299
Sirius XM Holdings, Inc. (b)	125,659	732,592

		2,370,891

TOTAL COMMUNICATION SERVICES		12,437,833

CONSUMER DISCRETIONARY – 10.0%
Auto Components – 0.0%
Garrett Motion, Inc. (a)	766	12,233

Hotels, Restaurants & Leisure – 3.7%
Domino’s Pizza, Inc.	3,185	903,680
Las Vegas Sands Corp.	13,767	803,442
McDonald’s Corp.	8,891	1,589,533
Yum! Brands, Inc.	11,767	1,105,863

		4,402,518

Internet & Direct Marketing Retail – 1.0%
Booking Holdings, Inc. (a)	625	1,145,506

Specialty Retail – 4.2%
O’Reilly Automotive, Inc. (a)	3,069	1,057,762
Ross Stores, Inc.	11,010	1,014,241
The Home Depot, Inc.	9,457	1,735,643
The TJX Companies, Inc.	22,679	1,127,827

		4,935,473

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	16,370	1,340,375

TOTAL CONSUMER DISCRETIONARY		11,836,105

CONSUMER STAPLES – 6.7%
Beverages – 1.6%
Monster Beverage Corp. (a)	9,918	567,706
The Coca-Cola Co.	27,759	1,336,041

		1,903,747

Food Products – 0.5%
The Hershey Co.	5,538	587,582

Household Products – 3.1%
Colgate-Palmolive Co.	11,048	714,584
Kimberly-Clark Corp.	5,731	638,319
The Clorox Co.	3,963	588,030

	Shares	Value
The Procter & Gamble Co.	17,253	$1,664,397

		3,605,330

Tobacco – 1.5%
Altria Group, Inc.	16,751	826,662
Philip Morris International, Inc.	12,629	968,897

		1,795,559

TOTAL CONSUMER STAPLES		7,892,218

ENERGY – 5.1%
Energy Equipment & Services – 1.0%
Core Laboratories N.V. (b)	3,568	240,697
Halliburton Co.	12,927	405,391
Schlumberger Ltd.	12,047	532,598

		1,178,686

Oil, Gas & Consumable Fuels – 4.1%
ConocoPhillips	10,618	718,732
Exxon Mobil Corp.	23,885	1,750,293
Kinder Morgan, Inc.	29,975	542,547
Occidental Petroleum Corp.	8,050	537,579
Peabody Energy Corp.	9,144	326,441
Phillips 66	4,992	476,287
Valero Energy Corp.	5,211	457,630

		4,809,509

TOTAL ENERGY		5,988,195

FINANCIALS – 13.5%
Banks – 4.4%
Fifth Third Bancorp	38,000	1,019,160
SVB Financial Group (a)	3,507	818,464
The PNC Financial Services Group, Inc.	9,298	1,140,586
US Bancorp	27,000	1,381,320
Western Alliance Bancorp (a)	18,570	822,279

		5,181,809

Capital Markets – 6.3%
Affiliated Managers Group, Inc.	6,950	729,402
CME Group, Inc.	8,032	1,464,073
FactSet Research Systems, Inc.	5,335	1,166,391
Interactive Brokers Group, Inc. Class A	17,630	888,552
Moody’s Corp.	6,819	1,080,880
S&P Global, Inc.	6,432	1,232,693
SEI Investments Co.	18,222	866,274

		7,428,265

Consumer Finance – 1.9%
Discover Financial Services	16,147	1,089,761
Synchrony Financial	38,334	1,151,553

		2,241,314

Mortgage Real Estate Investment Trust (REITs) – 0.9%
AGNC Investment Corp.	56,398	1,010,088

TOTAL FINANCIALS		15,861,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Common Stocks – continued

	Shares	Value
HEALTH CARE – 14.3%
Biotechnology – 5.8%
AbbVie, Inc.	17,452	$1,401,221
Amgen, Inc.	8,129	1,521,017
Biogen, Inc. (a)	3,850	1,285,053
Celgene Corp. (a)	14,292	1,264,270
Gilead Sciences, Inc.	18,870	1,321,089

		6,792,650

Health Care Equipment & Supplies – 1.9%
IDEXX Laboratories, Inc. (a)	4,551	968,362
Intuitive Surgical, Inc. (a)	2,433	1,274,016

		2,242,378

Pharmaceuticals – 6.6%
Bristol-Myers Squibb Co.	24,402	1,204,727
Eli Lilly & Co.	14,408	1,726,943
Johnson & Johnson	19,814	2,636,847
Pfizer, Inc.	51,859	2,201,415

		7,769,932

TOTAL HEALTH CARE		16,804,960

INDUSTRIALS – 10.5%
Aerospace & Defense – 2.2%
Lockheed Martin Corp.	3,231	935,988
The Boeing Co.	4,406	1,699,042

		2,635,030

Building Products – 0.0%
Resideo Technologies, Inc. (a)	1,286	28,202

Commercial Services & Supplies – 0.6%
Rollins, Inc.	18,536	690,281

Electrical Equipment – 0.6%
Rockwell Automation, Inc.	4,308	730,292

Industrial Conglomerates – 2.0%
3M Co.	5,975	1,196,792
Honeywell International, Inc.	7,719	1,108,680

		2,305,472

Machinery – 1.9%
Allison Transmission Holdings, Inc.	14,968	728,492
Graco, Inc.	15,308	663,296
Illinois Tool Works, Inc.	6,225	854,755

		2,246,543

Professional Services – 1.4%
The Dun & Bradstreet Corp.	5,584	808,228
Verisk Analytics, Inc. (a)	6,589	773,615

		1,581,843

Road & Rail – 1.8%
CSX Corp.	13,436	882,745
Union Pacific Corp.	8,004	1,273,197

		2,155,942

TOTAL INDUSTRIALS		12,373,605

	Shares	Value
INFORMATION TECHNOLOGY – 19.5%
Communications Equipment – 0.6%
F5 Networks, Inc. (a)	4,649	$748,257

IT Services – 5.5%
Accenture PLC Class A	7,620	1,170,051
Mastercard, Inc. Class A	7,887	1,665,182
Paychex, Inc.	12,315	871,902
VeriSign, Inc. (a)	5,440	920,829
Visa, Inc. Class A	13,535	1,827,360

		6,455,324

Semiconductors & Semiconductor Equipment – 3.0%
Applied Materials, Inc.	20,272	792,230
KLA-Tencor Corp.	7,081	754,622
NVIDIA Corp.	5,742	825,412
Texas Instruments, Inc.	11,176	1,125,200

		3,497,464

Software – 6.7%
Adobe, Inc. (a)	5,231	1,296,347
Check Point Software Technologies Ltd. (a)	7,236	809,853
Microsoft Corp.	41,838	4,369,142
Oracle Corp.	29,201	1,466,766

		7,942,108

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	25,916	4,313,459

TOTAL INFORMATION TECHNOLOGY		22,956,612

MATERIALS – 2.7%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	2,423	398,317
Celanese Corp. Class A	2,636	252,423
Ecolab, Inc.	2,765	437,340
Linde PLC	2,712	442,083
LyondellBasell Industries N.V. Class A	3,600	313,092
The Sherwin-Williams Co.	904	381,054

		2,224,309

Construction Materials – 0.1%
Eagle Materials, Inc.	2,560	181,760

Containers & Packaging – 0.2%
Packaging Corp. of America	2,522	237,875

Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	21,000	244,440
Newmont Mining Corp.	8,762	298,872

		543,312

TOTAL MATERIALS		3,187,256

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 3.7%
American Tower Corp.	3,163	546,693
AvalonBay Communities, Inc.	1,563	301,534

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity Quality Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
CoreSite Realty Corp.	1,664	$164,387
Equity Residential	4,234	307,219
Essex Property Trust, Inc.	1,022	277,166
Extra Space Storage, Inc.	2,426	239,228
Federal Realty Investment Trust	1,718	227,755
Gaming and Leisure Properties, Inc.	5,707	214,012
National Retail Properties, Inc.	4,458	234,981
Prologis, Inc.	5,039	348,497
Public Storage	1,477	313,892
Realty Income Corp.	4,266	293,032
Regency Centers Corp.	3,368	218,920
Simon Property Group, Inc.	2,348	427,618
WP Carey, Inc.	3,066	229,613

TOTAL REAL ESTATE		4,344,547

UTILITIES – 3.3%
Electric Utilities – 1.2%
IDACORP, Inc.	3,504	341,640
NextEra Energy, Inc.	3,951	707,150
OGE Energy Corp.	9,378	384,029

		1,432,819

Gas Utilities – 0.3%
National Fuel Gas Co.	6,150	352,395

Independent Power and Renewable Electricity Producers – 0.7%
AES Corp.	25,596	419,519
NRG Energy, Inc.	11,129	455,287

		874,806

Multi-Utilities – 1.1%
CenterPoint Energy, Inc.	12,853	397,415

	Shares	Value
Consolidated Edison, Inc.	5,340	$414,651
WEC Energy Group, Inc.	6,096	445,191

		1,257,257

TOTAL UTILITIES		3,917,277

TOTAL COMMON STOCKS (Cost $120,873,407)		117,600,084

Money Market Funds – 0.9%

Fidelity Cash Central Fund, 2.43% (c)	107,300	107,322
Fidelity Securities Lending Cash Central Fund, 2.43% (c)(d)	1,004,212	1,004,312

TOTAL MONEY MARKET FUNDS (Cost $1,111,649)		1,111,634

TOTAL INVESTMENT PORTFOLIO – 100.7% (Cost $121,985,056)		118,711,718

NET OTHER ASSETS (LIABILITIES) – (0.7%)		(835,873)

NET ASSETS – 100.0%		$117,875,845

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,401

Fidelity Securities Lending Cash Central Fund	10,707

Total	$12,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Fidelity Value Factor ETF

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 11.4%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	36,179	$1,087,541
Verizon Communications, Inc.	20,720	1,140,843

		2,228,384

Entertainment – 2.5%
The Walt Disney Co.	15,829	1,765,250
Viacom, Inc. Class B	37,471	1,102,397

		2,867,647

Interactive Media & Services – 5.4%
Alphabet, Inc. Class A (a)	3,298	3,713,185
Facebook, Inc. Class A (a)	15,015	2,502,851

		6,216,036

Media – 1.6%
Comcast Corp. Class A	50,388	1,842,689

TOTAL COMMUNICATION SERVICES		13,154,756

CONSUMER DISCRETIONARY – 9.8%
Automobiles – 0.9%
Ford Motor Co.	121,070	1,065,416

Diversified Consumer Services – 0.8%
H&R Block, Inc.	41,663	982,830

Hotels, Restaurants & Leisure – 2.8%
Norwegian Cruise Line Holdings Ltd. (a)	21,576	1,109,654
Royal Caribbean Cruises Ltd.	9,728	1,167,846
Wyndham Destinations, Inc.	22,545	950,046

		3,227,546

Household Durables – 0.9%
PulteGroup, Inc.	37,082	1,031,250

Internet & Direct Marketing Retail – 0.8%
eBay, Inc. (a)	26,306	885,197

Multiline Retail – 2.5%
Kohl’s Corp.	15,013	1,031,243
Macy’s, Inc.	27,836	732,087
Target Corp.	15,098	1,102,154

		2,865,484

Specialty Retail – 1.1%
Foot Locker, Inc.	22,030	1,231,257

TOTAL CONSUMER DISCRETIONARY		11,288,980

CONSUMER STAPLES – 6.9%
Food & Staples Retailing – 2.2%
The Kroger Co.	20,704	586,544
Walgreens Boots Alliance, Inc.	11,425	825,571
Walmart, Inc.	12,240	1,172,959

		2,585,074

Food Products – 1.0%
Ingredion, Inc.	5,515	545,985

	Shares	Value
Tyson Foods, Inc. Class A	10,154	$628,736

		1,174,721

Household Products – 2.1%
Kimberly-Clark Corp.	5,975	665,496
The Procter & Gamble Co.	17,537	1,691,794

		2,357,290

Tobacco – 1.6%
Altria Group, Inc.	17,162	846,945
Philip Morris International, Inc.	12,903	989,918

		1,836,863

TOTAL CONSUMER STAPLES		7,953,948

ENERGY – 5.4%
Oil, Gas & Consumable Fuels – 5.4%
Chevron Corp.	11,244	1,289,125
ConocoPhillips	9,760	660,654
Exxon Mobil Corp.	23,121	1,694,307
HollyFrontier Corp.	5,403	304,405
Marathon Petroleum Corp.	6,109	404,782
Occidental Petroleum Corp.	7,342	490,299
PBF Energy, Inc. Class A	7,258	265,788
Peabody Energy Corp.	7,801	278,496
Phillips 66	4,513	430,585
Valero Energy Corp.	4,684	411,349

TOTAL ENERGY		6,229,790

FINANCIALS – 14.2%
Banks – 6.5%
Bank of America Corp.	62,740	1,786,208
Citigroup, Inc.	20,286	1,307,636
JPMorgan Chase & Co.	20,792	2,151,972
Popular, Inc.	13,012	710,585
Wells Fargo & Co.	30,583	1,495,814

		7,452,215

Capital Markets – 0.7%
Morgan Stanley	18,812	795,748

Consumer Finance – 1.9%
Capital One Financial Corp.	8,808	709,837
Discover Financial Services	10,279	693,730
Synchrony Financial	24,432	733,937

		2,137,504

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	11,852	2,436,060

Insurance – 1.9%
Athene Holding Ltd. Class A (a)	14,322	614,414
MetLife, Inc.	18,234	832,747
Prudential Financial, Inc.	8,148	750,756

		2,197,917

Thrifts & Mortgage Finance – 1.1%
MGIC Investment Corp. (a)	51,928	648,062

 See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity Value Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Radian Group, Inc.	33,564	$645,771

		1,293,833

TOTAL FINANCIALS		16,313,277

HEALTH CARE – 13.7%
Biotechnology – 4.7%
Amgen, Inc.	8,644	1,617,379
Biogen, Inc. (a)	4,127	1,377,510
Gilead Sciences, Inc.	20,077	1,405,591
United Therapeutics Corp. (a)	9,153	1,055,615

		5,456,095

Health Care Providers & Services – 4.6%
Cigna Corp.	6,937	1,386,082
CVS Health Corp.	21,875	1,433,906
Humana, Inc.	4,066	1,256,353
McKesson Corp.	9,810	1,258,133

		5,334,474

Pharmaceuticals – 4.4%
Johnson & Johnson	20,529	2,731,999
Pfizer, Inc.	54,342	2,306,818

		5,038,817

TOTAL HEALTH CARE		15,829,386

INDUSTRIALS – 10.5%
Aerospace & Defense – 1.6%
The Boeing Co.	4,738	1,827,068

Airlines – 3.1%
Delta Air Lines, Inc.	17,620	870,957
JetBlue Airways Corp. (a)	46,039	828,242
Southwest Airlines Co.	16,403	931,034
United Continental Holdings, Inc. (a)	10,871	948,712

		3,578,945

Building Products – 0.6%
Owens Corning	13,491	706,793

Machinery – 3.4%
Caterpillar, Inc.	8,454	1,125,735
Cummins, Inc.	6,394	940,621
Oshkosh Corp.	11,317	849,341
PACCAR, Inc.	14,154	927,370

		3,843,067

Professional Services – 0.6%
ManpowerGroup, Inc.	8,909	704,078

Trading Companies & Distributors – 1.2%
AerCap Holdings N.V. (a)	14,429	681,915
United Rentals, Inc. (a)	5,777	723,627

		1,405,542

TOTAL INDUSTRIALS		12,065,493

	Shares	Value
INFORMATION TECHNOLOGY – 19.0%
Communications Equipment – 1.6%
Cisco Systems, Inc.	38,589	$1,824,874

IT Services – 5.4%
Accenture PLC Class A	7,511	1,153,314
Alliance Data Systems Corp.	3,491	619,967
Cognizant Technology Solutions Corp. Class A	12,235	852,535
DXC Technology Co.	9,845	631,261
International Business Machines Corp.	9,001	1,209,914
Visa, Inc. Class A	13,350	1,802,384

		6,269,375

Semiconductors & Semiconductor Equipment – 2.1%
Intel Corp.	35,889	1,691,090
Micron Technology, Inc. (a)	19,007	726,447

		2,417,537

Software – 5.7%
Microsoft Corp.	41,569	4,341,051
Oracle Corp.	28,785	1,445,870
VMware, Inc. Class A	5,276	797,045

		6,583,966

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	25,760	4,287,495
Western Digital Corp.	12,079	543,434

		4,830,929

TOTAL INFORMATION TECHNOLOGY		21,926,681

MATERIALS – 2.5%
Chemicals – 1.2%
DowDuPont, Inc.	13,785	741,771
Huntsman Corp.	7,812	171,629
LyondellBasell Industries N.V. Class A	3,511	305,352
The Chemours Co.	5,861	209,531

		1,428,283

Containers & Packaging – 0.3%
International Paper Co.	6,148	291,600

Metals & Mining – 0.8%
Alcoa Corp. (a)	6,009	178,347
Freeport-McMoRan, Inc.	20,552	239,225
Nucor Corp.	4,785	293,033
United States Steel Corp.	7,679	173,085

		883,690

Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	8,806	214,690

TOTAL MATERIALS		2,818,263

REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Apple Hospitality REIT, Inc.	11,656	191,275
Brixmor Property Group, Inc.	12,236	209,603

 See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
EPR Properties	3,180	$232,331
Hospitality Properties Trust	7,469	199,124
Host Hotels & Resorts, Inc.	12,075	218,074
Kimco Realty Corp.	13,700	233,037
Medical Properties Trust, Inc.	15,395	280,189
Park Hotels & Resorts, Inc.	7,060	212,294
Prologis, Inc.	5,470	378,305
Senior Housing Properties Trust	11,789	162,335
Simon Property Group, Inc.	2,563	466,774
Ventas, Inc.	5,052	325,803
Welltower, Inc.	4,750	368,077
Weyerhaeuser Co.	9,395	246,525

		3,723,746

Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (a)	5,397	246,912
Jones Lang LaSalle, Inc.	1,390	199,340

		446,252

TOTAL REAL ESTATE		4,169,998

UTILITIES – 2.8%
Electric Utilities – 1.5%
Duke Energy Corp.	6,439	565,215
Exelon Corp.	10,591	505,826
NextEra Energy, Inc.	3,711	664,195

		1,735,236

Independent Power and Renewable Electricity Producers – 1.0%
AES Corp.	22,316	365,759

	Shares	Value
NRG Energy, Inc.	9,719	$397,605
Vistra Energy Corp. (a)	13,299	333,938

		1,097,302

Multi-Utilities – 0.3%
Consolidated Edison, Inc.	4,796	372,409

TOTAL UTILITIES		3,204,947

TOTAL COMMON STOCKS (Cost $114,410,130)		114,955,519

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 2.43% (b) (Cost $122,603)	122,578	122,602

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $114,532,733)		115,078,121

NET OTHER ASSETS (LIABILITIES) – 0.1%		115,312

NET ASSETS – 100.0%		$115,193,433

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,279

Fidelity Securities Lending Cash Central Fund	192

Total	$1,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

 See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Financial Statements

Statements of Assets and Liabilities

January 31, 2019 (Unaudited)

	Fidelity Dividend ETF for Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF

Assets

Investments in securities, at value (including securities loaned of $1,856,808, $3,763,274, $1,234,796 and $2,435,656, respectively) – See accompanying schedule:
Unaffiliated issuers	$361,412,035	$267,644,725	$120,250,841	$107,735,681
Fidelity Central Funds	2,524,769	4,295,407	1,392,232	2,518,001

Total Investments in Securities	$363,936,804	$271,940,132	$121,643,073	$110,253,682

Cash	—	—	—	36,519

Foreign currency held at value (cost $59,862, $3,580, $— and $—, respectively)	59,463	3,518	—	—

Receivable for fund shares sold	—	—	1,606,928	—

Dividends receivable	600,782	625,375	139,712	58,030

Distributions receivable from Fidelity Central Funds	871	1,209	40	211

Total assets	364,597,920	272,570,234	123,389,753	110,348,442

Liabilities

Payable for investments purchased	—	—	1,596,756	—

Accrued management fees	85,557	60,938	25,596	24,405

Collateral on securities loaned, at value	1,881,450	3,817,250	1,247,750	2,439,825

Total liabilities	1,967,007	3,878,188	2,870,102	2,464,230

Net Assets	$362,630,913	$268,692,046	$120,519,651	$107,884,212

Net Assets consist of:

Paid in capital	363,703,686	269,356,310	115,127,745	106,384,161

Total distributable earnings (loss)	(1,072,773)	(664,264)	5,391,906	1,500,051

Net Assets	$362,630,913	$268,692,046	$120,519,651	$107,884,212

Shares outstanding	11,850,000	9,150,000	3,750,000	3,350,000

Net Asset Value, offering price and redemption price per share	$30.60	$29.37	$32.14	$32.20

Investments at cost – Unaffiliated issuers	$360,795,932	$266,465,609	$117,384,631	$104,587,883

Investments at cost – Fidelity Central Funds	2,524,769	4,295,408	1,392,232	2,518,002

Investments at cost	$363,320,701	$270,761,017	$118,776,863	$107,105,885

 See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Statements of Assets and Liabilities

January 31, 2019 (Unaudited)

	Fidelity Quality Factor ETF	Fidelity Value Factor ETF

Assets

Investments in securities, at value (including securities loaned of $947,107 and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$117,600,084	$114,955,519
Fidelity Central Funds	1,111,634	122,602

Total Investments in Securities	$118,711,718	$115,078,121

Cash	35,680	—

Foreign currency held at value (cost $— and $—, respectively)	—	—

Receivable for fund shares sold	—	—

Dividends receivable	153,728	141,832

Distributions receivable from Fidelity Central Funds	5,671	43

Total assets	118,906,797	115,219,996

Liabilities

Payable for investments purchased	—	—

Accrued management fees	26,694	26,563

Collateral on securities loaned, at value	1,004,258	—

Total liabilities	1,030,952	26,563

Net Assets	$117,875,845	$115,193,433

Net Assets consist of:

Paid in capital	118,950,830	114,223,306

Total distributable earnings (loss)	(1,074,985)	970,127

Net Assets	$117,875,845	$115,193,433

Shares outstanding	3,650,000	3,550,000

Net Asset Value, offering price and redemption price per share	$32.29	$32.45

Investments at cost – Unaffiliated issuers	$120,873,407	$114,410,130

Investments at cost – Fidelity Central Funds	1,111,649	122,603

Investments at cost	$121,985,056	$114,532,733

 See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Financial Statements – continued

Statements of Operations

For the six months ended January 31, 2019 (Unaudited)

	Fidelity Dividend ETF for Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF

Investment Income

Dividends	$6,603,329	$5,061,106	$907,864	$707,046

Income from Fidelity Central Funds	30,865	9,878	4,409	1,399

Total income	6,634,194	5,070,984	912,273	708,445

Expenses

Management fees	540,286	318,192	123,102	143,645

Independent trustees’ compensation	1,136	613	234	303

Total expenses before reductions	541,422	318,805	123,336	143,948

Expense reductions	(102)	(108)	(203)	(215)

Total expenses	541,320	318,697	123,133	143,733

Net investment income (loss)	6,092,874	4,752,287	789,140	564,712

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(338,440)	270,150	(9,526)	(3,647,665)

Net realized gain (loss) on In-kind redemptions	3,492,504	—	2,935,026	4,323,832

Net realized gain (loss) on foreign currency transactions	(1,900)	(937)	—	—

Total net realized gain (loss)	3,152,164	269,213	2,925,500	676,167

Change in net unrealized appreciation (depreciation) on investment securities	(18,731,546)	(6,561,905)	(2,300,866)	(4,726,698)

Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	67	17	—	(1)

Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	654	(9)	—	—

Total change in net unrealized appreciation (depreciation)	(18,730,825)	(6,561,897)	(2,300,866)	(4,726,699)

Net gain (loss)	(15,578,661)	(6,292,684)	624,634	(4,050,532)

Net increase (decrease) in net assets resulting from operations	$(9,485,787)	$(1,540,397)	$1,413,774	$(3,485,820)

 See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Statements of Operations

For the six months ended January 31, 2019 (Unaudited)

	Fidelity Quality Factor ETF	Fidelity Value Factor ETF

Investment Income

Dividends	$1,166,878	$1,263,360

Income from Fidelity Central Funds	12,108	1,471

Total income	1,178,986	1,264,831

Expenses

Management fees	159,278	144,455

Independent trustees’ compensation	306	292

Total expenses before reductions	159,584	144,747

Expense reductions	(177)	(130)

Total expenses	159,407	144,617

Net investment income (loss)	1,019,579	1,120,214

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(367,946)	(956,179)

Net realized gain (loss) on In-kind redemptions	3,086,248	2,515,768

Net realized gain (loss) on foreign currency transactions	—	—

Total net realized gain (loss)	2,718,302	1,559,589

Change in net unrealized appreciation (depreciation) on investment securities	(8,361,212)	(5,147,519)

Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(13)	—

Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	—

Total change in net unrealized appreciation (depreciation)	(8,361,225)	(5,147,519)

Net gain (loss)	(5,642,923)	(3,587,930)

Net increase (decrease) in net assets resulting from operations	$(4,623,344)	$(2,467,716)

 See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity Dividend ETF for Rising Rates		Fidelity High Dividend ETF
	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,092,874	$7,604,966	$4,752,287	$3,902,545
Net realized gain (loss)	3,152,164	5,757,039	269,213	4,576,051
Change in net unrealized appreciation (depreciation)	(18,730,825)	17,013,699	(6,561,897)	6,938,649

Net increase (decrease) in net assets resulting from operations	(9,485,787)	30,375,704	(1,540,397)	15,417,245

Distributions to shareholders	(5,553,500)	—	(3,984,300)	—

Distributions to shareholders from net investment income	—	(7,614,450)	—	(4,045,250)

Distributions to shareholders from net realized gain	—	—	—	(29,500)

Total distributions	(5,553,500)	(7,614,450)	(3,984,300)	(4,074,750)

Share transactions
Proceeds from sales of shares	73,948,164	237,265,494	102,382,088	133,442,348
Cost of shares redeemed	(43,173,541)	(65,623,350)	—	(32,300,411)

Net increase (decrease) in net assets resulting from share transactions	30,774,623	171,642,144	102,382,088	101,141,937

Total increase (decrease) in net assets	15,735,336	194,403,398	96,857,391	112,484,432

Net Assets
Beginning of period	346,895,577	152,492,179	171,834,655	59,350,223

End of period	$362,630,913	$346,895,577	$268,692,046	$171,834,655

Undistributed net investment income end of period		$122,792		$—

Other Information

Shares
Sold	2,350,000	7,750,000	3,450,000	4,600,000
Redeemed	(1,500,000)	(2,100,000)	—	(1,100,000)

Net increase (decrease)	850,000	5,650,000	3,450,000	3,500,000

 See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Statements of Changes in Net Assets

	Fidelity Low Volatility Factor ETF		Fidelity Momentum Factor ETF
	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$789,140	$800,213	$564,712	$717,946
Net realized gain (loss)	2,925,500	1,649,908	676,167	2,180,008
Change in net unrealized appreciation (depreciation)	(2,300,866)	4,025,357	(4,726,699)	6,072,794

Net increase (decrease) in net assets resulting from operations	1,413,774	6,475,478	(3,485,820)	8,970,748

Distributions to shareholders	(696,000)	—	(545,500)	—

Distributions to shareholders from net investment income	—	(793,800)	—	(688,250)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(696,000)	(793,800)	(545,500)	(688,250)

Share transactions
Proceeds from sales of shares	74,793,757	46,091,368	46,038,987	90,704,534
Cost of shares redeemed	(21,412,183)	(19,185,949)	(29,825,033)	(39,030,201)

Net increase (decrease) in net assets resulting from share transactions	53,381,574	26,905,419	16,213,954	51,674,333

Total increase (decrease) in net assets	54,099,348	32,587,097	12,182,634	59,956,831

Net Assets
Beginning of period	66,420,303	33,833,206	95,701,578	35,744,747

End of period	$120,519,651	$66,420,303	$107,884,212	$95,701,578

Undistributed net investment income end of period		$28,045		$49,177

Other Information

Shares
Sold	2,350,000	1,500,000	1,400,000	2,850,000
Redeemed	(650,000)	(650,000)	(900,000)	(1,250,000)

Net increase (decrease)	1,700,000	850,000	500,000	1,600,000

 See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity Quality Factor ETF		Fidelity Value Factor ETF
	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,019,579	$859,509	$1,120,214	$1,145,379
Net realized gain (loss)	2,718,302	1,969,453	1,559,589	2,387,424
Change in net unrealized appreciation (depreciation)	(8,361,225)	4,345,070	(5,147,519)	4,698,706

Net increase (decrease) in net assets resulting from operations	(4,623,344)	7,174,032	(2,467,716)	8,231,509

Distributions to shareholders	(888,350)	—	(994,600)	—

Distributions to shareholders from net investment income	—	(891,500)	—	(1,129,450)

Distributions to shareholders from net realized gain	—	—	—	—

Total distributions	(888,350)	(891,500)	(994,600)	(1,129,450)

Share transactions
Proceeds from sales of shares	89,764,613	44,304,370	49,151,170	62,950,948
Cost of shares redeemed	(31,636,046)	(15,896,471)	(16,945,523)	(22,241,630)

Net increase (decrease) in net assets resulting from share transactions	58,128,567	28,407,899	32,205,647	40,709,318

Total increase (decrease) in net assets	52,616,873	34,690,431	28,743,331	47,811,377

Net Assets
Beginning of period	65,258,972	30,568,541	86,450,102	38,638,725

End of period	$117,875,845	$65,258,972	$115,193,433	$86,450,102

Undistributed net investment income end of period		$22,608		$46,922

Other Information

Shares
Sold	2,700,000	1,400,000	1,500,000	1,950,000
Redeemed	(1,000,000)	(500,000)	(500,000)	(700,000)

Net increase (decrease)	1,700,000	900,000	1,000,000	1,250,000

 See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Financial Highlights

	Fidelity Dividend ETF for Rising Rates
	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$31.54		$28.50	$25.34

Income from Investment Operations
Net investment income (loss)B	0.51		0.93	0.76
Net realized and unrealized gain (loss)	(0.99)		3.03	2.98

Total from investment operations	(0.48)		3.96	3.74

Distributions from net investment income	(0.46)		(0.92)	(0.58)

Total distributions	(0.46)		(0.92)	(0.58)

Net asset value, end of period	$30.60		$31.54	$28.50

Total ReturnC,D	(1.47)%		14.04%	14.85%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.30%	.29	%G
Expenses net of all reductions	.29	%G	.30%	.29	%G
Net investment income (loss)	3.27	%G	3.08%	3.09	%G

Supplemental Data
Net assets, end of period (000 omitted)	$362,631		$346,896	$152,492
Portfolio turnover rateH,I	2	%J	38%	52	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

 See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity High Dividend ETF
	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$30.15		$26.98	$25.32

Income from Investment Operations				.
Net investment income (loss)B	0.64		1.09	0.85
Net realized and unrealized gain (loss)	(0.88)		3.21	1.57

Total from investment operations	(0.24)		4.30	2.42

Distributions from net investment income	(0.54)		(1.12)	(0.76)

Distributions from net realized gain	—		(0.01)	—

Total distributions	(0.54)		(1.13)	(0.76)

Net asset value, end of period	$29.37		$30.15	$26.98

Total ReturnC,D	(0.77)%		16.23%	9.61%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.30%	.29	%G
Expenses net of all reductions	.29	%G	.30%	.29	%G
Net investment income (loss)	4.33	%G	3.80%	3.61	%G

Supplemental Data
Net assets, end of period (000 omitted)	$268,692		$171,835	$59,350
Portfolio turnover rateH,I	4	%J	53%	57	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

 See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Financial Statements

	Fidelity Low Volatility Factor ETF

	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$32.40		$28.19	$25.31

Income from Investment Operations
Net investment income (loss)B	0.30		0.53	0.45
Net realized and unrealized gain (loss)	(0.29	)C	4.20	2.81

Total from investment operations	0.01		4.73	3.26

Distributions from net investment income	(0.27)		(0.52)	(0.38)

Total distributions	(0.27)		(0.52)	(0.38)

Net asset value, end of period	$32.14		$32.40	$28.19

Total ReturnD,E	0.06%		16.89%	12.94%

Ratios to Average Net AssetsF,G
Expense before reductions	.29	%H	.30%	.29	%H
Expenses net of fee waivers, if any	.29	%H	.30%	.29	%H
Expenses net of all reductions	.29	%H	.30%	.29	%H
Net investment income (loss)	1.86	%H	1.73%	1.87	%H

Supplemental Data
Net assets, end of period (000 omitted)	$120,520		$66,420	$33,833
Portfolio turnover rateI,J	18	%K	31%	33	%K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Annualized.

I	Amount does not include the portfolio activity of any underlying funds.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

K	Amount not annualized.

 See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity Momentum Factor ETF
	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$33.58		$28.60	$25.34

Income from Investment Operations
Net investment income (loss)B	0.19		0.36	0.36
Net realized and unrealized gain (loss)	(1.39)		4.97	3.19

Total from investment operations	(1.20)		5.33	3.55

Distributions from net investment income	(0.18)		(0.35)	(0.29)

Total distributions	(0.18)		(0.35)	(0.29)

Net asset value, end of period	$32.20		$33.58	$28.60

Total ReturnC,D	(3.54)%		18.72%	14.11%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.30%	.29	%G
Expenses net of all reductions	.29	%G	.30%	.29	%G
Net investment income (loss)	1.14	%G	1.14%	1.50	%G

Supplemental Data
Net assets, end of period (000 omitted)	$107,884		$95,702	$35,745
Portfolio turnover rateH,I	65	%J	125%	106	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

 See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Financial Highlights

	Fidelity Quality Factor ETF
	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$33.47		$29.11	$25.37

Income from Investment Operations
Net investment income (loss)B	0.30		0.53	0.45
Net realized and unrealized gain (loss)	(1.24)		4.38	3.62

Total from investment operations	(0.94)		4.91	4.07

Distributions from net investment income	(0.24)		(0.55)	(0.33)

Total distributions	(0.24)		(0.55)	(0.33)

Net asset value, end of period	$32.29		$33.47	$29.11

Total ReturnC,D	(2.75)%		16.95%	16.10%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.30%	.29	%G
Expenses net of all reductions	.29	%G	.30%	.29	%G
Net investment income (loss)	1.86	%G	1.66%	1.84	%G

Supplemental Data
Net assets, end of period (000 omitted)	$117,876		$65,259	$30,569
Portfolio turnover rateH,I	11	%J	30%	35	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

 See accompanying notes which are an integral part of the financial statements.

45	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity Value Factor ETF

	Six months ended January 31, 2019 (Unaudited)		Year ended July 31, 2018	Year ended July 31, 2017A

Selected Per-Share Data

Net asset value, beginning of period	$33.90		$29.72	$25.37

Income from Investment Operations
Net investment income (loss)B	0.37		0.58	0.49
Net realized and unrealized gain (loss)	(1.49)		4.18	4.23

Total from investment operations	(1.12)		4.76	4.72

Distributions from net investment income	(0.33)		(0.58)	(0.37)

Total distributions	(0.33)		(0.58)	(0.37)

Net asset value, end of period	$32.45		$33.90	$29.72

Total ReturnC,D	(3.29)%		16.11%	18.65%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.30%	.29	%G
Expenses net of all reductions	.29	%G	.30%	.29	%G
Net investment income (loss)	2.25	%G	1.79%	1.92	%G

Supplemental Data
Net assets, end of period (000 omitted)	$115,193		$86,450	$38,639
Portfolio turnover rateH,I	17	%J	38%	42	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

 See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Notes to Financial Statements

For the period ended January 31, 2019 (Unaudited)

1. Organization.

Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the FairValue Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

47	Semiannual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, partnerships, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Dividend ETF for Rising Rates	$364,064,924	$18,054,781	$(18,182,901)	$(128,120)
Fidelity High Dividend ETF	271,462,112	10,881,584	(10,403,564)	478,020
Fidelity Low Volatility Factor ETF	118,880,985	5,684,107	(2,922,019)	2,762,088
Fidelity Momentum Factor ETF	107,115,897	6,665,235	(3,527,450)	3,137,785
Fidelity Quality Factor ETF	122,045,481	3,581,080	(6,914,843)	(3,333,763)
Fidelity Value Factor ETF	114,672,409	4,956,654	(4,550,942)	405,712

Semiannual Report	48

3. Significant Accounting Policies – continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$(4,911,356)	$(238,610)	$(5,149,966)
Fidelity High Dividend ETF	(2,059,603)	(599,311)	(2,658,914)
Fidelity Low Volatility Factor ETF	(458,029)	(25,648)	(483,677)
Fidelity Momentum Factor ETF	(2,385,341)	—	(2,385,341)
Fidelity Quality Factor ETF	(623,489)	(13,987)	(637,476)
Fidelity Value Factor ETF	(1,220,949)	(11,936)	(1,232,885)

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund’s financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/ Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/ Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Dividend ETF for Rising Rates	$9,453,602	$8,701,744
Fidelity High Dividend ETF	11,713,135	8,446,985
Fidelity Low Volatility Factor ETF	17,170,744	15,006,332
Fidelity Momentum Factor ETF	65,440,753	65,149,349
Fidelity Quality Factor ETF	12,048,276	11,611,352
Fidelity Value Factor ETF	17,962,289	16,986,907

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Dividend ETF for Rising Rates	$72,402,986	$42,293,961
Fidelity High Dividend ETF	99,582,560	—
Fidelity Low Volatility Factor ETF	72,815,280	19,824,611
Fidelity Momentum Factor ETF	45,737,382	29,695,743
Fidelity Quality Factor ETF	89,093,624	31,427,988
Fidelity Value Factor ETF	48,883,975	16,849,015

49	Semiannual Report

Notes to Financial Statements – continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC) (the investment adviser) an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund’s average net assets. Under the management contract, FMRC pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee paid to FMRC is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on each applicable Fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund’s Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total security lending income
Fidelity Dividend ETF for Rising Rates	$25,661
Fidelity High Dividend ETF	5,911
Fidelity Low Volatility Factor ETF	3,041
Fidelity Momentum Factor ETF	226
Fidelity Quality Factor ETF	10,707
Fidelity Value Factor ETF	192

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the period, these credits reduced management fees by the following amounts:

Amount
Fidelity Dividend ETF for Rising Rates	$102
Fidelity High Dividend ETF	108
Fidelity Low Volatility Factor ETF	203
Fidelity Momentum Factor ETF	215
Fidelity Quality Factor ETF	177
Fidelity Value Factor ETF	130

Semiannual Report	50

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

51	Semiannual Report

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2018 to January 31, 2019).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During PeriodB August 1, 2018 to January 31, 2019

Fidelity Dividend ETF For Rising Rates	0.29%

Actual		$1,000.00	$985.30	$1.45

HypotheticalC		$1,000.00	$1,023.74	$1.48

Fidelity High Dividend ETF	0.29%

Actual		$1,000.00	$992.30	$1.46

HypotheticalC		$1,000.00	$1,023.74	$1.48

Fidelity Low Volatility Factor ETF	0.29%

Actual		$1,000.00	$1,000.60	$1.46

HypotheticalC		$1,000.00	$1,023.74	$1.48

Fidelity Momentum Factor ETF	0.29%

Actual		$1,000.00	$964.60	$1.44

HypotheticalC		$1,000.00	$1,023.74	$1.48

Fidelity Quality Factor ETF	0.29%

Actual		$1,000.00	$972.50	$1.44

HypotheticalC		$1,000.00	$1,023.74	$1.48

Fidelity Value Factor ETF	0.29%

Actual		$1,000.00	$967.10	$1.44

HypotheticalC		$1,000.00	$1,023.74	$1.48

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

Semiannual Report	52

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Factor-Based ETFs

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreement for each fund (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMRC and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund’s investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and Geode’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

53	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMRC’s affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for each fund and its benchmark index for the most recent one-year period ended June 30, 2018, as shown below.

Semiannual Report	54

Fidelity Dividend ETF for Rising Rates

Fidelity High Dividend ETF

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Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

Semiannual Report	56

Fidelity Quality Factor ETF

Fidelity Value Factor ETF

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were

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Board Approval of Investment Advisory Contracts and Management Fees – continued

lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Dividend ETF for Rising Rates

Fidelity High Dividend ETF

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Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

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Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity Quality Factor ETF

Fidelity Value Factor ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

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Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for each fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program. The Board considered that the amendments would not change the services provided to the funds or the party responsible for making such payments under the current management contracts.

The Board noted that each fund’s total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s and Geode’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and Geode’s affiliates may benefit from the funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode’s relationship with each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity’s long-term strategies for certain funds; (ii) Fidelity’s fund profitability methodology,

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Board Approval of Investment Advisory Contracts and Management Fees – continued

profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

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63

CPF-SANN-0319 1.9881295.102	875415.1.0

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2019

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 26, 2019